Registration No. 2-52714

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------



                   Post-Effective Amendment No. 29 to Form S-6
         For Registration Under the Securities Act of 1933 of Securities
               of Unit Investment Trusts Registered on Form N-8B-2
                                       FOR


                             ----------------------

                        PRUDENTIAL'S ANNUITY PLAN ACCOUNT
                              (Exact name of trust)

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                 PRUDENTIAL PLAZA, NEWARK, NEW JERSEY 07102-3777
                     (Name of depositor and complete address
                         of principal executive offices)

                             ----------------------

                And Also to Form N-1A for Registration Under the
                Securities Act of 1933 and Registration Statement
                    Under the Investment Company Act of 1940
                                       FOR

                             ----------------------


                        PRUDENTIAL'S GIBRALTAR FUND, INC.
                                PRUDENTIAL PLAZA
                             NEWARK, N.J. 07102-3777
                          (Exact name of co-registrant
                   and address of principal executive offices)


                             ----------------------


                                CAREN CUNNINGHAM
                            ASSISTANT GENERAL COUNSEL
                      PRUDENTIAL MUTUAL FUND MANAGEMENT LLC
                              GATEWAY CENTER THREE
                            NEWARK, NEW JERSEY, 07102
                (Name and complete address of agent for service)


                             ----------------------

                                   Copies to:


                               CHRISTOPHER PALMER
                                 SHEA & GARDNER
                         1800 MASSACHUSSETS AVENUE, N.W.
                             WASHINGTON, D.C. 20036


                             ----------------------


It is proposed that this filing will become effective (check appropriate space):

      [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


      [X] on May 2, 1997 pursuant to paragraph (b) of Rule 485
                (date)


      [ ] 60 days after filing pursuant to paragraph (a) of Rule 485

      [ ] on ____________ pursuant to paragraph (a) of Rule 485
                (date)

                           VARIABLE ANNUITY CONTRACTS
                       CROSS REFERENCE SHEET TO PROSPECTUS

INFORMATION REQUIRED BY
ITEM OF FORM N-8B-2                                          LOCATION IN PROSPECTUS

   1.......................................................  Prudential's Investment Plan and Annuity Plan Accounts

   2.......................................................  The Prudential's Administrative Role
                                                             The Contracts of the Prudential Financial Security
                                                             Program

   3.......................................................  Not Applicable

   4.......................................................  The Prudential's Administrative Role
                                                             The Contracts of the Prudential Financial Security
                                                             Program

   5-6.....................................................  Prudential's Investment Plan and Annuity Plan Accounts

   9.......................................................  Not Applicable

   10  (a).................................................  How Variable Annuity Payments are Determined

       (b).................................................  Federal Income Taxes

       (c).................................................  Cancelling the Annuity
                                                             Changing the Annuity Selected

       (d).................................................  Canceling the Annuity
                                                             Assignment
                                                             Naming a Beneficiary
                                                             Differences Under Old Form Contracts

       (e).................................................  Not Applicable

       (f).................................................  Description of Fund Shares and Voting Rights

       (g)-(h).............................................  Substitution of Fund Shares
                                                             Changing the Contract
                                                             The Types of Annuity Available
                                                             How Variable Annuity Payments are Determined
                                                             Canceling the Annuity
                                                             Naming a Beneficiary
                                                             Differences Under Old Form Contracts

   11......................................................  Summary
                                                             Prudential's Investment Plan and Annuity Plan Accounts


   12......................................................  Prudential's Gibraltar Fund, Inc.
                                                             The Prudential's Administrative Role
                                                             The Contracts of the Prudential Financial Security
                                                             Program
                                                             Custodian, Transfer Agent and Dividend-Paying Agent


   13......................................................  Summary
                                                             The Prudential's Administrative Role
                                                             Sales and Other Charges
                                                             Custodian, Transfer Agent and Dividend-Paying Agent
                                                             Differences Under Old Form Contracts

   14......................................................  Purchasing a Variable Annuity
                                                             Differences Under Old Form Contracts

CROSS REFERENCE SHEET (VARIABLE ANNUITY) -- PAGE 2


INFORMATION REQUIRED BY
ITEM OF FORM N-8B-2                                          LOCATION IN PROSPECTUS

   15......................................................  The Prudential's Administrative Role
                                                             How Variable Annuity Payments are Determined
                                                             Differences Under Old Form Contracts

   16......................................................  Prudential's Investment Plan and Annuity Plan Accounts
                                                             Redemption of Fund Shares

   17......................................................  Canceling the Annuity

   18......................................................  Prudential's Investment Plan and Annuity Plan Accounts
                                                             Federal Income Taxes
                                                             The Prudential's Administrative Role
                                                             Financial Statements of Prudential's Annuity Plan
                                                             Account

   19......................................................  The Prudential's Administrative Role

   20-22...................................................  Not Applicable

   23......................................................  Directors and Officers of The Prudential

   24......................................................  Not Applicable

   25......................................................  The Contracts of the Prudential Financial Security
                                                             Program


   26......................................................  Sales and Other Charges
                                                             Prudential's Gibraltar Fund, Inc.


   27......................................................  The Contracts of the Prudential Financial Security
                                                             Program
                                                             The Prudential as Manager of the Fund's Investments

   28......................................................  Directors and Officers of The Prudential

   29-34...................................................  Not Applicable

   35......................................................  Summary

   37......................................................  Not Applicable

   38-39...................................................  The Contracts of the Prudential Financial Security
                                                             Program


   40......................................................  Sales and Other Charges
                                                             Prudential's Gibraltar Fund, Inc.


   41......................................................  The Contracts of the Prudential Financial Security
                                                             Program
                                                             The Prudential as Manager of the Fund's Investments

   42......................................................  Directors and Officers of The Prudential

   43......................................................  Not Applicable

   44......................................................  Purchasing a Variable Annuity
                                                             Sales and Other Charges
                                                             How Variable Annuity Payments are Determined

CROSS REFERENCE SHEET (VARIABLE ANNUITY) -- PAGE 3

INFORMATION REQUIRED BY
ITEM OF FORM N-8B-2                                          LOCATION IN PROSPECTUS

   45......................................................  The Risks Which The Prudential Assumes
                                                             Canceling the Annuity

   46......................................................  How Variable Annuity Payments are Determined
                                                             Canceling the Annuity
                                                             Differences Under Old Form Contracts

   47......................................................  Not Applicable

   48......................................................  The Contracts of the Prudential Financial Security
                                                             Program
                                                             State Regulation

   49......................................................  Not Applicable

   50......................................................  Prudential's Investment Plan and Annuity Plan Accounts

   51......................................................  The Risks Which The Prudential Assumes

   52......................................................  Summary
                                                             Substitution of Fund Shares

   53......................................................  Federal Income Taxes

   54-58...................................................  Not Applicable


   59......................................................  Financial Statements of Prudential's Annuity Plan
                                                             Account
                                                             Financial Statements of The Prudential
                                                             Insurance Company of America

                           PRUDENTIAL'S GIBRALTAR FUND, INC.
                       CROSS REFERENCE SHEET TO PROSPECTUS



INFORMATION REQUIRED BY
ITEM OF FORM N-1A                                            LOCATION IN PROSPECTUS
    1.   Cover Page                                          Cover Page

    2.   Synopsis                                            Summary
                                                             Fee Table


    3.   Condensed Financial                                 Prudential's Gibraltar Fund, Inc. -- Financial Highlights
         Information

    4.   General Description of                              Prudential's Gibraltar Fund, Inc.
         Registrant                                          Investment Policies
                                                             Restrictions on Investment
                                                             Description of Fund Shares and Voting Rights

    5.   Management of the Fund                              Directors and Officers of the Fund
                                                             Prudential's Gibraltar Fund, Inc.
                                                             The Prudential's Administrative Role
                                                             Custodian, Transfer Agent and Dividend-Paying Agent
                                                             Summary of Investment Advisory Contract
                                                             The Prudential as Manager of the Fund's Investments
                                                             Brokerage


    6.   Capital Stock and Other                             Description of Fund Shares and Voting Rights
         Securities                                          Redemption of Fund Shares
                                                             Federal Income Taxes


    7.   Purchase of Securities                              Prudential's Gibraltar Fund, Inc.
         Being Offered                                       Determination of Net Asset Value


    8.   Redemption or Repurchase                            Redemption of Fund Shares

    9.   Pending Legal Proceedings                           Not Applicable

   10.   Cover Page                                          Not Applicable

   11.   Table of Contents                                   Prospectus Contents

   12.   General Information                                 Not Applicable


   13.   Investment Objective and                            Prudential's Gibraltar Fund, Inc.
         Policies                                            Investment Policies
                                                             Restrictions on Investment
                                                             New Jersey Investment Laws
                                                             The Prudential as Manager of the Fund's Investments


   14.   Management of the Fund                              Directors and Officers of the Fund


   15.   Control Persons and                                 Prudential's Gibraltar Fund, Inc.
         Principal Holders of                                Description of Fund Shares and Voting Rights
         Securities                                          Directors and Officers of the Fund

   16.   Investment Advisory and                             Prudential's Gibraltar Fund, Inc.
         Other Services                                      Summary of Investment Advisory Contract
                                                             The Prudential as Manager of the Fund's Investments


  17.    Brokerage Allocation                                Brokerage

CROSS REFERENCE SHEET (PRUDENTIAL'S GIBRALTAR FUND, INC.) -- PAGE 2




INFORMATION REQUIRED BY
ITEM OF FORM N-1A                                            LOCATION IN PROSPECTUS
  18.    Capital Stock and Other                             Description of Fund Shares and Voting Rights
         Securities


  19.    Purchase, Redemption and                            Prudential's Gibraltar Fund, Inc.
         Pricing of Securities                               Determination of Net Asset Value
         Being Offered                                       Redemption of Fund Shares
                                                             Description of Fund Shares and Voting Rights


  20.    Tax Status                                          Federal Income Taxes

  21.    Underwriters                                        Not Applicable

  22.    Calculation of Performance                          Not Applicable
         Data


  23.    Financial Statements                                Financial Statements of Prudential's Gibraltar Fund, Inc.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

              (PROSPECTUS INCLUDES INFORMATION REQUIRED IN PART B)

PROSPECTUS


MAY 1, 1997


                                        [LOGO]

SYSTEMATIC
INVESTMENT PLAN
AND VARIABLE
ANNUITY CONTRACTS


The net proceeds derived from the sale of these Systematic Investment Plan and Variable Annuity Contracts are allocated to Prudential's Investment Plan Account and Prudential's Annuity Plan Account, respectively, which are variable contract accounts of The Prudential Insurance Company of America. The assets of these accounts are invested solely in



PRUDENTIAL'S GIBRALTAR FUND, INC.



shares of a mutual fund concerned primarily with growth of capital to an extent compatible with a concern for its preservation. Current income is a secondary consideration. The Fund's investment objectives are pursued primarily through the purchase of common stocks.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                MAILING ADDRESS:


                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                PRUDENTIAL PLAZA
                          NEWARK, NEW JERSEY 07102-3777

                            TELEPHONE: (800) 445-4571


FSP 110 Ed 5-97 YOU ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. Printed in U.S.A.

                               PROSPECTUS CONTENTS


                                                                            PAGE
                                                                            ----
GLOSSARY OF TERMS USED IN THIS PROSPECTUS ...............................      1

SUMMARY .................................................................      2
  THE SYSTEMATIC INVESTMENT PLAN ........................................      3
  THE VARIABLE ANNUITY CONTRACT .........................................      3

FEE TABLE ...............................................................      5

PRUDENTIAL'S GIBRALTAR FUND, INC.-- FINANCIAL HIGHLIGHTS ................      6

GENERAL PROGRAM INFORMATION .............................................      7
  THE CONTRACTS OF THE PRUDENTIAL FINANCIAL SECURITY PROGRAM ............      7
  PRUDENTIAL'S INVESTMENT PLAN AND ANNUITY PLAN ACCOUNTS ................      7
  PRUDENTIAL'S GIBRALTAR FUND, INC. .....................................      8
  THE PRUDENTIAL'S ADMINISTRATIVE ROLE ..................................      8

DESCRIPTION OF THE SYSTEMATIC INVESTMENT PLAN ...........................      9
  WHAT THE PLAN IS AND DOES .............................................      9
  PURCHASE PAYMENTS AND THE CREDITING OF SIP SHARES .....................      9
  DISTRIBUTIONS PER SHARE DURING PERIOD .................................     10
  SALES AND RELATED CHARGES .............................................     10
  LETTER OF INTENT ......................................................     11
  OTHER CHARGES .........................................................     11
  ANNUITY RATE PROTECTION ...............................................     12
  DISTRIBUTIONS .........................................................     13
  LIQUIDATION (REDEMPTION) OF SIP SHARES ................................     13
  TRANSFERRING SIP SHARES ...............................................     14
  SUBSTITUTION OF FUND SHARES ...........................................     14

DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT ............................     14
  PURCHASING A VARIABLE ANNUITY .........................................     14
  SALES AND OTHER CHARGES ...............................................     15
  RIGHT TO CANCEL .......................................................     16
  THE TYPES OF ANNUITY AVAILABLE ........................................     16
  HOW VARIABLE ANNUITY PAYMENTS ARE DETERMINED ..........................     16
  THE RISKS WHICH THE PRUDENTIAL ASSUMES ................................     18
  CHANGING THE ANNUITY SELECTED .........................................     18
  CANCELING THE ANNUITY .................................................     18
  THE CONTINUING RIGHT TO PURCHASE AN ANNUITY ...........................     19

DESCRIPTION OF PRUDENTIAL'S GIBRALTAR FUND, INC. ........................     19
  INVESTMENT POLICIES ...................................................     19
  RESTRICTIONS ON INVESTMENT ............................................     20
  NEW JERSEY INVESTMENT LAWS ............................................     21
  SUMMARY OF INVESTMENT ADVISORY CONTRACT ...............................     22
  THE PRUDENTIAL AS MANAGER OF THE FUND'S INVESTMENTS ...................     23
  BROKERAGE .............................................................     23
  DETERMINATION OF NET ASSET VALUE ......................................     25
  REDEMPTION OF FUND SHARES .............................................     25
  DESCRIPTION OF FUND SHARES AND VOTING RIGHTS ..........................     25
  CUSTODIAN, TRANSFER AGENT AND DIVIDEND-PAYING AGENT ...................     26

SUPPLEMENTARY INFORMATION ...............................................     26
  CUSTODIAN FOR PRUDENTIAL'S INVESTMENT PLAN ACCOUNT ....................     26
  NAMING A BENEFICIARY ..................................................     26
  ASSIGNMENT ............................................................     27
  CHANGING THE CONTRACT .................................................     27
  DIFFERENCES UNDER OLD FORM CONTRACTS ..................................     27

  SYSTEMATIC INVESTMENT PLAN DIFFERENCES ................................     28
  VARIABLE ANNUITY CONTRACT DIFFERENCES .................................     29
  STATE REGULATION ......................................................     29
  FEDERAL INCOME TAXES ..................................................     30
  ADDITIONAL INFORMATION ................................................     31
  EXPERTS ...............................................................     31
  LITIGATION ............................................................     31

DIRECTORS AND OFFICERS OF THE FUND ......................................     31

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA--DIRECTORS ..................     32

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA--OFFICERS ...................     35

FINANCIAL STATEMENTS OF PRUDENTIAL'S INVESTMENT PLAN ACCOUNT ............    A-1

FINANCIAL STATEMENTS OF PRUDENTIAL'S ANNUITY PLAN ACCOUNT ...............    B-1

FINANCIAL STATEMENTS OF PRUDENTIAL'S GIBRALTAR FUND, INC. ...............    C-1

SCHEDULE OF INVESTMENTS .................................................    C-2

FINANCIAL STATEMENTS OF THE PRUDENTIAL INSURANCE COMPANY
 OF AMERICA .............................................................    D-1


EFFECTIVE JANUARY 1, 1984, SALES OF THE CONTRACTS DESCRIBED IN THIS PROSPECTUS TO NEW CUSTOMERS WERE DISCONTINUED. THIS DECISION DOES NOT AFFECT INFORCE PLANHOLDERS WHO MAY CONTINUE TO MAKE SUBSEQUENT PURCHASES ON EITHER A SCHEDULED OR NON-SCHEDULED BASIS.

                    GLOSSARY OF TERMS USED IN THIS PROSPECTUS

ANNUITY: A series of payments made each month as long as a person, called an annuitant, is living. In some forms of annuity, payments may continue after the annuitant's death.

ANNUITY RATE PROTECTION: Protection against increases in annuity rates, acquired by buying Annuity Rate Protection Rights in connection with Systematic Investment Plan purchases.

ANNUITY SHARE: A measure used to determine the value of a variable annuity payment.

ANNUITY SHARE VALUE: The monthly dollar value of one Annuity Share.

BUSINESS DAY: Day on which the New York Stock Exchange is open for business.

CONTRACTS: The Systematic Investment Plan, Annuity Rate Protection and Variable Annuity Contracts described in this prospectus which are written agreements between The Prudential and the contract owner which set forth the rights, duties and privileges of all parties.

MORTALITY AND EXPENSE RISKS: The risks The Prudential assumes because the amount of variable annuity payments will not be affected by losses The Prudential may incur if annuitants live longer than expected or if actual expenses are higher than expected.

OLD FORM CONTRACTS: Amended forms of Systematic Investment Plan and Variable Annuity Contracts which were issued before the introduction in 1973 of revised contracts, but which are not generally issued now.

PLANHOLDER: Individual for whom purchases are made under the Systematic Investment Plan or Variable Annuity Contract.


PRUDENTIAL FINANCIAL SECURITY PROGRAM (PROGRAM): A number of contracts issued by The Prudential, including the Systematic Investment Plan and Variable Annuity Contracts described in this Prospectus.

PRUDENTIAL'S ANNUITY PLAN ACCOUNT (APA): The separate account in which the Variable Annuity Contracts described in this Prospectus participate.

PRUDENTIAL'S GIBRALTAR FUND, INC. (FUND): The mutual fund in whose shares Prudential's Investment Plan Account and Prudential's Annuity Plan Account invest.

PRUDENTIAL'S INVESTMENT PLAN ACCOUNT (IPA): The separate account in which the Systematic Investment Plan Contracts described in this Prospectus participate.


PURCHASE PAYMENT: Money paid under a Contract on behalf of a Planholder.

REVISED CONTRACTS: The Contracts generally described in this prospectus, which are revised forms of Systematic Investment Plan and Variable Annuity Contracts first offered to the public in 1973.

SECURITIES SHARES: Contract interests credited to Planholders on purchases under Old Form Systematic Investment Plans.

SEPARATE ACCOUNT: A separate portfolio of assets held by an insurance company and whose investment experience is kept separate from that of the other investment accounts of the company.


SHARE VALUE OF SYSTEMATIC INVESTMENT PLAN SHARE (SIP SHARE OR SECURITIES SHARE):
The dollar value of one SIP Share or Securities Share.


SIP SHARE: Measure used to determine the value of a Planholder's Systematic Investment Plan Contract.

TRANSFER ACCOUNT OR TRANSFER SCHEDULE: Account and schedule used, by agreement between The Prudential and an Accountholder, to receive and allocate funds in connection with Old Form Contracts.

VARIABLE ANNUITY: An annuity whose payments vary with the investment results of APA.

                                     SUMMARY

THESE PAGES CONTAIN A BRIEF SUMMARY OF SOME OF THE IMPORTANT FEATURES OF THE SYSTEMATIC INVESTMENT PLAN AND VARIABLE ANNUITY CONTRACTS DESCRIBED IN THIS PROSPECTUS, PARTICULARLY THOSE RELATED TO THE CHARGES MADE BY THE PRUDENTIAL. THIS SUMMARY DOES NOT PROVIDE A FULL DESCRIPTION OF THE CONTRACTS. THE ENTIRE PROSPECTUS SHOULD BE READ FOR THAT PURPOSE. YOU MAY FIND IT HELPFUL TO RE-READ THIS SUMMARY AFTER YOU HAVE READ THE PROSPECTUS.


This Prospectus describes several variable contracts issued by The Prudential Insurance Company of America (The Prudential). These Contracts include a Systematic Investment Plan Contract and an individual Variable Annuity Contract. For each Contract, one form, which has been amended several times since it was first offered in 1970, is called the Old Form Contract in this prospectus. This Prospectus also describes revised forms of these Contracts, which were first offered to the public on September 17, 1973.

The two forms of each Contract are similar in many respects; and since the revised Contracts were issued more widely, they are the ones generally described in this Prospectus. Whenever there is a difference between the Old Form and the revised Contracts, however, this will be noted or a reference will be made to the section entitled DIFFERENCES UNDER OLD FORM CONTRACTS, page 27. That section details how the Old Form Contracts, and the Program of which they are a part, differ from the revised Contracts and Program. Old Form Contracts can be identified by the letter A appearing as the 7th digit (and only letter) in the plan number. Revised Contracts contain the letter B in that spot.


The revised Contracts were issued in all states. However, all persons who purchased and still hold Old Form Contracts may continue to make additional purchase payments in accordance with the provisions of those Contracts. Persons holding Old Form Contracts may, under certain circumstances, exchange them for revised Contracts. In such cases, any annuities effected prior to the exchange would continue to be governed by the annuity payout provisions of the Old Form Contract.


  The net purchase payments made under the Systematic Investment Plan and Variable Annuity Contracts, after the deductions described below, are allocated to Prudential's Investment Plan Account and Prudential's Annuity Plan Account, respectively. The assets of both Prudential's Investment Plan Account and Prudential's Annuity Plan Account (Accounts) are invested at net asset value in shares of Prudential's Gibraltar Fund, Inc. (Fund). The value of interests in the Accounts will increase or decrease depending on increases or decreases in the market value of the portfolio securities owned by the Fund.

The Fund was organized by The Prudential to serve as the investment medium for the variable contract accounts of the Prudential Financial Security Program (Program), including these Accounts. The Fund does not sell its shares to the public. It is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company whose investment objective is concerned primarily with growth of capital to an extent compatible with a concern for its preservation. Current income is a secondary consideration. The portfolio of the Fund consists primarily of common stock of a diversified group of companies in a variety of industries. The Contracts are subject to the risks associated with common stock investment, so there can be no assurance that the investment objectives will be achieved. Investment policies of the Fund permit investments in three categories that could entail special risks: the Fund's assets may be invested in American Depository Receipts; up to 10% of the value of the Fund's assets may be invested in securities which are not readily marketable; and up to 3% may be invested in warrants or rights to acquire stock. See SPECIAL RISKS, page 20. Of course, the Contracts described in this prospectus will not necessarily provide an individual with financial security.

The Prudential is a mutual insurance company, founded in 1875 under the laws of New Jersey. The Prudential is subject to regulation by the Department of Insurance of the State of New Jersey and by the insurance departments of all the other states and jurisdictions in which it does business. The Prudential is the investment advisor of the Fund. See THE PRUDENTIAL AS MANAGER OF THE FUND'S INVESTMENTS, page 23. The Prudential's financial statements begin on page D1 and should be considered only as bearing upon The Prudential's ability to meet its obligations under the Contracts.


Pruco Securities Corporation (Prusec), an indirect wholly-owned subsidiary of The Prudential, acts as the principal underwriter of the Fund and the Accounts. Prusec's principal business address is 1111 Durham Avenue, South Plainfield, New Jersey 07080.

                         THE SYSTEMATIC INVESTMENT PLAN


SALES AND CUSTODIAL CHARGES. The sales charge ranges from 8.5% on the first $5,000 to 0.6% on any excess over $500,000. After deduction of the sales charge and a $1 custodial charge, the net amount invested is allocated to Prudential's Investment Plan Account and is credited to the Planholder in terms of a number of units known as Systematic Investment Plan Shares (SIP Shares). (Under Old Form Contracts such units are known as Securities Shares.) After the initial purchase payment to provide SIP Shares for "any person," as defined under SALES AND RELATED CHARGES on page 10, the sales charge rate for subsequent Systematic Investment Plan purchases is determined by adding to the amount of each such purchase payment the total value of the SIP Shares already credited. For a minimum $50 purchase payment, the maximum sales charge and the maximum deduction from purchase payment (including sales charge and custodial charge) are 9.5% and 11.73%, respectively, of the net amount invested. See SALES AND RELATED CHARGES, page 10, and DIFFERENCES UNDER OLD FORM CONTRACTS, page 27.

The Planholder under the revised Contract may complete a Letter of Intent indicating an intention, without obligation, to make SIP Share purchase payments totaling at least $10,000 over a 13-month period. In this case, the sales charge rate for each purchase made to fulfill the Letter of Intent will be determined as if the total amount indicated were made as a single purchase payment on the first business day of the 13-month period. See LETTER OF INTENT, page 11.

OTHER CHARGES. The charges just described are made in connection with purchase payments. In addition, other charges are made daily against the assets of Prudential's Investment Plan Account and the Fund. These are an administration charge applied against Account assets at a rate of 3/4 of 1% (0.75%) per year and an investment advisory charge applied against the Fund assets underlying the Account at a rate of 1 @8 of 1% (0.125%) per year. In total these charges represent on a yearly basis approximately 7/8 of 1% (0.875%) of the net assets of the Account. In addition, the Fund has expenses which may be considered to be an indirect charge against assets. See SUMMARY OF INVESTMENT ADVISORY CONTRACT, page 22.

An annual custodial charge of $0.95 per quarter is made for each Planholder. This charge, for a continuing Planholder, will be deducted from and will not exceed the amount of net investment income and capital gains distribution remaining after any other deduction from that distribution. This other deduction is, if SIP Share purchases were made since the previous distribution, a one-time charge of 25 cents per right for any annuity rate protection rights required to be bought in connection with those purchases. See ANNUITY RATE PROTECTION, page
12. Planholders may liquidate their SIP Share interests totally or in part at any time. A transaction charge is made upon each liquidation, except when the proceeds of a total or partial liquidation of SIP Shares are used to provide a variable annuity under the Program. The amount of this transaction charge is $1, or 1% of the net amount liquidated if less. See OTHER CHARGES, page 11, DIFFERENCES UNDER OLD FORM CONTRACTS, page 27, and LIQUIDATION (REDEMPTION) OF SIP SHARES, page 13.


ILLUSTRATION. To illustrate how the sales and other charges may operate over the year, assume that a person opens a Systematic Investment Plan for an initial purchase of $2,500. An 81 @2% sales charge ($212.50) and $1 custodial charge are deducted from the purchase payment, leaving $2,286.50 as the net amount to be invested. If the share value for that business day is $10, this will result in
228.65 shares being credited to the Planholder ($2,286.50 / $10). If there should be no daily change in the SIP Share Value during the ensuing year, the total charges against assets for the year would be approximately $20.01.

Assume that these shares remain credited to the Planholder for the year and participate in a distribution of net investment income at the end of the year. If the distribution is $0.20 a share, this Planholder's share of the distribution will amount to $45.73 ($0.20 X 228.65 shares). From this amount the charge for the annuity rate protection rights, $6.25 ($0.25 X 25, assuming 1 Right per $100) and for the annual custodial charge, $3.80 ($0.95 X 4) are deducted leaving a balance of $35.68 to be reinvested, without sales charge, to increase the number of the SIP Shares credited to the Planholder.

                          THE VARIABLE ANNUITY CONTRACT


SALES CHARGES. For a variable annuity purchased with funds which are not derived from a liquidation of SIP Shares, the sales charge ranges from 8.5% on the first $5,000 of purchase payment after deduction of any applicable premium tax to 0.6% on the excess over $500,000. In determining what sales charge rate applies, all purchase payments, whenever made, for annuities under the Program on the life of the Planholder, his/her spouse and his/her children below age 21, are added together. This is illustrated in the paragraph headed ACCUMULATION OF PURCHASES on page 15.

For purchases made with the proceeds of the liquidation of SIP Shares, the sales charge is 1.5% on the first $5,000 of such proceeds and lower for aggregated payments exceeding $5,000. If a Planholder makes a minimum variable annuity purchase using the liquidation proceeds of SIP Shares acquired by a series of minimum purchases, and if there was no change in the SIP Share Value after the initial purchase, this sales charge, together with the sales and custodial charges for the SIP Share purchases and the cost of the annuity rate protection rights, would total approximately 11.8% of the SIP purchase payments.


Some of the states impose a premium tax, which ranges from 1% to 5% of the purchase payment or on the value of the account upon annuitization, depending on the jurisdiction. The sales charges and state premium taxes are discussed in greater detail in the section SALES AND OTHER CHARGES on page 15.

OTHER CHARGES. The charges described above are made in connection with purchase payments. In addition, other charges are made daily against the assets of Prudential's Annuity Plan Account and the Fund. The charges applied against Account assets held for the benefit of contracts participating in the Account are for administrative services and for the assumption by The Prudential of mortality and expense risks. These charges are made at an aggregate rate of 0.375% per year. Considering the investment advisory charge applied against Fund assets, these other charges, exclusive of premium taxes and sales charges, in total, represent on a yearly basis approximately 1 @2 of 1% (0.5%) of the net assets of the Account. See SALES AND OTHER CHARGES, page 15.

CANCELLATION. A variable annuity may be canceled no later than the date of commencement of annuity payments. It may not be canceled after annuity payments begin. The termination value paid on cancellation is equal to the net amount which was required to provide the annuity, adjusted for interest and changes in the annuity share value. If a state premium tax was deducted from the purchase payment, the amount of the tax or a portion of it may, in certain cases, be returned. See CANCELING THE ANNUITY, page 18.

FUTURE CHANGES IN CHARGES AND ANNUITY RATES. THE PRUDENTIAL RESERVES THE RIGHT, UNDER CERTAIN CONDITIONS, TO CHANGE ALL CHARGES, INCLUDING SALES CHARGES AND ANNUITY RATES, UPON 90 DAYS' NOTICE TO PLANHOLDERS. HOWEVER, IT MAY NOT CHANGE ANNUITY RATES APPLICABLE UPON THE EXERCISE OF ANNUITY RATE PROTECTION RIGHTS ALREADY PURCHASED. SEE CHANGING THE CONTRACT, PAGE 27, AND ANNUITY RATE PROTECTION, PAGE 11.

                                    FEE TABLE

PLANHOLDER TRANSACTION EXPENSES
Systematic Investment Plan (SIP)
Sales Load Imposed on Purchases (as a percentage of purchase payments)

          First                            $  5,000                   8.50%
          Next                             $  5,000                   7.00%
          Next                             $ 10,000                   5.00%
          Next                             $ 30,000                   3.00%
          Next                             $ 50,000                   2.00%
          Next                             $400,000                   1.00%
          Excess over                      $500,000                   0.60%

Sales Load Imposed on Purchases of Variable Annuity Contract purchased with proceeds of SIP (as a percentage of purchase payments)

          First                            $  5,000                   1.50%
          Next                             $  5,000                   1.00%
          Next                             $  5,000                   0.50%
          Excess over                      $ 15,000                   0.25%

Custodial Charge                        $1.00 from each purchase payment.
Transaction Charge                      $1.00 for each liquidation, or 1% of the
                                        net amount liquidated (whichever
                                        is less).
Annual Custodial Charge                 $3.80.
Annuity Rate Protection Rights Charge   $0.25  for each  $100  Right
                                        purchased (equivalent to 0.25% of the
                                        purchase payment-- see section on
                                        Annuity Rate Protection).

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Total IPA Annual Fees and Expenses (Administrative Charge) ..........   0.750%
  Total APA Annual Fees and Expenses
   (Administrative Charge and Mortality and Expense Risk Fees) ........   0.375%


PRUDENTIAL'S GIBRALTAR FUND, INC. ANNUAL EXPENSES (AS A PERCENTAGE OF THE
  FUND'S AVERAGE NET ASSETS)

  Investment Management Fees ..........................................   0.125%
  Other Expenses ......................................................   0.031%
    Total Prudential's Gibraltar Fund, Inc. Annual Expenses ...........   0.156%


                                    EXAMPLES

                                               1 YEAR  3 YEARS  5 YEARS 10 YEARS
                                               ------  -------  ------- --------

If you surrender your Contract at the end
of the applicable time period:
  You would pay the following expenses
    on a $1,000 investment, assuming
    5% annual return on assets .............    $102     $135     $170     $267

If you annuitize at the end of the
applicable time period:
  You would pay the following expenses
    on a $1,000 investment, assuming
    5% annual return on assets .............    $116     $148     $182     $278
If you do not surrender your Contract:
  You would pay the following expenses
    on a $1,000 investment, assuming
    5% annual return on assets .............    $101     $134     $169     $266

The purpose of the foregoing table is to assist the Planholder in understanding the expenses of the account and the Fund that he/she will bear, directly or indirectly. Upon effecting an annuity, the Annuitant will be subject to different expenses. See the sections on PRUDENTIAL'S GIBRALTAR FUND, INC., SALES AND RELATED CHARGES, SALES AND OTHER CHARGES, and OTHER CHARGES for more complete descriptions of the various costs and expenses. The above table does not include any charge for annuity rate protection rights or state premium taxes.


THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

             PRUDENTIAL'S GIBRALTAR FUND, INC.--FINANCIAL HIGHLIGHTS
                  (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

The following financial highlights for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. In addition, the financial highlights for each of the years prior to and including the period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon was also unqualified. Their reports are included in this Prospectus.


                          01/01/96  01/01/95   01/01/94   01/01/93   01/01/92   01/01/91   01/01/90   01/01/89   01/01/88  01/01/87
                             TO        TO         TO         TO         TO         TO         TO         TO         TO        TO
                          12/31/96  12/31/95*  12/31/94*  12/31/93*  12/31/92*  12/31/91*  12/31/90*  12/31/89*  12/31/88* 12/31/87*
                          --------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  --------- ---------

Net Asset Value at
 beginning of year ...... $ 10.14    $ 9.40     $11.29     $11.13     $11.39     $ 9.40     $10.59     $10.29     $ 9.19     $12.44
Income From Investment
 Operations:
Net investment income ...    0.16      0.18       0.21       0.18       0.18       0.22       0.34       0.36       0.31       0.40
Net realized and
 unrealized gains
 (losses) on
 investments ............    2.56      1.65      (0.40)      2.43       1.77       2.90      (0.64)      1.92       2.00       0.23
 Total from investment
  operations ............    2.72      1.85      (0.19)      2.61       1.95       3.12      (0.30)      2.28       2.31       0.63
Distributions to
 Shareholders:
Distributions from net
 investment income ......   (0.15)    (0.17)     (0.22)     (0.19)     (0.19)     (0.26)     (0.37)     (0.37)     (0.37)     (0.65)
Distributions from
 realized gains .........   (1.28)    (0.92)     (1.48)     (2.26)     (2.02)     (0.87)     (0.52)     (1.61)     (0.84)     (3.23)
  Total  distributions ..   (1.43)    (1.09)     (1.70)     (2.45)     (2.21)     (1.13)     (0.89)     (1.98)     (1.21)     (3.88)
Net Asset Value at
 end of year ............ $ 11.43    $10.14     $ 9.40     $11.29     $11.13     $11.39     $ 9.40     $10.59     $10.29     $ 9.19
Total Investment Rate
 of Return:** ...........   27.13%    19.13%     (1.33%)    23.79%     17.60%     34.40%     (2.80%)    22.30%     25.60%      2.53%
Ratios/Supplemental Data:
Net assets at end of year
 (in millions) .......... $ 301.3    $261.2     $242.5     $264.3     $230.1     $214.2     $174.4     $197.0     $183.3     $170.0
Ratio of expenses net of
 reimbursement to
 average net assets .....    0.16%     0.14%      0.15%      0.16%      0.19%      0.19%      0.21%      0.16%      0.16%      0.15%
Ratio of net investment
 income to average net
 assets .................    1.38%     1.68%      1.98%      1.45%      1.58%      1.98%      3.38%      3.19%      2.95%      3.11%
Portfolio turnover rate .      97%      105%        93%        92%        73%        76%       108%        67%        32%        32%
Average commission
 rate per share ......... $0.0576       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

*    Calculations are based on average month-end shares outstanding.

** Total return is at the portfolio level and excludes contract specific charges which would reduce returns. Total Return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.

     Further information concerning the Fund, its investment policies and restrictions upon its investments and The Prudential's role as an investment advisor to the Fund, may be found beginning on page 19. The Fund's Directors and Officers are listed beginning on page 31.

     The above table does not reflect charges against Account assets. Those charges are described under OTHER CHARGES on page 11.

                           GENERAL PROGRAM INFORMATION

THE CONTRACTS OF THE PRUDENTIAL FINANCIAL SECURITY PROGRAM


The Prudential Financial Security Program (Program) consists of a number of contracts offered by The Prudential Insurance Company of America (The Prudential), a mutual life insurance company organized in 1875 under the laws of the State of New Jersey. Its corporate office is located at Prudential Plaza, Newark, New Jersey 07102-3777. The Contracts are sold by registered representatives of Pruco Securities Corporation (Prusec), an indirect wholly-owned subsidiary of The Prudential. Prusec acts as principal underwriter of the Contracts. It was organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 1111 Durham Avenue, South Plainfield, New Jersey 07080.

The Contracts include a Systematic Investment Plan Contract to accumulate funds, an Annuity Rate Protection Contract, and a Variable Annuity Contract to provide retirement payments you cannot outlive. The Systematic Investment Plan and Variable Annuity Contracts are described briefly in the following paragraphs and in detail beginning on pages 9 and 14, respectively. Annuity Rate Protection provides for interests, which are called Rights, to be acquired in connection with the acquisition of Systematic Investment Plan interests. It is described on page 12. Also see DIFFERENCES UNDER OLD FORM CONTRACTS, page 27.


The mailing address of the office which services these Contracts is The Prudential Insurance Company of America, Prudential Plaza, Newark, New Jersey 07102-3777. The Prudential is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.


Net purchase payments under the Systematic Investment Plan (Plan) are credited in terms of units known as Systematic Investment Plan Shares (SIP Shares) in Prudential's Investment Plan Account. See PURCHASE PAYMENTS AND THE CREDITING OF SIP SHARES, page 9. A person in whose name purchases are made under the Plan, or under the Variable Annuity Contracts of the Program, is known as a Planholder. Systematic investment does not, of course, assure a profit from your investment or growth equal to the sales charge paid, or protect you against loss in a declining market.

(Units credited to the Plan under Old Form Contracts are known as Securities Shares rather than SIP Shares. However, what is said of SIP Shares throughout this Prospectus will generally apply to Securities Shares, except where specifically noted. In such cases any differences are either described at the time or by reference to DIFFERENCES UNDER OLD FORM CONTRACTS, page 27. Securities Shares and SIP Shares are equal in value.)


Net purchase payments under the Variable Annuity Contract are allocated to Prudential's Annuity Plan Account. The variable annuities effected under the Contract provide monthly payments for life. Annuity payments ordinarily begin soon after a variable annuity is purchased, but a Planholder for whom an annuity is purchased may defer the commencement of payments for up to three years. The amount of each variable annuity payment varies depending on the investment results of a designated portfolio consisting primarily of common stocks. The amount of each payment is, therefore, subject to market fluctuations and in declining markets is likely to be lower than earlier payments.

PRUDENTIAL'S INVESTMENT PLAN AND ANNUITY PLAN ACCOUNTS

These Accounts were established on June 11, 1968, by resolution of The Prudential's Board of Directors, as separate variable contract accounts of The Prudential under the laws of the State of New Jersey. They are administered by The Prudential under the general direction of The Prudential's officers and managerial staff. The Accounts are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (1940 Act), as unit investment trusts. Registration does not imply supervision by the Securities and Exchange Commission of the management or investment policies and practices of the Accounts or The Prudential.


Prudential's Investment Plan Account (IPA) is currently used only in connection with Prudential's Systematic Investment Plan Contracts. Similarly, Prudential's Annuity Plan Account (APA) is now used only in connection with the individual Variable Annuity Contracts described in this Prospectus. The assets in each Account are legally segregated from all other assets of The Prudential and, in APA, such assets will always be equal to or greater in value than The Prudential's liabilities under the Variable Annuity Contracts, calculated in accordance with sound actuarial principles. The assets of both Accounts are invested in shares of Prudential's Gibraltar Fund, Inc. (Fund) at net asset value without sales load.

PRUDENTIAL'S GIBRALTAR FUND, INC.


The Fund was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered under the 1940 Act as a diversified open-end management investment company. Registration does not imply supervision by the Securities and Exchange Commission of the management or investment policies and practices of the Fund or The Prudential. The Board of Directors of the Fund is responsible for the management of the Fund and, in addition to reviewing the actions of the Fund's investment advisor, decides upon matters of general policy. The Fund's officers conduct and supervise the daily business operations of the Fund.

The Fund's portfolio, which is set forth on pages C2 and C3, is composed primarily of common stocks of a diversified group of companies in a variety of industries. The investment objective of the Fund is concerned primarily with growth of capital to an extent compatible with a concern for its preservation. Current income is a secondary consideration.


The investments of the Fund are subject to the risks of changing economic conditions and the ability of management and the investment advisor of the Fund to anticipate such changes. There can be no assurance that the Fund's investment aims will be achieved.

Fund shares are sold only to separate accounts of The Prudential including Prudential's Investment Plan Account and Prudential's Annuity Plan Account. The investment performance of the Fund determines the dollar value of interests in these accounts.


The Prudential is the investment advisor to the Fund. The Prudential has entered into a service agreement with its wholly-owned subsidiary, The Prudential Investment Corporation (PIC), which provides that PIC will furnish to The Prudential such services as The Prudential may require in connection with The Prudential's performance of its obligations under advisory agreements with clients which are registered investment companies. For its investment advisory services, The Prudential is paid 1/8 of 1% (0.125%) per year of the average daily market value of the Fund's net assets ($1.25 per year for each $1,000 of assets). The Fund paid The Prudential $349,118 for these services in 1996 and $325,596 in 1995. In addition, the Fund has expenses which may be considered to be an indirect charge against assets; in 1996 these expenses amounted to slightly less than 0.035% of average net assets of the Fund. In 1995 these expenses were slightly less than 0.015% of average net assets of the Fund. See SUMMARY OF INVESTMENT ADVISORY CONTRACT on page 22, THE PRUDENTIAL AS MANAGER OF THE FUND'S INVESTMENTS on page 23, and FINANCIAL STATEMENTS OF PRUDENTIAL'S GIBRALTAR FUND, INC. and NOTES TO FINANCIAL STATEMENTS on pages C1 through C5. For the years ended December 31, 1996 and 1995, the Fund's total expenses were 0.16% and 0.14%, respectively, of the Fund's average net assets.

INVESTMENT RESULTS. The financial highlights table on page 6 shows the net asset value together with operating expense and net investment income ratios, and total investment rate of return for the years indicated.


THE PRUDENTIAL'S ADMINISTRATIVE ROLE

The Prudential acts as transfer agent and dividend-paying agent and performs all administrative services relative to the Contracts and necessary to the operation of the Accounts. The Accounts have no officers or employees. The Prudential pays all expenses relating to their operation.


For IPA and the Systematic Investment Plan Contracts, many of the bookkeeping and other administrative services are performed by The Prudential in accordance with an agreement between The Prudential and the Custodian for the Account, in compensation for which The Prudential receives the charges described under the heading OTHER CHARGES on page 11. Also see CUSTODIAN FOR PRUDENTIAL'S INVESTMENT PLAN ACCOUNT, page 26. These services include:

(1) maintaining a record of all transactions relating to the crediting, liquidation and transfer of shares under the Systematic Investment Plan;

(2) furnishing notices of the number of shares credited, liquidated or transferred, and the number of shares standing to the credit of each Planholder;

(3) furnishing copies of the prospectus and of periodic reports of the financial condition of Prudential's Investment Plan Account and of Prudential's Gibraltar Fund, Inc. (or any other fund or funds substituted therefor);


(4) furnishing net investment income and capital gains statements and any pertinent tax notices;

(5) causing the required audit of the books of Prudential's Investment Plan Account; and

(6) preparing and filing for Prudential's Investment Plan Account required Federal and State periodic statements and tax reports.

The Prudential performs similar administrative services, as applicable, for APA and the Variable Annuity Contracts. In addition, it holds the assets of APA for safekeeping, and performs such additional services for both IPA and APA as accounting for the assets in the Accounts, applying payments made for the purchase of SIP Shares or variable annuities after making the authorized deductions, making liquidation and annuity payments and furnishing voting material.


In addition to the Plan charges discussed under OTHER CHARGES on page 11, those discussed under SALES AND RELATED CHARGES on page 10 and the variable annuity charges discussed under SALES AND OTHER CHARGES on page 15 compensate The Prudential for its services.


                  DESCRIPTION OF THE SYSTEMATIC INVESTMENT PLAN

WHAT THE PLAN IS AND DOES


The Systematic Investment Plan provides the Planholder with a means of investing funds for possible growth. The Planholder may make a single purchase, make occasional investments of varying amounts from time to time, invest regular amounts periodically according to his/her own schedule, or employ any combination of these investment patterns. ANNUITY RATE PROTECTION described on page 12, which is acquired in respect to each purchase under the Plan, permits the Planholder to use his/her Plan interests at a later time to obtain variable annuity payments based upon a guaranteed schedule of rates.

PURCHASE PAYMENTS AND THE CREDITING OF SIP SHARES

The minimum initial purchase payment for a Planholder under the Systematic Investment Plan is $300. For subsequent purchases under that Plan the minimum payment is $50. However, under certain arrangements for periodic purchases on a regular basis, such as deferred compensation plan arrangements for employees of federal, state or municipal agencies, the minimum amount for both initial and subsequent purchase payments is $50. In addition to the normal investment risk, deferred compensation plan arrangements may involve the risk of the employer's future unwillingness or financial or administrative inability to continue the plan. For minimum purchase requirements under Old Form Contracts, see DIFFERENCES UNDER OLD FORM CONTRACTS on page 27.

From each Systematic Investment Plan purchase payment made for the Planholder, the sales charge and custodial charge described under SALES AND RELATED CHARGES, page 10, will be deducted. The remainder is the net amount invested and is used to determine the number of SIP Shares credited. That number is determined by dividing the net amount invested by the net asset value per Share (Share Value).

The Share Value for any business day (a day on which the New York Stock Exchange is open for business) is determined as of the end of such day and is equal to the net assets of Prudential's Investment Plan Account divided by the aggregate number of Shares credited under the Account. The net assets of the Account are its total assets (after establishing any liability for distributions to Planholders) reduced by the liability for transfer taxes, if any, and by the administration charge described under the heading OTHER CHARGES on page 11. Since the assets of the Account are invested in shares of the Fund, the value of SIP Shares will vary as a reflection of the investment experience of the Fund.


Crediting of SIP Shares will be effected at the close of the day on which the purchase payment is received at The Prudential, if that is a business day, otherwise at the close of the first business day thereafter.

SIP Shares are not evidenced by the issuance of certificates. Instead, after each purchase payment is made under the Plan, the Planholder will receive a notice that will indicate the number of SIP Shares credited to the Planholder as a result of that payment, the price per Share and the total number of SIP Shares then standing to the Planholder's credit.


Shown below are Share Values under the Plan as of the last business day of each year of the 10 year period ending December 31, 1996. Also shown for each date are the total number of Shares then outstanding, and the amount per Share of any investment income and capital gains distributions declared during the year ending on that date, before any deductions which may be made from such distributions as described on page 13 under DISTRIBUTIONS. The remainder of the distributions after any such deductions were reinvested at net asset value to provide additional shares unless cash payment was requested by the Planholder.

DISTRIBUTIONS PER SHARE DURING PERIOD

AS OF THE LAST                        TOTAL SHARES    INVESTMENT       CAPITAL
BUSINESS DAY OF      SHARE VALUE      OUTSTANDING       INCOME          GAINS
---------------      -----------      ------------    ----------      ----------

     1987             $     9.20      13,535,196      $   0.5492      $   3.0428
     1988                  10.30      13,455,712          0.2888          0.8457
     1989                  10.60      14,410,118          0.2836          1.6180
     1990                   9.39      14,471,985          0.2954          0.5359
     1991                  11.38      14,706,725          0.1785          0.8650
     1992                  11.10      16,322,024          0.1045          2.0436
     1993                  11.26      18,454,695          0.0898          2.2692
     1994                   9.26      20,641,598          0.1427          1.5380
     1995                  10.00      20,944,486          0.0863          0.8968
     1996                  11.26      21,460,084          0.0645          1.3015

SALES AND RELATED CHARGES

The sales charges applicable to purchase payments made to acquire SIP Shares under the Systematic Investment Plan are as follows:

TOTAL PURCHASE PAYMENTS
  RECEIVED DURING THE              PERCENT OF       PERCENT OF NET
     CONTRACT YEAR              PURCHASE PAYMENT    AMOUNT INVESTED*
------------------------        ----------------    ----------------
First           $  5,000              8.50%              9.29%
Next            $  5,000              7.00               7.53
Next            $ 10,000              5.00               5.26
Next            $ 30,000              3.00               3.09
Next            $ 50,000              2.00               2.04
Next            $400,000              1.00               1.01
Excess over     $500,000              0.60               0.60

----------
* Without taking into account deduction for any premium tax.

The scale of sales charges is applicable to purchase payments to acquire SIP Shares made at one time by "any person." "Any person" is defined as either (1) an individual Planholder, or that Planholder, his/her spouse if also a Planholder and their children below age 21 who are Planholders, provided in any case that the purchase is being made for one of these Planholders, or (2) a trustee or other fiduciary purchasing, subject to The Prudential's rules regarding participation in the Program through a fiduciary, for a single trust estate or fiduciary account, even if more than one beneficiary Planholder is involved.

After the initial purchase payment, the sales charge rate for subsequent purchases under the Plan is determined by adding to the combined total of the purchase payments then being made by "any person," the total value of SIP Shares already credited to such persons. For example, a Planholder submits a purchase payment of $5,000. As of the current purchase date the Planholder and spouse, who is also a Planholder, already are credited with SIP Shares with a total value of $10,000. When the $5,000 is added to the $10,000, it can be seen from the table at the beginning of this section that the sales charge rate applicable to the current $5,000 purchase is 5%. The amount of the sales charge on the current purchase is, therefore, $250.

Reduced sales charges are also available to "any person" through a Letter of Intent. This is described in the following section.

Full-time registered sales representatives of The Prudential, and retired sales representatives of The Prudential who have retained their sales licenses and registered status with The Prudential, may make purchases under their Systematic Investment Plan Contracts at net asset value without sales charge. These representatives must provide written assurance that their purchases will be made for their personal investment purposes and that the interests acquired under the Contracts will not be transferred to another person.

A $1 custodial charge is deducted from each purchase payment to cover the custodial and administrative services connected with receipt of money and crediting of SIP Shares.

For initial purchase payments of $300 and $10,000, for example, the sales charge is 9.32% and 8.40%, respectively, of the net amount that will be invested in the Account, after deducting payment of the $1 custodial charge. When the custodial charge is considered with the sales charge, the total deductions are 9.69% and 8.41%, respectively, of the net amount invested.

For a subsequent Plan purchase payment of $50, made at a time when that payment together with the value of SIP Shares then credited totals $5,000 or less, the sales charge is 9.50% of the net amount invested after deducting the $1 custodial charge. When the custodial charge is considered with the sales charge, the total deduction is 11.73% of the net amount invested.


See DIFFERENCES UNDER OLD FORM CONTRACTS on page 27 for the determination of sales charges and other charges under such contracts.

During 1996, The Prudential received $30,298 in sales charges and $1,198 in custodial charges for purchases under the Systematic Investment Plan. The equivalent figures for 1995 were $38,418 and $1,370, respectively.

These sales and custodial charges may be changed by The Prudential subject to certain conditions. See CHANGING THE CONTRACT, page 27.


LETTER OF INTENT

A Letter of Intent form, which should be read carefully, may be completed under the revised Contracts at any time for "any person" (as defined in the preceding section) indicating an intention to make SIP Share purchase payments over a 13-month period for any specific selected amount totaling $10,000 or more. A Letter of Intent is not binding and creates no obligation on the part of the Planholder. Under a Letter of Intent, the sales charge rate for each purchase payment made to fulfill the Letter of Intent is determined as if the total amount indicated in the Letter of Intent had been paid as a single SIP Share purchase payment on the first business day of the 13-month period. In determining the applicable sales charge rate, the value of any SIP Shares already credited will be considered, as described in the second paragraph beneath the scale of sales charges in the preceding section.

For example, a Planholder submits a Letter of Intent indicating his/her intention to make SIP Share purchase payments totaling $20,000 over the next 13 months. He/She already has SIP Shares with a net asset value of $10,000. This means that the sales charge rate for each payment made during the next 13 months to fulfill his/her $20,000 intention will be the rate which would have applied had the $20,000 been paid as a single payment. Considering $10,000 in existing SIP Shares, the sales charge rate (as shown in the preceding section) for a single $20,000 payment is 5% on the first $10,000 and 3% on the next $10,000, or 4% overall. Thus the sales charge rate for each payment made by this Planholder under his/her Letter of Intent will be 4%.

An initial purchase payment of at least $1,000, or 1% of the intended total purchase payments, if greater, must accompany submission of a Letter of Intent. The Prudential will restrict the disposition of SIP Shares equal in value to 1% of the intended total purchase payments until either the intended purchases have been made or the Letter of Intent has otherwise terminated. Termination occurs if, before the total intended purchases have been made, either the 13-month period expires or a liquidation or transfer of SIP Shares is requested which would require the release of restricted shares. Upon termination, The Prudential will recalculate the sales charge for the purchases actually made under the Letter of Intent as if they had all been made at one time on the first business day of the period, and will effect a liquidation of such number of the restricted SIP Shares as may be required to pay The Prudential for any necessary adjustment in sales charges. Any remaining restricted SIP Shares will then be released from restriction.

Old Form contracts do not provide for Letter of Intent.

OTHER CHARGES


A transaction charge is made to cover the expenses of providing the particular services involved in processing liquidations of SIP Shares. This charge is a maximum of $1 for each liquidation payment, or 1% of the net amount being liquidated (after any transfer taxes and any other charges) if less. See LIQUIDATION (REDEMPTION) OF SIP SHARES, page 13. During 1996 and 1995, The Prudential received $3,028 and $4,029, respectively, in transaction charges.


An annual custodial charge is made against each Planholder to cover services specifically related to the administration of individual Systematic Investment Plans, other than services involving the receipt of purchase payments and the liquidation of shares. The charge is $0.95 for each calendar quarter during which shares are credited under the Systematic Investment Plan. The Prudential will ordinarily deduct the charge from the net investment income and capital gains distributions allocated to the Planholder for the calendar year, after deducting any charges for annuity rate protection rights. See the following two sections and DIFFERENCES UNDER OLD FORM

CONTRACTS, page 27. The annual custodial charge may not exceed the amount of those allocated distributions after deduction of these other charges. However, in the event of total liquidation during the year, the charge will be deducted from the liquidation proceeds. See LIQUIDATION (REDEMPTION) OF SIP SHARES, page
13. During 1996 and 1995, The Prudential received $56,425 and $60,267, respectively, in annual custodian charges.

An administration charge is applied daily on the value of the net assets in Prudential's Investment Plan Account, to cover services in connection with the Account not specifically related to the administration of individual Plans. The charge is at an effective annual rate of 3/4 of 1% (0.75%) on the first $250 million of such assets, 11/20 of 1% (0.55%) on the next $250 million, 3/8 of 1% (0.375%) on the next $500 million and 9/40 of 1% (0.225%) on any excess over $1 billion. During 1996 and 1995, The Prudential received $1,684,269 and $1,547,862, respectively, in administrative charges.

The annual custodial charge and the administration charge are designed to reimburse The Prudential for the development, administration and modification costs of the Program allocable to the Systematic Investment Plan.

The charges described in this section and under SALES AND RELATED CHARGES on page 10 are either deducted from purchase or liquidation payments or distributions under the Plan, or are made against the net assets of Prudential's Investment Plan Account. In addition, an investment advisory fee, determined daily at the rate of 0.125% (1/8 of 1%) per year of the average net assets of the Fund, is paid by the Fund to The Prudential. Thus, at present, a total charge against assets at a yearly rate of about 0.875% (7/8 of 1%) is made in respect to Systematic Investment Plans. See PRUDENTIAL'S GIBRALTAR FUND, INC. page 19.

The charges described above may all be changed by The Prudential, subject to certain conditions. See CHANGING THE CONTRACT, page 27.


ANNUITY RATE PROTECTION

Annuity rate protection rights must be purchased with respect to each purchase under the Systematic Investment Plan. Each right assures the Planholder that if, at some future date, he/she should purchase a Variable Annuity under the Program or a Prudential Fixed-Dollar Annuity outside the Program and elect to use that right, the schedule of annuity rates in effect at the time the right was acquired, rather than any higher rate that may then be in effect, will be applied to $100 of the annuity purchase price (after any premium taxes). Rights would not be used if an annuity purchase is made at a time when the schedule of annuity rates assured by the rights is not more favorable than the rates currently in effect.


Annuity rate protection rights are provided in units of $100. One, three or five rights may be purchased for each $100 of Systematic Investment Plan purchase payment, up to the current limit of a total of 1,000 rights accumulated for a Planholder. A rights charge of 25 cents is made for each $100 Right purchased (equivalent to 0.25% of the purchase price), which will be deducted from the Planholder's allocated share of the annual net investment income and capital gains distributions next determined after the Plan purchase payment for which the right was acquired. See DISTRIBUTIONS on page 13. If the distribution is insufficient to pay the rights charge, a sufficient number of SIP Shares credited to the Planholder will be liquidated to pay the deficiency. Thus, for example, if election is made to purchase 5 rights with each $100 purchase payment under the Plan and a $250 purchase payment is made, the Planholder would acquire 12.5 rights, at a cost of $3.13 (12.5 X 25 cents, which is 1.25% of the purchase price), to be deducted from his/her subsequent distribution, and would be protected against future adverse changes in the schedule of annuity rates to the extent of $1,250 of annuity purchase price.


Annuity rate protection rights may be used only on the life of the Planholder for whom they were purchased, the co-Planholder, if any, or, at the Planholder's death, his/her spouse if also a Planholder. Each right shall terminate (1) one year after the death of the Planholder or after the death of the survivor of the Planholder and a co-Planholder, if any, or (2) one year after the last date on which SIP Shares or purchased annuities were in effect for the Planholder under the Program, whichever is the earlier.


If a Planholder exchanges his/her interests in Prudential's Investment Plan Account for a variable annuity (whether or not annuity rate protection rights are used), a sales charge is made upon the exchange. The amount of this charge is 1.5% of the first $5,000 paid for a variable annuity. The charge is lower for aggregated payments exceeding $5,000. In addition, the Planholder may have to pay a capital gains tax if SIP Shares are liquidated as part of the exchange. See, for the variable annuity contract, SALES AND OTHER CHARGES on page 15.


For Plans issued for delivery in Maryland and New York, an additional purchase of annuity rate protection rights will, under most circumstances, be required each year out of the Planholder's allocated share of the annual net investment income and capital gains distributions, to provide for any increases in the value of the Plan during the year for which rights have not otherwise been provided, as described in the first two paragraphs of this section. Where required, one right will be purchased for each $100 of any such increase during the period from the close of business on the date of determining the Planholder's allocated share of such distributions in one year to the close of business on the corresponding date in the next.


For differences in the provisions of annuity rate protection and in the method of paying the rights charge, under Old Form Contracts, see DIFFERENCES UNDER OLD FORM CONTRACTS, page 27.


DISTRIBUTIONS

The Prudential will determine each Planholder's allocated share of the annual net investment income and capital gains distributions, if any, of Prudential's Investment Plan Account. From this allocated share will be deducted first, any charge for annuity rate protection rights, as described above under ANNUITY RATE PROTECTION, and then the annual custodial charge. The remainder will be applied, at net asset value without sales charge as of the date of distribution, to increase the number of SIP Shares credited to the Planholder. The date of distribution will ordinarily occur once a year in December.


See DIFFERENCES UNDER OLD FORM CONTRACTS on page 27 for a description of distributions under such Contracts.


LIQUIDATION (REDEMPTION) OF SIP SHARES


The Planholder may at any time effect a total liquidation of the SIP Shares credited under his/her Plan. The Prudential will pay the total value of such shares, determined as of the end of the business day on which the request for liquidation is received, less any applicable transfer taxes, the transaction charge, and the annual custodial charge if not already collected. Currently no transfer taxes are being imposed. The value per share is calculated as described under PURCHASE PAYMENTS AND THE CREDITING OF SIP SHARES, page 9.


Partial liquidations of SIP Shares may be made from time to time. The minimum partial liquidation is $100 and it must leave a minimum value of $200 for the shares remaining credited under the Plan after the transaction. Sufficient shares and fractions of shares will be liquidated to pay the amount requested, plus the transaction charge and any applicable transfer taxes. If a requested partial liquidation would result in shares remaining credited under the Plan with a total value below $200, the request will be treated as if it had been a request for total liquidation. However, these minimums will not apply, nor will a transaction charge be required, upon a liquidation of the SIP shares credited as a result of an annual distribution, if the request for liquidation is made within 30 days after the date of distribution.

When the proceeds of a total or partial liquidation of SIP Shares are used to provide a variable annuity under the Program, no transaction charge is made.

REINVESTMENT OF TOTAL OR PARTIAL LIQUIDATION. With respect to one total or partial liquidation in each calendar year, the Planholder may reinvest the amount liquidated without sales charge. A single reinvestment purchase may be made within twelve months after the date of the liquidation, in an amount not exceeding the net proceeds of the liquidation reduced by any part of the liquidation used to purchase an annuity under the Program. Annuity rate protection rights are not purchased in respect to such reinvestments.


SYSTEMATIC LIQUIDATION (PERIODIC WITHDRAWAL). Under this arrangement the Planholder liquidates each month either a specific number of SIP Shares or the number of full and fractional shares required to provide a specific cash amount. For each payment, sufficient shares will be liquidated to provide the payment requested and to pay the transaction charge and any applicable transfer taxes. In addition, the annual custodial charge, if not previously collected, will be deducted from the final payment. A requested systematic liquidation will be rejected if the first payment under the arrangement requested would be less than $20. Purchases of SIP Shares during a period of systematic liquidation would in effect involve duplicate sales charges. For this reason, The Prudential will not ordinarily permit a purchase of less than $5,000 during a systematic liquidation, and will permit purchases of $5,000 or more only if the particular purchase transaction is deemed suitable. Since systematic liquidation payments represent proceeds from the liquidation of SIP Shares credited to the Planholder, they serve to reduce his/her invested capital to the extent that they exceed reinvested net investment income and capital gains distributions.

Any requested liquidation payment during a Letter of Intent period is subject to any prior claim for sales charges The Prudential may have to the share proceeds, as described under LETTER OF INTENT, page 11.


All liquidation payments will be made to the Planholder unless he/she directs otherwise. Each liquidation payment may result in a gain or loss which the Planholder would report on his/her income tax return. Each payment will be made within seven days after the request for liquidation is received, except as The Prudential may be permitted under any valid and applicable law to suspend the payment.

Suspension is currently permissible only when the New York Stock Exchange is closed on other than a regular holiday or weekend or when, as determined by rule or regulation of the Securities and Exchange Commission, trading thereon is restricted, or an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable for the value of the Fund's assets to be fairly determined, or when the Securities and Exchange Commission has provided for such suspension for the protection of Planholders.


There are certain differences in the liquidation provisions under Old Form Contracts. See DIFFERENCES UNDER OLD FORM CONTRACTS, page 27.


TRANSFERRING SIP SHARES

At the Planholder's request all or a part of the SIP Shares credited under his/her Plan may be transferred to another person. If only a portion of the shares are transferred, they must have a net value of at least $100, with shares having a value of at least $200 remaining credited under the Plan of the transferring Planholder. Any transferee who is not a Planholder must become one at the time of transfer, and in this case the net value of the shares transferred must be at least $300, the purchase minimum for a Planholder's initial purchase under a Plan.


A requested transfer during a Letter of Intent period is subject to any prior claim The Prudential may have to the share proceeds. SEE LETTER OF INTENT, page 11.


SUBSTITUTION OF FUND SHARES

Subject to any applicable law or regulation, The Prudential may, in the interest of Planholders and upon any required approval of the Securities and Exchange Commission, substitute in Prudential's Investment Plan Account (either as to Fund shares to be purchased or as to Fund shares both to be purchased and already purchased) registered fund shares of a mutual fund with investment objectives similar to those of the Fund and whose shares are generally of comparable quality to Fund shares.

Before any such substitution The Prudential will give each Planholder 90 days written notice of what is planned, including the reasons for the change and a reasonable description of the shares to be substituted. Each Planholder who does not then totally liquidate his/her shares before the effective date of the proposed substitution shall be conclusively deemed to have agreed to the substitution and to bearing a pro rata share of any expense which it entails.

                  DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT


The Variable Annuity Contract provides the Planholder with a means of obtaining a lifetime monthly annuity under which the monthly annuity payments vary according to the investment results of a portfolio consisting primarily of common stocks. The Planholder may use either the value of Systematic Investment Plan interests or funds from other sources as the purchase payment. Several types of variable annuity are available, as described on page 16.


PURCHASING A VARIABLE ANNUITY

A person who wishes to purchase a variable annuity, either with the amount accumulated under a Systematic Investment Plan or with funds from other sources, must furnish The Prudential with (1) written instructions in a form satisfactory to The Prudential as to the type of annuity desired, (2) proof satisfactory to The Prudential of the date of birth of the Planholder and, if a last survivor life annuity is selected, of the contingent annuitant, and (3) sufficient funds to carry out the instructions for the purchase.

The purchase of the variable annuity is made on the first business day on which the office of The Prudential which services these contracts has all of the above, at the annuity share value next determined. That day is called the purchase date. The Prudential will send a Planholder's first monthly annuity payment on the first day of any calendar month chosen, so long as the day selected is at least one month but no more than 37 months after the purchase date. The day on which the first monthly annuity payment is due is called the initial payment date.


The purchase of a variable annuity is subject to The Prudential's rules in effect at the time in respect to age and amount, and to any requirements imposed by federal or state laws or regulations. Currently the minimum amount that must be applied to purchase a variable annuity under the Program is $2,000 for the initial annuity purchased and $1,000 for any subsequent annuity for the same Planholder. See DIFFERENCES UNDER OLD FORM CONTRACTS, page 27, for minimum purchase requirements under such Contracts.

SALES AND OTHER CHARGES

A sales charge and any applicable premium taxes are deducted from each gross purchase payment applied to purchase a variable annuity. The sales charge is expressed as a percentage of the adjusted gross purchase payment, which is the gross purchase payment reduced by any applicable taxes.

The applicable sales charges are as follows. In certain cases, described below, the sales charges will be lower.

SALES CHARGE AS A PERCENTAGE OF:

      AMOUNT OF ADJUSTED                   ADJUSTED GROSS            NET
    GROSS PURCHASE PAYMENT                PURCHASE PAYMENT     AMOUNT INVESTED*
------------------------------            ----------------     ----------------
First                 $  5,000                 8.50%                9.29%
Next                  $  5,000                 7.00%                7.53%
Next                  $ 10,000                 5.00%                5.26%
Next                  $ 30,000                 3.00%                3.09%
Next                  $ 50,000                 2.00%                2.04%
Next                  $400,000                 1.00%                1.01%
Excess over           $500,000                 0.60%                0.60%

* Without taking into account deduction for any premium tax.

SYSTEMATIC INVESTMENT PLAN LIQUIDATIONS. The applicable Sales Charges for purchases made with the proceeds of liquidation of Systematic Investment Plan interests are as follows:

SALES CHARGE AS A PERCENTAGE OF:

      AMOUNT OF ADJUSTED                   ADJUSTED GROSS            NET
    GROSS PURCHASE PAYMENT                PURCHASE PAYMENT     AMOUNT INVESTED*
------------------------------            ----------------     ----------------
First                  $ 5,000                 1.50%                1.52%
Next                   $ 5,000                 1.00%                1.01%
Next                   $ 5,000                 0.50%                0.50%
Excess over            $15,000                 0.25%                0.25%

*    Without taking into account deduction for any premium tax.

For these sales charges to apply, the proceeds from the Systematic Investment Plan liquidation must be used to purchase a variable annuity within three months after the liquidation. If a Planholder makes a minimum variable annuity purchase, using the liquidation proceeds of SIP Shares acquired by a series of minimum purchases, and if there were no change in the SIP Share Value after the initial purchase, this sales charge, together with the sales and custodial charges for the SIP Share purchases and the cost of the annuity rate protection rights, would total approximately 11.8% of the SIP purchase payments.

ACCUMULATION OF PURCHASES. For purposes of determining the sales charge, annuity purchases on the life of the Planholder and his/her spouse and his/her children under age 21 are combined, and their previous annuity purchases under the Program, whenever made, are included in determining which percentage applies. For example, a man and his wife make two $5,000 adjusted gross purchase payments a few months apart. Neither payment is from Systematic Investment Plan liquidations. The sales charge is 8.5% of the first adjusted gross purchase payment, and 7% of the second such payment. Purchases from Systematic Investment Plan liquidations are not combined with other purchases for this purpose because of the lower sales charges which apply to such purchases, as shown in the table above.


For differences in the determination of sales charges and the accumulation of purchases under Old Form Contracts, see DIFFERENCES UNDER OLD FORM CONTRACTS on page 27.


TAXES. The amount and timing of any applicable premium tax varies depending on the jurisdiction, and is subject to change by the legislature or other authority. In many jurisdictions there is no tax at all. The current tax rates for those jurisdictions imposing a tax range from 1% to 5%.

OTHER CHARGES. A mortality risk charge, an expense risk charge and an administrative charge, at effective annual rates of 0.075%, 0.150% and 0.150%, respectively, for a total of 0.375%, or 3/8 of 1%, per year, are applied daily on the value of the net assets held for the benefit of the contracts participating in Prudential's Annuity Plan.

ACCOUNT. These charges are to cover The Prudential's general administrative expenses in operating the Account and to provide a surplus for use, if necessary, to help The Prudential fulfill its contractual obligations discussed under the heading THE RISKS WHICH THE PRUDENTIAL ASSUMES on page 18.

The administrative charge applied against Account assets is designed to reimburse The Prudential for the development, administration and modification costs of the Program allocable to the Variable Annuity Contract.

During 1996, The Prudential received $0 in sales charges and $8,734 in charges made against the net assets of the Account. The equivalent figures for 1995 were $158 and $8,817.

In addition to the above charges, the investment advisory fee described under PRUDENTIAL'S GIBRALTAR FUND, INC. on page 22, determined daily at the rate of 0.125% (1/8 of 1%) per year of the average net assets of the Fund, is paid by the Fund to The Prudential. Thus, at present, a total charge against assets at a yearly rate of about 0.5% (1/2 of 1%) is made in respect to variable annuities.

The charges described above may all be changed by The Prudential, subject to certain conditions. See CHANGING THE CONTRACT, page 27.


RIGHT TO CANCEL

You have the right, within ten days after you receive your Contract, to surrender the Contract by delivering or mailing it, with written notice that you wish to surrender it, to an office of The Prudential or to the agent through whom the Contract was purchased. Upon such surrender The Prudential will cancel the Contract and pay the owner an amount equal to the sum of (1) the difference between any purchase payments paid and the amounts allocated to any separate accounts under the Contract and (2) the net asset value of the Contract on the date of surrender attributable to the amounts so allocated. However, if applicable state law so requires, the amount of the purchase payment will be returned instead.

THE TYPES OF ANNUITY AVAILABLE

The following types of variable annuity are described in the Contract.

TYPE A -- LIFE ANNUITY. Annuity payments are payable only during the lifetime of the Planholder. This type provides a larger monthly payment than do Types B and C, described below, because payments cease when the Planholder dies. For example, it would be possible under this type for the Planholder to receive only one annuity payment if death were to occur within the first month after the first monthly annuity payment. Accordingly, this type is primarily appropriate where larger income during the Planholder's lifetime is of greater importance than preservation of a remainder for dependents.

TYPE B -- LIFE ANNUITY -- 10 YEARS CERTAIN. Annuity payments are payable during the lifetime of the Planholder. If the Planholder dies before the 120th monthly payment is due, monthly annuity payments do not continue to the beneficiary. Instead, the discounted value of the remaining unpaid installments, to and including the 120th monthly payment, is payable to the beneficiary in one sum.

TYPE C -- LAST SURVIVOR LIFE ANNUITY. Annuity payments are payable as long as either the Planholder or the designated contingent annuitant is living. This type of annuity has a particular appeal to a husband and wife. As with the Type A -- Life Annuity above, it would be possible under this type of annuity for only one monthly annuity payment to be made, if both the Planholder and the contingent annuitant died within the first month after annuity payments begin.

HOW VARIABLE ANNUITY PAYMENTS ARE DETERMINED

The amount of the monthly variable annuity payment depends on (1) the net purchase payment for the annuity, (2) the type of annuity selected, (3) the date of birth and sex of the Planholder, and of the contingent annuitant under a Type C Annuity, (4) the annuity rate table selected by The Prudential for these Contracts (see SCHEDULES OF ANNUITY RATES, below), (5) the number of complete months between the purchase date and the initial payment date, and (6) the investment results of Prudential's Annuity Plan Account, which, in turn, reflect the investment results of the Fund.

The first five items together provide the basis for determining the dollar amount of monthly annuity that would be paid if there were no change in the monthly value of an annuity share. This dollar amount is called the tabular monthly annuity. It is converted to a monthly number of annuity shares by dividing that amount by the annuity share value on the purchase date. The monthly number of annuity shares thus established remains the same through the duration of the annuity except for the possibility of temporary additional annuity shares as described in the third paragraph under SCHEDULES OF ANNUITY RATES, below.

The investment results of the Account, item (6), are reflected in changes in the monthly value of an annuity share (the annuity share value) to the extent that the rate of net investment return (after deducting the administrative and risk charges described under SALES AND OTHER CHARGES, page 15) is greater or less than the effective annual interest rate assumed in the applicable schedule of annuity rates. The amount payable on the first day of each month beginning with the initial payment date is the product of (a) the monthly number of annuity shares and (b) the annuity share value calculated as of one month and one business day prior to the due date of the payment.

SCHEDULES OF ANNUITY RATES. The schedules currently contained in the variable annuity contract are based on the Annuity Table for 1949 with adjustments described in the Contract to reflect improving mortality trends, and with assumed effective annual interest rates of 3.5% or 5%. The 5% schedule is applicable in all but a few states in which it is currently not available under the state law or regulations. In these few states (Florida, New Mexico, Texas and West Virginia) the 3.5% schedule applies. See DIFFERENCES UNDER OLD FORM CONTRACTS on page 27 for the additional availability of the 3.5% schedule under those Contracts.


The 5% schedule, because it is based upon a higher assumed effective annual interest rate, results in a greater initial monthly annuity payment than is provided under the 3.5% schedule. For example, under a Type B Annuity with the initial payment deferred one month and one day, the initial payment per $1,000 of net purchase payment for a male born in 1931 and age 65 on the initial payment date would be $6.70 under the 5% schedule and $5.84 under the 3.5% schedule. However, in reflecting the investment results of the Fund, the annuity share value for an annuity using the 5% schedule will increase more slowly and decrease more quickly than will the annuity share value for an annuity using the 3.5% schedule. As a rough rule of thumb, the 3.5% schedule should turn out to be more advantageous for Planholders who live longer than the average, while the 5% schedule should be better for Planholders for whom the larger early payments are especially important.


The variable annuity contracts are entitled to participate in the divisible surplus of The Prudential, as may be determined annually at the sole discretion of The Prudential's Board of Directors. The board has determined that Planholders receiving annuity payments will so participate in 1997. They will be temporarily credited with an additional number of monthly annuity shares on which annuity payments in 1997 are based. There is no assurance that such participation in the divisible surplus of The Prudential or temporary crediting of annuity shares will occur for any future year. In the example given in the previous paragraph, the initial payments are increased for 1997 from $6.70 to $7.24 and $5.84 to $6.41 for the 5% and 3.5% schedules, respectively.

ANNUITY SHARE VALUE. For these Contracts, the annuity share value for July 1, 1969 was set at $1. The annuity share value for any subsequent business day is determined by multiplying the annuity share change factor for that day (see below) by the annuity share value for the immediately preceding business day.

The annuity share change factor for any business day is obtained by (1) adding to 1.00 the rate, after provision for any taxes, of net investment income earned and of asset value changes in Prudential's Annuity Plan Account from the end of the preceding business day to the end of the current business day, and (2) deducting from such sum the administrative and risk charges. See the paragraph headed OTHER CHARGES on page 11. The remainder is then divided by the sum of
1.00 and the rate of interest on a daily basis at the effective annual rate assumed in the applicable schedule of annuity rates. No provision is currently made for federal income taxes in determining the change factor. See FEDERAL INCOME TAXES, page 30.

An alternative gradual investment in Prudential's Annuity Plan Account is possible under Old Form Contracts. See DIFFERENCES UNDER OLD FORM CONTRACTS on page 27.

Shown below are the annuity share values as of the last business day of each year of the ten year period ending December 31, 1996. Each share value listed was used to determine annuity payments for the second succeeding month. For example, the share value as of the last business day in December is used to compute the February annuity payment. Annuity share values are the same under these Contracts and the Old Form Contracts.


          LAST BUSINESS DAY OF:            3.5%*              5%
          ---------------------           ------             -----
                   1987                   $1.96              $1.54
                   1988                    2.37               1.84
                   1989                    2.79               2.14
                   1990                    2.61               1.97
                   1991                    3.38               2.51
                   1992                    3.82               2.81
                   1993                    4.55               3.30
                   1994                    4.32               3.08
                   1995                    4.95               3.48
                   1996                    6.06               4.20


          *    3.5% schedule currently applies only in a few states.


THE RISKS WHICH THE PRUDENTIAL ASSUMES

The Prudential assumes the risk (1) that annuitants as a class may live longer than estimated, with the result that payments will continue for longer than expected, and (2) that charges under the Contracts may not be enough to cover the actual expenses incurred. In either event, the loss will fall on The Prudential. These risks assumed by The Prudential must be evaluated in the light of The Prudential's right, upon 90 days notice to Planholders, to make certain changes in the Contracts, including the charges and the schedule of annuity rates, thereby reducing exposure to loss as a result of the guarantee. However, such changes would apply only to new purchases after the effective date of the change and not to any annuities already in effect or annuity rate protection rights already acquired but not yet exercised. See CHANGING THE CONTRACT, page 27.

Even though the assets of Prudential's Annuity Plan Account are separately accounted for, the entire general account assets of The Prudential are available to meet the expenses and fulfill The Prudential's obligations for the variable annuities purchased under the variable annuity contracts. The charges The Prudential makes for assuming these risks are described in the subsection headed OTHER CHARGES, page 11.


On the other hand, the charges may exceed the expenses that The Prudential ultimately incurs under these Contracts. As the actual experience is realized, the amount by which any such excess is greater than the amount which must prudently be retained to fulfill The Prudential's obligations will become a part of the divisible surplus of The Prudential.

In the event the Fund suspends the redemption of its shares because of the closing of the New York Stock Exchange or other emergency reason, The Prudential will make annuity payments during the period of suspension out of its general account assets. The amount of such payments will be determined in a fair and equitable manner satisfactory to the Department of Insurance of the State of New Jersey.

CHANGING THE ANNUITY SELECTED


The Prudential will change the initial payment date of a Planholder's Variable Annuity under certain conditions. The Planholder must send a request for the change to The Prudential in a form satisfactory to The Prudential, which is received at least seven days before the new initial payment date requested by the Planholder and at least one month and seven days before the original initial payment date. Also, the new initial payment date must be one that the Planholder could have selected in the first place. See PURCHASING A VARIABLE ANNUITY, page 14.


The Prudential will also change the type of annuity selected to one which the Planholder could have selected when he/she purchased his/her variable annuity, again subject to certain conditions. The Planholder must send a request for the change to The Prudential in a form satisfactory to The Prudential and, if the requested change is to a Type C Annuity, there must be proof satisfactory to The Prudential of the date of birth of the contingent annuitant. This request and information must be received at least one month and seven days before the initial payment date selected by the Planholder.

CANCELING THE ANNUITY

The Planholder may cancel the annuity by making a request in a form satisfactory to The Prudential, if The Prudential receives the request no later than the initial payment date. The Prudential will cancel the annuity as of the first business day not earlier than the day of such receipt and will pay the Planholder the termination value of the annuity. An annuity may not be canceled after the initial payment date.


If the Planholder dies before the initial payment date, The Prudential will cancel the annuity on the first business day not earlier than the day on which The Prudential receives due proof of death and claim forms satisfactory to it, and will pay the termination value to the beneficiary entitled to settlement. See NAMING A BENEFICIARY, page 26.


The termination value is approximately equal to the net amount which was required to provide the annuity as of the purchase date (after deduction of any applicable premium tax and sales charge), increased at the assumed effective annual interest rate and increased or decreased in accordance with the rate of change in the annuity share value between the annuity purchase date and the cancellation date.


If a tax was deducted at the time of purchase, there will also be a return of the lesser of the amount deducted and the amount of tax credit granted by the state because of cancellation of the annuity. There will also be an adjustment for any annuity payments that may have been made before notice of death is received. Payment of this termination value is in full settlement of all liability of The Prudential for the canceled annuity. The termination value will be paid within seven days after the date of cancellation, except as The Prudential may be permitted under any valid and applicable law to suspend such payment. Circumstances under which suspension may be permissible are described under REDEMPTION OF FUND SHARES on page 25.

No amount is payable upon the death of a Planholder after the initial payment date of an annuity, except for any amount which may be payable under a Type B Annuity, as described under THE TYPES OF ANNUITY AVAILABLE on page 16. Of course, upon the death of either the Planholder or the designated contingent annuitant under a Type C Annuity (described on page 16) monthly payments will continue in accordance with the provisions of the annuity for the remaining lifetime of the survivor.


THE CONTINUING RIGHT TO PURCHASE AN ANNUITY


The Prudential will continue to provide annuities in the following situations. First, Planholders who have acquired annuity rate protection rights may exercise those Rights in accordance with their terms. Second, Planholders with shares credited under the Systematic Investment Plan of the Program will be able to exchange them at any time for variable annuities. Also see DIFFERENCES UNDER OLD FORM CONTRACTS on page 27.

                DESCRIPTION OF PRUDENTIAL'S GIBRALTAR FUND, INC.


INVESTMENT POLICIES

The Fund invests primarily in common stocks and other securities convertible into common stocks. Notwithstanding its growth objective, the Fund may invest a relatively small percentage of assets, which Fund management interprets to be not more than 15%, in preferred stocks, bonds, debentures, notes and other evidences of indebtedness, of a character customarily acquired by institutional investors, whether or not publicly distributed. These may or may not be convertible into stock or accompanied by warrants or rights to acquire stock.


At times, when economic conditions or general levels of common stock prices are such that it may be deemed temporarily advisable to curtail investments in common stocks, a larger than usual proportion of the Fund's assets may be invested in such preferred stocks and evidences of indebtedness, or may be held in cash or its equivalents, as a defensive measure. Nevertheless, not more than 10% of the assets of the Fund may be invested in loans made through the purchase of privately placed evidences of indebtedness of a character customarily acquired by institutional investors. See the subheading SPECIAL RISKS, page 20.

In addition, the Fund may hold at times a moderate amount of cash and high-grade, short-term debt securities to facilitate the orderly and flexible programming of investments. Such debt securities may include securities acquired through short-term repurchase transactions which will be "fully collateralized," i.e., the value of the securities held by the Fund will be at least equal to the repurchase price, including accrued interest.

Normally the Fund will hold securities purchased for one year or more, although it will sell individual securities when their current price seems clearly excessive in relation to estimated present or future value or when the situation of the issuer appears to be deteriorating. The Fund's portfolio turnover is discussed under the heading THE PRUDENTIAL AS MANAGER OF THE FUND'S INVESTMENTS on page 23. The Fund does not plan to trade for short-term profits, but may take advantage of occasional opportunities for such profits if circumstances make this advisable. To the extent that the Fund makes short-term investments, it would incur greater brokerage charges than would otherwise be the case, and any short-term capital gains would constitute ordinary income.

RESTRICTIONS ON INVESTMENT


The Fund operates under a number of investment restrictions. Some arise out of state laws and are summarized under NEW JERSEY INVESTMENT Laws on page 21. Those which follow, as well as the investment policies described above, are self-imposed, fundamental policies of the Fund. They may not be changed without the vote of a majority of the Fund's outstanding voting securities.


The Fund does not:

(1) underwrite the securities of other issuers, except where it may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 as indicated under SPECIAL RISKS below;

(2)  buy or sell commodities or commodity contracts;

(3) sell short or buy on margin, or buy, sell or write put or call options or combinations of such options;

(4)  invest for the purpose of exercising control or management;

(5) buy or hold the securities of any issuer if those officers and directors of the Fund or officers of its investment advisor who own individually more than one-half of 1% of the securities of such issuer or together own more than 5% of the securities of such issuer;

(6) with respect to 75% of the value of its assets, buy the securities of an issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in the securities of any one issuer (except for obligations of the United States government and its instrumentalities) or result in the Fund owning more than 10% of the voting securities of such issuer;

(7) concentrate its investments in any one industry (no more than 25% of the value of the Fund's assets will be invested in any one industry);

(8)  borrow money;

(9) buy or sell real estate, although the Fund may purchase shares of a real estate investment trust;

(10) invest in the securities of other investment companies; or

(11) issue senior securities.

SECURITIES LENDING. The Fund may from time to time lend its portfolio securities to broker-dealers and/or banks, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. government securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities. During the time portfolio securities are on loan, the lender continues to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earned interest on the investment of the cash collateral. The right to terminate the loan is given to either party subject to appropriate notice. Upon termination of the loan, the borrower returns to the lender securities identical to the loaned securities. The Prudential has advised the Fund's Directors that the lender does not have the right to vote securities on loan, but The Prudential would terminate the loan and cause the loaned securities to be returned to the Fund in order to exercise the voting rights if that were considered important with respect to the investment. The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of stock loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage; but the Fund would be an unsecured creditor to such shortage and might not be able to recover all or any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent.

The Fund will not lend its portfolio securities to broker-dealers affiliated with The Prudential, including Prudential Securities Incorporated. This will not affect the Fund's ability to maximize its securities lending opportunities.


AMERICAN DEPOSITARY RECEIPTS. The Fund may also invest in American Depository Receipts (ADRs) which are U.S. dollar-denominated certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market.

SPECIAL RISKS. In addition to the previously mentioned restrictions, the Fund may invest no more than 10% of the value of its assets in securities which, because of legal or contractual restrictions upon resale or for other reasons, are not readily marketable. Such securities include the privately placed evidences of indebtedness referred to above. As of December 31, 1996, the Fund did not hold any such restricted securities.

Any investment in such securities may entail special risks because of difficulties in selling them. If the securities were to be sold publicly, the Fund may be deemed an "underwriter" for purposes of the Securities Act of 1933 and may be required to register the securities under that Act. In that case, the Fund might have to bear the expense of such registration, and the delays in the sale pending the registration could result in a lower selling price.

If the securities were to be sold privately, the price obtainable might be lower than would be obtained if the securities could be publicly marketed.

The value of any such securities will be determined in good faith by or under the authority of the Fund's Board of Directors. A determination that the value of particular securities is less than would have been the case had the securities been freely marketable will make the net asset value of Fund shares correspondingly lower.


Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because they are easily transferable, have readily available market quotations and the foreign issuers are usually subject to comparable auditing, accounting and financial reporting standards as domestic issuers. Nevertheless, as foreign securities, ADRs involve certain risks which should be considered fully by investors. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, and the fact that there may be less publicly available information about a foreign company than about a domestic company.


Investment by the Fund in warrants or rights to acquire stock may also entail risks. The Fund will not purchase any such warrants or rights if after giving effect to such purchase the total cost to the Fund of all warrants and rights then held by it will exceed 3% of the value of its assets. Warrants are basically options to purchase securities at a specified price within a given time. They are highly speculative, have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation that issues them. The price of warrants does not necessarily move parallel with the price of the underlying securities.

NEW JERSEY INVESTMENT LAWS


As long as The Prudential, or a subsidiary or affiliate thereof, continues to be the investment advisor of the Fund, the Fund's investments must meet requirements set forth in the Revised Statutes of New Jersey. The Fund has, to the extent required by law, adopted such requirements as part of its investment policy while The Prudential, or a subsidiary or affiliate, continues as the investment advisor.

The following is a summary of provisions of current New Jersey law which impose additional limitations on the investment policies of the Fund described in the preceding two sections.


1. Evidences of indebtedness of a corporation, joint stock association, business trust, business joint venture or business partnership may not be purchased if in default as to interest.

2. The stock of a corporation may not be purchased unless (i) the corporation has paid a cash dividend on the class of stock during each of the past five years preceding the time of purchase, or (ii) during the five-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock, or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.


3. Any common stock purchased must be (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and as to which market quotations are available.


4. Additional securities of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of the Fund would be invested in the securities of such corporation.

These currently applicable requirements of New Jersey law impose substantial limitations on the ability of the Fund to invest in the stock of companies whose securities are not publicly traded or who have not recorded a five-year history of dividend payments or earnings sufficient to support such payments. This means that the Fund will not generally invest in the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under items 1 and 2 of this section may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the Fund.

Investment limitations may also arise under the insurance laws and regulations of other states where contracts of the Program are sold. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the limitations of other states could impose additional restrictions on the portfolio of the Fund.

SUMMARY OF INVESTMENT ADVISORY CONTRACT

Under an Investment Advisory Contract, The Prudential has agreed to furnish investment management to the Fund. Such investment management entails the selection of securities for purchase or sale by the Fund and the resulting placement of orders. Periodic reports of such purchases and sales are submitted to the Fund for review by the Board of Directors.

Subject to The Prudential's supervision, substantially all of the investment management services provided by The Prudential are furnished by its wholly-owned subsidiary, PIC, pursuant to the Service Agreement between The Prudential and PIC which provides that The Prudential will reimburse PIC for its costs and expenses. PIC is registered as an investment advisor under the Investment Advisers Act of 1940.


The Prudential bears the expenses for investment advisory services incurred in connection with the purchase and sale of securities (but not the brokers' commissions and transfer taxes and other charges and fees attributable to investment transactions), the salaries and expenses of all officers and employees reasonably necessary for the Fund's operations (excluding members of the Fund's Board of Directors who are not officers or employees of The Prudential), and the office facilities of the Fund. The amount paid to The Prudential for its investment advisory services to the Fund is shown under the heading PRUDENTIAL'S GIBRALTAR FUND, INC. on page 19.


The Investment Advisory Contract and the Service Agreement will continue in effect from year to year provided renewal is approved at least annually by the Fund's Board of Directors, including approval by a majority of those directors who are not interested persons of either party to the Contract or Agreement.


The Investment Advisory Contract also grants the Fund a royalty-free, non-exclusive license to use the words "Prudential's Gibraltar" and the registered service mark of a rock representing the Rock of Gibraltar which appears on the cover of this Prospectus. However, The Prudential may terminate this license if The Prudential or a company controlled by it ceases to be the Fund's investment advisor. The Prudential may also terminate the license for any other reason upon 60 days written notice; but, in this event, the Contract shall also terminate 120 days following receipt by the Fund of such notice, unless a majority of the outstanding voting securities of the Fund vote to continue the Contract notwithstanding termination of the license.

The Investment Advisory Contract may be terminated by the Board of Directors or by the vote of a majority of the Fund's outstanding voting securities on 60 days notice to The Prudential. The Prudential may terminate the Investment Advisory Contract on 90 days notice to the Fund. The Investment Advisory Contract will also terminate automatically in the event of its assignment.


The Prudential will continue to have responsibility for all investment advisory services under its advisory or subadvisory agreements with respect to its clients.


The Investment Advisory Contract with The Prudential was approved at the annual meeting of stockholders held on May 21, 1970. The Board of Directors has unanimously approved continuance of the Contract in each year since then, most recently at a meeting held on February 12, 1997.


The Service Agreement between The Prudential and PIC will continue in effect as to the Fund for a period of more than two years from its execution, only so long as such continuance is specifically approved at least annually in the same manner as the Investment Advisory Contract between The Prudential and the Fund. The Agreement may be terminated by either party upon not less than 30 days prior written notice to the other party, will terminate automatically in the event of its assignment and will terminate automatically as to the Fund in the event of the assignment or termination of the Investment Advisory Contract between The Prudential and the Fund. The Prudential is not relieved of its responsibility for all investment advisory services under the Investment Advisory Contract between The Prudential and the Fund. The Agreement provides for The Prudential to reimburse PIC for its costs and expenses incurred in furnishing investment advisory services.


The Service Agreement between The Prudential and PIC was ratified by stockholders at their annual meeting held on September 27, 1985. The Board of Directors has unanimously approved continuance of the Agreement in each year since then, most recently at a meeting held on February 12, 1997.


A separate contract between The Prudential and the Fund provides that, as long as the Fund sells its shares only to The Prudential, its separate accounts or organizations approved by it, The Prudential will pay all expenses of the Fund not covered by the Investment Advisory Contract (except for the fees and expenses of members of the Fund's Board of Directors who are not officers or employees of The Prudential, brokers' commissions, transfer taxes and other charges and fees attributable to investment transactions, and any other local, state or federal taxes). The Prudential has accordingly paid the organizational expenses of the Fund and such other expenses as those incurred in connection with the registration of the Fund and Fund shares with the Securities and Exchange Commission, the cost of preparing and printing Fund prospectuses, and fees for auditors and lawyers. Under the present contractual arrangements, it will continue to pay any such expenses incurred in the future.

THE PRUDENTIAL AS MANAGER OF THE FUND'S INVESTMENTS


Prudential Mutual Fund Investment Management (PMFIM), a division of PIC, supplies the services with respect to equity securities. PMFIM analyzes industries and companies within these industries in order to recommend purchases and sales of equity securities. The personnel of PMFIM, formerly Prudential Investment Advisors, comprised the Asset Management Department of The Prudential until transferred to PIC on December 31, 1984, which Department had been responsible since 1950 for recommending and supervising the investments that comprise the substantial portfolio of common stocks held as part of The Prudential's general assets. This portfolio approximated $303 million at the end of 1996. That Department had also been responsible for a significant percentage of the common stock investments of The Prudential's mutual funds, pension accounts and other accounts.


Gregory P. Goldberg, Managing Director, PMFIM, has been the portfolio manager for the Gibraltar Fund since 1995. Mr. Goldberg also selects stocks for the Prudential Multi-Sector Fund and is portfolio manager of the Prudential Allocation Fund-Balanced Portfolio.

PMFIM's investment staff selects companies and diversifies investments over many firms and industries. It provides continuous supervision and management over the performance of the investments. This is to reduce the risk of developments which may adversely affect the market value of the securities of one company or industry. But the emphasis is on the careful choice of investments believed to have potential for growth, rather than upon diversification alone.

In implementing the Fund's investment objectives, each securities analyst is assigned the responsibility of keeping abreast of developments in specific industries and companies within those industries. On the basis of periodic contacts with company managements, consultants and research staffs of investment banking and brokerage firms, as well as analyses of company reports, business periodicals and standard statistical services, each analyst makes projections of earnings and dividends, and determines the relative attraction of the companies he/she follows based on these projections in the light of current conditions and market price. Securities will be purchased for the Fund's portfolio and sold from it on the basis of these analyses.

These methods of selection and supervision, like diversification, while they do not guarantee successful investment or eliminate the risks involved therein, are ones which the average individual may not have the time, facilities, training or funds to employ on his/her own.


PORTFOLIO TURNOVER. The Fund's portfolio turnover rates for the last ten years are shown in the table on page 6. (This rate is used to measure the activity of a fund's portfolio securities. It is calculated by dividing purchases or sales, whichever is less, by the average monthly value of the portfolio securities, in each case excluding securities with maturities of one year or less.)

As noted elsewhere in this Prospectus, the Fund seeks long-term growth of capital rather than short-term trading profits. However, during any period when changing economic or market conditions are anticipated, successful management requires an aggressive response to such changes, which may increase the rate of portfolio turnover. The rate of portfolio activity will usually affect the brokerage costs of the Fund. It is anticipated that under normal circumstances the portfolio turnover rate would not exceed 100%. During 1996 and 1995 the portfolio turnover rates were 97% and 105%, respectively.


The Prudential manages several other securities portfolios, including the portfolios of The Prudential Series Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10 and The Prudential Variable Contract Account-11, registered under the 1940 Act as open-end management investment companies. Some of these portfolios invest in common stock. Investment opportunities may become available from time to time that are suitable both for the Fund and for these other common stock portfolios. On these occasions, an allocation of the securities available will be made, taking into account the suitability of the security in the light of the investment objectives of each portfolio, the size and composition of the respective portfolios and the availability of cash.

BROKERAGE

The Prudential is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the Fund. Fixed income securities, on the other hand, as well as equity securities traded in the over-the-counter market, will not normally incur any brokerage commissions. These securities are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Certain of these securities may also be purchased directly from an issuer, in which case neither commissions nor discounts are paid.

In placing orders for securities transactions, primary consideration is given to obtaining the most favorable price and efficient execution. An attempt is made to effect each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. However, a higher commission than would otherwise be necessary for a particular transaction may be paid if to do so appears to further the goal of obtaining the best available execution.

In connection with any securities transaction that involves a commission payment, the commission is negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates. Periodically, The Prudential and PIC review the allocation among brokers of orders for equity securities and the commissions that were paid.

When selecting a broker or dealer in connection with a transaction for any portfolio, consideration is given to whether the broker or dealer has furnished The Prudential or PIC with certain services, provided this does not jeopardize the objective of obtaining the best price and execution. These services, which include statistical and economic data and research reports on particular companies and industries, are services that brokerage houses customarily provide to institutional investors. The Prudential or PIC use these services in connection with all investment activities, and some of the data or services obtained in connection with the execution of transactions for the Fund may be used in connection with the execution of transactions for other investment accounts.

Conversely, brokers and dealers furnishing such services may be selected for the execution of transactions of such other accounts, while the data or service may be used in providing investment management for the Fund. Although The Prudential's present policy is not to permit higher commissions to be paid on transactions in order to secure research and statistical services from brokers, The Prudential might in the future authorize the payment of higher commissions, but only with the prior concurrence of the Board of Directors of the Fund, if it is determined that the higher commissions are necessary in order to secure desired research and are reasonable in relation to all of the services that the broker provides.

When investment opportunities arise that may be appropriate for more than one entity for which The Prudential serves as investment manager or advisor, one entity will not be favored over another and allocation of investments among them will be made in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which The Prudential acts as investment manager or advisor have different investment objectives and positions, from time to time a particular security may be purchased for one or more such entities while at the same time such securities may be sold for another.

Prudential Securities Incorporated (Prudential Securities) may act as a securities broker for the Fund. In order for Prudential Securities to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Prudential Securities must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow Prudential Securities to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. The Fund may not engage in any transactions in which The Prudential or its affiliates, including Prudential Securities, acts as principal, including over-the-counter purchases and negotiated trades in which such a party acts as a principal.

The Prudential or its affiliates, including PIC, may enter into business transactions with brokers or dealers for purposes other than the execution of portfolio securities transactions for accounts The Prudential manages. These other transactions will not affect the selection of brokers or dealers in connection with portfolio transactions for the Fund.


During the calendar year 1996, $662,074 was paid to various brokers in connection with securities transactions for the Fund. Of this amount, approximately 64.9% was allocated to brokers who provided research and statistical services to The Prudential. The equivalent figures for 1995 were $756,838 and 77.52% and for 1994 were $774,338 and 74.6%.

Of the total brokerage fees paid by the Fund during 1996, $19,301 or 2.9% was paid to Prudential Securities Incorporated, an affiliated broker. For 1996, Prudential Securities Incorporated effected 2.2% of the transactions involving the payment of commissions, on an aggregate dollar basis. For 1995 and 1994, no money or percentage was paid.


DETERMINATION OF NET ASSET VALUE

Shares of the Fund are sold to Prudential's Investment Plan Account, Prudential's Annuity Plan Account and Prudential's Annuity Plan Account-2, which invest the money paid for purchases under the tax-qualified and non-tax-qualified contracts of the Program. Sales of Fund shares are made at the net asset value next determined after such purchases are made.

The Prudential determines the net asset value of Fund shares on each business day (a day on which the New York Stock Exchange is open for business). The net asset value is computed by dividing the net assets by the number of outstanding shares of the Fund. Net assets are the total of cash and other assets, including investment securities taken at value, minus liabilities.


Each security traded on a national securities exchange will be valued at the price which, on the date of valuation, is the last sales price (or the mean between the last bid and asked price if there were no sales of the security that day) on the New York Stock Exchange, or if not traded on such exchange, such last sales or mean price at the time of close of the New York Stock Exchange on the principal exchange on which such security is traded. For any security not traded on a national securities exchange but traded in the over-the-counter market, the value will be the mean between the last reported bid and asked price available at the time of close of the New York Stock Exchange, except that the securities for which quotations are furnished through a nationwide automated quotation system approved by the National Association of Securities Dealers, Inc. (NASDAQ) will be valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices on the date of valuation provided by a pricing service which utilizes NASDAQ quotations. Debt obligations with maturities of less than 60 days are valued at amortized cost. Portfolio securities or assets for which market quotations are not readily available will be valued at fair value as determined in good faith by or under authority of the Fund's Board of Directors.


REDEMPTION OF FUND SHARES


Redemptions of Fund shares result from liquidations of interests under the Contracts of the Program, and are made at the net asset value next determined after such liquidations are made. Payment for shares redeemed will ordinarily be made within seven days after the redemption request is received from The Prudential.


This right of redemption may, however, be suspended for any period during which the New York Stock Exchange is closed on other than a regular holiday or weekend, or trading thereon is restricted, or for any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund either to dispose of securities owned by it or to determine the value of its assets fairly. Redemption may also be suspended in the event the Securities and Exchange Commission has provided for such suspension for the protection of security holders.

DESCRIPTION OF FUND SHARES AND VOTING RIGHTS

The Fund's authorized capital is 75,000,000 shares of common stock, $1 par value. Common stock is purchased with amounts arising from payments made by participants in the separate accounts of the Prudential Financial Security Program. All shares of Fund stock are entitled to participate equally in dividends and distributions of the Fund and in its net assets remaining upon liquidation after satisfaction of outstanding liabilities. Fund shares are fully paid and nonassessable when issued and have no preemptive, conversion or exchange rights. Such shares are redeemable upon request, except under the circumstances described in the preceding section, REDEMPTION OF FUND SHARES.


After a distribution of investment income and realized net capital gains in December of each year, the balance of the Fund's investment income and realized net capital gains for the calendar year then ending are normally distributed during the first calendar quarter after the end of that calendar year. Any such distributions to the accounts will ordinarily be credited in the form of additional Fund shares at net asset value. However, partial distributions may be made in cash to meet expenses of the accounts. See FEDERAL INCOME TAXES, page 30.

Each share of common stock outstanding is entitled to one vote. Fund shares are held only by separate accounts of The Prudential. At December 31, 1996, Prudential's Investment Plan Account and Prudential's Annuity Plan Account, the two accounts discussed in this Prospectus, held, respectively, approximately 80% and 1% of all Fund shares outstanding. Prudential's Annuity Plan Account-2, a separate account of The Prudential which is not discussed in this prospectus, held approximately 19%. Fund shares are voted by The Prudential in accordance with voting instructions received from participants in those accounts. Planholders under a Systematic Investment Plan and Planholders (or contingent annuitants or beneficiaries in cases where a Planholder is deceased) under a Variable Annuity Contract will be notified of any meeting at which Fund shares may be voted. Planholders in each Account will be given an opportunity to vote a number of Fund shares proportionate to their interest in that Account by providing voting instructions on forms furnished for this purpose by The Prudential. If there are Fund shares held in either Account for which voting instructions are not received, The Prudential will vote those shares on each matter in the same proportion as it votes the Fund shares held in the account for which it received instructions.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND-PAYING AGENT


The Chase Manhattan Bank (Chase), Chase MetroTech Center, Brooklyn, New York 11245, is currently the custodian of the Fund's assets and transfer agent and dividend-paying agent of the Fund. Subject to Board approval, on or about May 31, 1997, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105-1716, will become the custodian of the Fund's assets and transfer agent and dividend-paying agent of the Fund. The Fund's custodian maintains certain financial and accounting books and records on behalf of the Fund pursuant to an agreement with the Fund.


                            SUPPLEMENTARY INFORMATION

CUSTODIAN FOR PRUDENTIAL'S INVESTMENT PLAN ACCOUNT


Chase is custodian for Prudential's Investment Plan Account. Chase is a banking corporation organized under the laws of the State of New York. It is subject to supervision by the Superintendent of Banks of New York and by the Federal Reserve Board.


The custodian maintains custody of Fund shares and any other assets of the Account and is responsible for any loss. However, the custodian will be relieved of such responsibility to the extent that a loss was occasioned by other than the negligence of, or robbery, burglary or theft by, its employees. The custodian will not be liable for acting upon oral instructions from The Prudential with respect to the Account prior to written confirmation, except in the case of the negligence or willful misconduct of the custodian and/or its employees. The custodian will not be liable for action taken in good faith upon any certificate from The Prudential which the custodian in good faith believes to have been validly executed. Neither The Prudential, the custodian nor any other person may create a lien on the Account assets.

In order to reduce the number of times when Fund shares must be redeemed to meet daily liquidation requests by Planholders, The Prudential is required under the provisions of the custodian agreement to purchase shares of the Account on days when liquidations by Planholders exceed their purchases and to liquidate those shares on days when purchases by Planholders exceed their liquidations. The Prudential may also liquidate shares thus credited to it when it believes its holdings to be too large. The Prudential may realize profit or loss whenever it liquidates shares, depending upon changes in the value of the shares since The Prudential purchased them.

Fund shares related to shares of the Account credited to The Prudential will not be voted.

Either party may terminate the custodian agreement between The Prudential and the custodian after giving 30 days written notice of termination.

NAMING A BENEFICIARY


Subject to The Prudential's approval, a beneficiary may be designated (1) for the shares credited under a Systematic Investment Plan, (2) for the termination value of an annuity if the Planholder dies on or after the purchase date but before the initial payment date, and (3) if a Type B Annuity is effected, for the discounted value of the unpaid installments if the Planholder dies after the first but before the 120th monthly installment is payable.


The Prudential reserves the right, prior to making payment in accordance with a beneficiary designation, to require due proof of the Planholder's death and such completed claim forms and other evidence as may be required to properly establish the claim.

Subject to the above, at the death of a Planholder who has SIP Shares credited, the designated beneficiary, if a natural person taking in his/her own right, will be credited with that number of the Planholder's SIP Shares which represent the beneficiary's interest. If such beneficiary is not already a Planholder, The Prudential will establish a

Plan for the beneficiary and transfer the shares so credited to that Plan. However, under the revised Plan described throughout this prospectus, if the beneficiary is not a natural person taking in his/her own right, The Prudential will, as of the date of receipt by The Prudential of the required documents, liquidate such number of the deceased Planholder's SIP Shares as represent that beneficiary's interest and will pay the proceeds of the liquidation to that beneficiary. See DIFFERENCES UNDER OLD FORM CONTRACTS below.


For determination of the amount payable, if any, to the beneficiary upon the death of a Planholder after the purchase date of a variable annuity, see CANCELING THE ANNUITY on page 18.


ASSIGNMENT


The Planholder's interest under his/her Systematic Investment Plan is assignable only as collateral to a bank or other financial institution and then only to the extent of the number of SIP Shares credited to the Planholder on the date of the assignment, exclusive of any subsequent distribution, and exclusive of any of the Planholder's SIP Shares restricted under a Letter of Intent. An assignee's only right shall be to liquidate such assigned shares. The Prudential shall not be considered to have knowledge of any assignment unless the original or a duplicate of the document evidencing the assignment is filed with The Prudential. The Prudential assumes no responsibility for the validity or sufficiency of any assignment, furnishes no forms for that purpose, and recommends that if an assignment is contemplated, it be prepared with the advice of the Planholder's legal counsel. Annuity rate protection rights are not assignable. However, as described under ANNUITY RATE PROTECTION on page 12, such rights may, under certain conditions, be used by a co-Planholder, if any, or by the Planholder's spouse after the Planholder's death.


Neither the Variable Annuity Contracts nor any values or payments thereunder are assignable except to The Prudential.

CHANGING THE CONTRACT


The Prudential may not change the Contract with respect to any annuity already purchased. Neither may it change the schedules of annuity rates applicable to annuity rate protection rights already purchased but not yet exercised. Otherwise, upon 90 days notice to Planholders, The Prudential may change the terms and provisions concerning the schedules of annuity rates, annuity rate protection, the charges by The Prudential and the applicable minimum requirements. The Prudential may also refuse to accept any request for a purchase under the Systematic Investment Plan, and it may add or substitute contracts under the Program, provided, however, that unless the change is required by law or regulation, it will not affect purchases already made unless the Planholder accepts the substituted contracts as applying to any such purchases. Also see DIFFERENCES UNDER OLD FORM CONTRACTS which follows.


Except as provided above, or as required by federal or state law or regulation, no changes which would adversely affect rights acquired by Planholders will be made without consent.

DIFFERENCES UNDER OLD FORM CONTRACTS


As stated in the introductory summary on page 3, the Systematic Investment Plan and Variable Annuity Contracts described in the preceding sections of this Prospectus are the revised Contracts first offered to the public on September 17, 1973.


Old Form Contracts may continue to be held by some persons who became Planholders before introduction of the revised Contracts in their state, and by persons who are added as Planholders pursuant to provisions of outstanding Old Form Contracts. All such persons will, of course, be governed by the provisions of their Old Form Contracts. Old Form Contracts can be identified by the letter A appearing as the 7th digit (and only letter) in the plan number. Revised Contracts contain the letter B in that spot.

CHANGE TO REVISED CONTRACTS. Planholders with Old Form Contracts may, in most cases, exchange their interests in such Contracts without charge for interests in the revised Contracts. However, for purchasers of annuities under the Program prior to introduction of the revised Contracts in their state, the Old Form Contracts provisions under which such annuities were effected will continue to govern for those annuities, even if the Contracts are otherwise exchanged for revised Contracts.


The Old Form Contracts are similar in many respects to the revised Contracts. Therefore, unless otherwise indicated in the preceding sections of this Prospectus, the information given is equally applicable to the Old Form Contracts and to interests held under them. There are, however, several important differences, as well as some lesser ones, as described below.

CONTRACTS COMPRISING THE PROGRAM. In addition to the Systematic Investment Plan and Variable Annuity Contracts, the Old Form Contracts for the Planholder include a Fixed-Dollar Annuity and Annuity Rate Protection Contract.

TRANSFER ACCOUNT. Participation in the Program under Old Form Contracts requires that a Transfer Account must have been established. The person who has established and who maintains a Transfer Account is called an Accountholder. Purchase payments under Old Form Contracts may be made only by transferring funds from a Transfer Account. For an Accountholder the Transfer Account Agreement is one of the contracts that make up his/her Program, and Accountholders are referred to the Agreement for a full statement of its provisions. Summarized below are those provisions which relate directly to purchases made from the Transfer Account.

An Accountholder may authorize or make purchases from his/her Transfer Account for any family member (the Accountholder, his/her spouse, their parents, children, brothers, sisters and grandchildren) who is a Planholder. An initial charge of $5 is made for the second and each additional Planholder enrolled under the Account.


Deposits of $25 or more may be made into the Transfer Account either on a scheduled or nonscheduled basis. Funds may be transferred out of an Account to make purchase payments under the Systematic Investment Plan, either in accordance with a Transfer Schedule established by the Accountholder or on a nonscheduled basis, and to purchase a variable annuity or fixed-dollar annuity under the Program, and in certain circumstances to pay premiums under The Prudential insurance policies outside the Program. Withdrawals from the Account may be made by written request. The Prudential will credit interest as of the end of each calendar quarter in which the average balance in the Transfer Account during the quarter is $50 or more. The interest rate is determined each year by The Prudential's Board of Directors. The rate of interest for 1997 is 4%.


SYSTEMATIC INVESTMENT PLAN DIFFERENCES

MINIMUM PURCHASE AMOUNT. Although the minimum initial purchase amount is $300, as in the case of the revised Plan, the minimum amount of any subsequent purchase is $100. As indicated in the discussion of the Transfer Account above, purchases may be made on a scheduled basis from the Transfer Account, but only if the schedule provides for purchases of at least $400 a year.


DETERMINING SALES CHARGE. In determining sales charge under Old Form Contracts there is no provision for adding, to the dollar amount of the current purchase, the value of shares already credited under the Plan, as described on page 10 for the revised Plan. While the sales charge is thus determined separately for each purchase payment, all nonscheduled transfers from the Transfer Account on the same day as purchase payments for the Plans of spouses and their children under the age of 21 will be considered a single purchase payment for the purpose of determining the sales charge.


There is no provision for Letter of Intent under Old Form Contracts.

ANNUITY RATE PROTECTION. Rights acquired under Old Form Contracts may be used only on the life of the Planholder for whom they were purchased, in connection with the purchase of either a fixed-dollar annuity or variable annuity under the Program. These rights terminate upon the death of the Planholder or upon termination of the Planholder's participation in the Program. The charge for the rights acquired in respect to Plan purchases under Old Form Contracts is not deducted from the Planholder's annual distribution, but instead is deducted from the amount specified for transfer from the Transfer Account in connection with a purchase under the Plan, before transferring the remainder as the purchase payment.


DISTRIBUTIONS. Under Old Form Contracts, as with the revised Plan described throughout this Prospectus, the amount of the Planholder's annual distribution, after any deductions have been made from it, is ordinarily applied at net asset value to increase the number of shares credited under the Plan. As an alternative under Old Form Contracts, however, any such amount may instead be distributed to the Planholder in cash if he/she or The Prudential so elects. As noted on page 13, the date of distribution will ordinarily occur once a year in December.

Deductions from the amount of distribution under Old Form Contracts consist of the annual custodial charge and, for Plans issued in Maryland and New York, any charge for the purchase of annuity rate protection rights as described in the next to last paragraph under ANNUITY RATE PROTECTION on page 12. There is no deduction for the cost of annuity rate protection rights acquired in connection with purchases under the Plan since, as described in the previous subsection, the charge for such rights is paid at the time the shares are credited under Old Form Contracts.

BENEFICIARY. Subject to the conditions specified in the first paragraph under NAMING A BENEFICIARY on page 26, at the death of the Planholder under Old Form Contracts, such number of the Planholder's securities shares as represent the designated beneficiary's interest will be credited to that beneficiary. If the designated beneficiary is not already a Planholder, The Prudential will without charge establish a Plan for the beneficiary and transfer the shares so credited to that Plan. The Plan established will be the revised Systematic Investment Plan.

The preceding paragraph applies whether or not the beneficiary is a natural person taking in his/her own right. There is no requirement under Old Form Contracts for liquidation of the beneficiary's interest, with payment in cash, when the beneficiary is not a natural person taking in his/her own right.

VARIABLE ANNUITY CONTRACT DIFFERENCES


Under the Fixed-Dollar Annuity and Annuity Rate Protection Contract included among the Old Form Contracts, a fixed-dollar annuity (not described in this Prospectus) is available. A fixed-dollar annuity purchase may be used in combination with a variable annuity purchase to satisfy the initial minimum purchase requirement described under PURCHASING A VARIABLE ANNUITY on page 14, and either a fixed-dollar or a variable annuity or a combination of both may be used to satisfy the subsequent purchase minimum described in the same section.

DETERMINATION OF SALES CHARGE. There are three differences between the manner in which the sales charge for an annuity purchase under the Old Form Contracts is determined and that described under SALES AND OTHER CHARGES on page 15.


First, current and previous fixed-dollar annuity purchases under the Program are combined with variable annuity purchases in determining the applicable sales charge rate. Second, purchases made by a husband and wife are combined in determining the sales charge rate, but not purchases by or for their children. Finally, the lower sales charges for purchases made with the proceeds of Systematic Investment Plan liquidations apply to any such proceeds credited to the Transfer Account within three months after liquidation, no matter when they may subsequently be transferred to purchase an annuity.

GRADUAL INVESTMENT PURCHASE OF VARIABLE ANNUITY. For Planholders with Old Form Contracts, The Prudential provides an alternative arrangement under which a person who purchases a variable annuity with no accumulation period may do so by starting out with a fixed-dollar annuity and converting it gradually over a 36-month period, a 1/36th portion in each month, to a variable annuity. This gradual conversion arrangement permits the purchaser to reduce the chance of making the purchase at a time when the value of common stock may be relatively high, by making in effect 36 separate investments in the Account. Of course, this also reduces the chance of investing in annuity shares at a time when the value of common stocks may be relatively low. The 5% rate schedule is not available with gradual conversion.


RATE SCHEDULES. In the revised form of Contract, as described under HOW VARIABLE ANNUITY PAYMENTS ARE DETERMINED on page 16, the 3.5% schedule applies in only a few states where the 5% schedule is not available under state law. Under Old Form Contracts the 3.5% schedule is also available as an alternative to the 5%
schedule in the states where the 5% schedule is available.


In those states, the 5% schedule will be used for a variable annuity purchase unless the 3.5% schedule is specifically requested. However, the 5% schedule is not available where the gradual investment arrangement is chosen, or for a fixed-dollar annuity purchase under the Program.


THE CONTINUING RIGHT TO PURCHASE AN ANNUITY. In addition to the assurances described under this heading beginning on page 19, Old Form Contract Planholders who own other contracts issued by The Prudential on the date of notice of an intention to discontinue providing variable annuities may exchange those contracts for variable annuities even if the 90-day period has expired, but only to the extent of the Planholder's interest in such other contracts on the date of the notice.


STATE REGULATION

The Prudential is subject to regulation by the Department of Insurance of the State of New Jersey as well as by the insurance departments of all the other states and jurisdictions in which it does business. The Prudential must file an annual statement in a form promulgated by the National Association of Insurance Commissioners. This annual statement is reviewed and analyzed by the New Jersey Department, which makes an independent computation of The Prudential's reserve liabilities under all outstanding life insurance and annuity contracts.

New Jersey law requires a quinquennial examination of The Prudential to be made. Examination involves extensive audit, including but not limited to an inventory check of assets, sampling techniques to check the performance by The Prudential of its contracts, and an examination of the manner in which divisible surplus has been apportioned and distributed to policyholders and contractholders.

The laws of New Jersey also contain special provisions, which are codified as Sections 17B:28-1 through 17B:28-14 of the New Jersey Statutes, which relate to the issuance and regulation of contracts on a variable basis. These statutes set forth a number of mandatory provisions which must be included in contracts on a variable basis and prohibit such contracts from containing other specified provisions.

In addition to the annual statement referred to above, The Prudential is required to file with New Jersey and other states a separate annual statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

Regulation by the New Jersey Department does not involve any supervision or control over the investment policy of the Fund or over the selection of investments therefor, except for verification that certain investment requirements of New Jersey law are met.

FEDERAL INCOME TAXES


PRUDENTIAL'S GIBRALTAR FUND, INC. Under the provisions of the Internal Revenue Code applicable to regulated investment companies, the Fund, by distributing substantially all of its net investment income and realized capital gains, will be relieved of federal income tax on the income and gains so distributed. The Fund has qualified for such tax treatment and intends to continue to so qualify. Qualification of the Fund as a regulated investment company does not involve government supervision of management or of investment practices or policies. See DESCRIPTION OF FUND SHARES AND VOTING RIGHTS on page 25. There is a 4% excise tax on a portion of the undistributed income of a regulated investment company if that company fails to distribute required percentages of its ordinary income and capital gain net income. The Fund intends to employ practices that will eliminate or minimize the imposition of this excise tax.

PRUDENTIAL'S INVESTMENT PLAN ACCOUNT. For federal income tax purposes, Prudential's Investment Plan Account is a separate entity taxable as a corporation. The Account has qualified under the provisions of Subchapter M of the Internal Revenue Code, and it is expected that it will continue to so qualify. As with the Fund, the Account, by distributing substantially all of the net investment income and realized capital gains, will not be subject to federal income tax on the income and gains so distributed. As with the Fund, the Account intends to employ practices that will eliminate or minimize the 4% excise tax. See DISTRIBUTIONS on page 13. Neither the custodian nor the Account bears any portion of any federal income taxes levied or assessed against either with respect to shares of the Account credited to Planholders, or with respect to the operations of the Program, the income from such shares or the transfer or liquidation of such shares. Any liquidation or transfer of a Planholder's shares in accordance with the provisions of the Systematic Investment Plan Contract shall be deemed made on behalf of the Planholder and any federal income taxes payable as a result shall be borne by the Planholder.


Distributions of net investment income from the Account to Planholders are taxable to each Planholder at ordinary income rates. Any capital gains dividend distributions from the Account to Planholders are taxable to each Planholder as long-term capital gains.


PRUDENTIAL'S ANNUITY PLAN ACCOUNT. The operations of Prudential's Annuity Plan Account form a part of, and are taxed with, the operations of The Prudential. No federal income tax is currently payable on distributions of income received on the Fund shares held in the Account for the benefit of Planholders, on capital gains realized by the Prudential on redemptions of Fund shares, or on capital gains dividends received by the Account from the Fund. Accordingly, the annuity share value is not affected by income and capital gains distributions. These distributions are reinvested in the Fund and are not distributed to Planholders. Consequently, the Planholder is subject to federal income tax on his/her variable annuity only when he/she receives monthly annuity payments or if he/she cancels his/her annuity (see CANCELING THE ANNUITY, page 18). A portion of each monthly annuity payment is excluded from gross income until the total investment in the contract is recovered. The portion of each payment to be excluded is determined by dividing the investment in the contract by the annuitant's life expectancy, with an adjustment for a Type B Annuity being made to reflect the 10-year certain feature. The payments in excess of this excluded portion are taxable as ordinary income. If the Planholder cancels his/her annuity, any gain on the cancellation is taxable as ordinary income. Should annuity payments cease on account of the death of the annuitant before purchase payments have been fully recovered the annuitant, on his or her last tax return, (or in certain cases the beneficiary) is allowed a deduction for the unrecovered amount.


Taxable payments under the Contract will generally be subject to withholding by The Prudential. Recipients of pensions and annuities may elect for withholding not to apply.

The above discussion of the federal income tax status under these Contracts is not complete and is not intended as tax advice nor does it consider any applicable state or other tax laws. A qualified tax advisor should be consulted for complete information and advice.

ADDITIONAL INFORMATION


This Prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The information so omitted may be obtained from the Commission's principal office in Washington, DC, upon payment of the fees prescribed by the Commission.


EXPERTS


The financial statements and financial highlights included in this Prospectus for the 1996 fiscal year have been audited by Price Waterhouse LLP, independent accountants, as stated in their reports appearing herein. The financial statements and Financial Highlights included in this Prospectus for all fiscal years prior to 1996 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein. Such financial statements and financial highlights have been included herein in reliance upon the reports of such firms given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, New Jersey 07054-0319.


LITIGATION


On October 28, 1996, The Prudential entered into a Stipulation of Settlement in a multidistrict proceeding involving allegations of various claims relating to The Prudential's life insurance sales practices. (In re Prudential Insurance Company of America Sales Practices Litigation, D.N.J., MDL No. 1061, Master Docket No. 95-4704 (AMW).) On March 7, 1997, the United States District Court for the District of New Jersey approved the Stipulation of Settlement as fair, reasonable and adequate.

Pursuant to the Settlement, The Prudential has agreed to provide an alternative dispute resolution process for class members who believe they were misled concerning the sale or performance of their life insurance policies. The Settlement also provides certain no-fault relief. The ultimate cost of the Settlement will depend on a variety of factors, including the number of policyowners who participate in the Settlement, the number of policyowners who are afforded relief and the remediation option they select. The administrative costs of implementing the Settlement are also subject to a number of complex uncertainties. In light of the uncertainties attendant to these and other factors, it is difficult at this time to estimate the ultimate cost of the Settlement to The Prudential.

In addition, a number of actions have been filed against The Prudential by policyowners who have excluded themselves from the settlement; The Prudential anticipates that additional suits may be filed by other policyowners.

Also, on July 9, 1996, a Multi-State Life Insurance Task Force comprised of insurance regulators from 29 states and the District of Columbia, released a report on The Prudential's activities. As of February 24, 1997, The Prudential had entered into consent orders or agreements with all 50 states and the District of Columbia to implement a remediation plan, whose terms closely parallel the Settlement approved in the MDL proceeding, and agreed to a series of payments allocated to all 50 states and the District of Columbia amounting to a total of approximately $65 million.

Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted.

Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation. It is possible that the results of operations or the cash flow of The Prudential, in particular quarterly or annual periods could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on The Prudential's financial position.


                       DIRECTORS AND OFFICERS OF THE FUND


The directors and executive officers of the Fund are listed below, together with their addresses and information as to their principal occupations during the past five years. Collectively, they own, on record or beneficially, less than a 1% interest in separate accounts of The Prudential which hold Fund shares. Directors' meeting fees and expenses are paid by the Fund only in respect to those directors or former directors who are not officers or employees of The Prudential. Such payments totaled $9,600 in 1996 and $7,200 in 1995, representing equal amounts paid to Messrs. Fenster, McDonald and Weber.

MENDEL A. MELZER*, Chairman of the Board--Chief Investment Officer of Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993:
Managing Director, The Prudential Investment Corporation. Address: 751 Broad Street, Newark, New Jersey 07102.

JONATHAN GREENE*, President and Director.--President of Investment Management, Prudential Investments, since 1996. Vice President and Portfolio Manager, T. Rowe Price Associates, Inc. from 1974 to 1996. Address: 751 Broad Street, Newark, New Jersey 07102.

SAUL K. FENSTER, Director--President of New Jersey Institute of Technology.
Address: 323 Martin Luther King Boulevard, Newark, New Jersey 07102.

W. SCOTT MCDONALD, JR., Director--Principal, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address:9 Zamrok Way, Morristown, New Jersey 07960.

JOSEPH WEBER, Director--Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.

SUSAN COTE, Vice President--Vice President Prudential Investments since 1996; 1995 to 1996: Chief Operating Officer and Managing Director, Prudential Mutual Fund Investment Management; Prior to 1995: Senior Vice President and Treasurer of Prudential Mutual Funds. Address: 100 Mulberry Street, Newark, New Jersey 07102.

THOMAS EARLY, Secretary--General Counsel, Mutual Funds and Annuities, Prudential Investments since 1996; 1994 to 1996: General Counsel, Prudential Retirement Services, Prudential Investments; Prior to 1994: Associate General Counsel and Chief Financial Services Counsel, Frank Russell Company. Address: 100 Mulberry Street, Newark, New Jersey 07102.

EUGENE STARK, Comptroller, Principal Financial Officer and Treasurer--Vice President, Prudential Investments since 1996; prior thereto First Vice President of Prudential Mutual Fund Management LLC. Address: 100 Mulberry Street, Newark, New Jersey 07102.

* These members of the Board are interested persons of The Prudential, its affiliates or the Fund as defined in the 1940 Act. Certain actions of the Board, including the annual continuance of the Investment Advisory Contract between the Fund and The Prudential, must be approved by a majority of the members of the Board who are not interested persons of The Prudential, its affiliates or the Fund. Mr. Melzer and Mr. Greene, two of the five members of the Board, are interested persons of The Prudential and the Fund, as that term is defined in the 1940 Act, because they are officers and/or affiliated persons of The Prudential, the investment advisor to the Fund. Messrs. Fenster, McDonald and Weber are not interested persons of The Prudential, its affiliates or the Fund. However, Mr. Fenster is President of the New Jersey Institute of Technology. The Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                    DIRECTORS

FRANKLIN E. AGNEW, Director since 1994 (current term expires April, 2000). Member, Committee on Dividends; Member, Finance Committee. Business consultant since 1987. Senior Vice President H.J. Heinz from 1971 to 1986. Mr. Agnew is also a director of Bausch & Lomb Inc. and John Wiley & Sons, Inc. Age 62.
Address: One Mellon Bank Center, Suite 2120, Pittsburgh, PA 15219.

FREDERICK K. BECKER, Director since 1994 (current term expires April, 1999). Member, Auditing Committee, Member, Committee on Business Ethics. President, Wilentz Goldman and Spitzer (law firm) since 1989, with firm since 1960. Age 61.
Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.

JAMES G. CULLEN, Director since 1994 (current term expires April, 2001). Member, Compensation Committee; Member, Committee on Business Ethics. Vice Chairman, Bell Atlantic Corporation. President, Bell Atlantic Corporation from 1993 to 1995. President New Jersey Bell 1989 to 1993. Mr. Cullen is also a director of Johnson & Johnson. Age 54. Address: 1310 North Court House Road, 11th Floor, Alexandria, VA 22201.

CAROLYNE K. DAVIS, Director since 1989 (current term expires April, 1997). Member, Finance Committee; Member Committee on Business Ethics; Member, Compensation Committee. National and International Health Care Advisor, Ernst & Young since 1985. Dr. Davis is also a director of Merck & Co., Inc., Beckman Instruments, Inc., Pharmaceutical Marketing Services, Inc. and Science Applications International Corporation. Age 65. Address: 1225 Connecticut Avenue, N.W., Washington, DC 20036.

ROGER A. ENRICO, Director since 1994 (current term expires April, 1998). Member, Committee on Nominations; Member, Compensation Committee. CEO PepsiCo, Inc. since 1996. Vice Chairman, PepsiCo, Inc. from 1993 to 1996. Chairman and CEO, Pepsi Co. Worldwide Food, from 1991 to 1993. President and CEO, Pepsi Co. Worldwide Beverage from 1986 to 1991. Mr. Enrico is also a director of Dayton Hudson Corporation and A.H. Belo Corporation. Age 52. Address: 14841 North Dallas Parkway, Dallas, TX, 75240.

ALLAN D. GILMOUR, Director since 1995 (current term expires April, 1999). Retired since 1995. Vice Chairman, Ford Motor Company, from 1993 to 1995. Mr. Gilmour originally joined Ford in 1960. Mr. Gilmour is also a director of USWest, Inc., Whirlpool Corporation and The Dow Chemical Company. Age 62.
Address: 751 Broad Street, Newark, NJ 07102.

WILLIAM H. GRAY, III, Director since 1991 (current term expires April, 2000). Member, Finance Committee; Member, Committee on Nominations. President and Chief Executive Officer, The College Fund/UNCF since 1991. Mr. Gray served in Congress from 1979 to 1991. Mr. Gray is also a director of Warner-Lambert Co., Chase Manhattan Corp., Municipal Bond Investors Assurance Corp., Westinghouse Electric Corp., Union Pacific Corp., Lotus Development Corp., and Rockwell International Corp. Age 55. Address: 8260 Willow Oaks Corp. Drive, Fairfax, VA 22031.

JON F. HANSON, Director since 1991 (current term expires April, 1997). Member, Finance Committee; Member, Committee on Dividends. Chairman, Hampshire Management Co. since 1976. Mr. Hanson is also a director of United Water Resources. Age 60. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.

GLEN H. HINER, JR., Director since 1997. Chairman and Chief Executive Officer, Owens Corning. Age 62. Address: One Owens Corning Parkway, Toledo, OH 43659.

CONSTANCE J. HORNER, Director since 1994 (current term expires April, 1998). Member, Auditing Committee; Member, Committee on Nominations. Guest Scholar, The Brookings Institution since 1993. Assistant to the President and Director of Presidential Personnel, U.S. Government, 1991-1992. Deputy Secretary, Department of Health & Human Services from 1989 to 1991. Ms. Horner is also a director of Pfizer, Inc., Ingersoll-Rand Company and Foster Wheeler Corporation. Age 55.
Address: 1775 Massachusetts Ave., N.W. Washington, D.C. 20036-2188.

GAYNOR N. KELLEY, Director.--Former Chairman and Chief Executive Officer, The Perkin Elmer Corporation. Age 65. Address: 751 Broad Street, Newark, New Jersey 07102-3777.

BURTON G. MALKIEL, Director since 1978 (current term expires April, 1998). Chairman, Finance Committee; Member, Executive Committee; Member, Committee on Nominations. Professor, Princeton University, since 1988. Dr. Malkiel is also a director of The Jeffrey Co., Vanguard Group, Inc., Amdahl Corporation, Baker Fentress & Company, and Southern New England Telecommunications Co. Age 64.
Address: 110 Fisher Hall, Prospect Avenue, Princeton University, Princeton, NJ 08544-1021.

ARTHUR F. RYAN, Chairman of the Board, President and Chief Executive Officer of Prudential since 1994. President and Chief Operating Officer, Chase Manhattan Corp. from 1990 to 1994, with Chase since 1972. Age 54. Address: 751 Broad Street, Newark, NJ 07102-3777.

IDA F. S. SCHMERTZ, Director. Principal, Investment Strategies International. Age 62. Address: 90 Riverside Drive, New York, NY 10024.

CHARLES R. SITTER, Director since 1995 (current term expires April, 1999). Member, Committee on Dividends. President, Exxon Corporation from 1993 to 1996. Mr. Sitter began his career with Exxon in 1957; he is currently a director of Exxon. Age 66. Address: 5959 Las Colinas Boulevard, Irving, TX 75039.

DONALD L. STAHELI, Director since 1995 (current term expires April, 1999). Member, Compensation Committee. Chairman and Chief Executive Officer, Continental Grain Company since 1994. Mr. Staheli was Chairman of Continental Grain from 1988 to 1994. Age 65. Address: 277 Park Avenue, New York, NY 10172.

RICHARD M. THOMSON, Director since 1976 (current term expires April, 2000). Chairman, Compensation Committee; Member, Committee on Nominations, Member, Executive Committee. Chairman of the Board and Chief Executive Officer, The Toronto-Dominion Bank since 1978. Mr. Thomson is also a director of CGC, Inc., Eaton's of Canada, Ltd., INCO, Ltd., The Thomson Corp. National Retail Credit Services Limited, TEC Leaseholds Limited, Thomglen Corporation and S.C. Johnson & Son, Ltd. Age 63. Address: P.O. Box 1, Toronto-Dominion Centre, Toronto, Ontario, M5K 1A2, Canada.

JAMES A. UNRUH, Director since 1996 (current term expires April, 2000). Chairman and Chief Executive Officer of Unisys Corporation since 1990. Mr. Unruh is also a director of Ameritech Corporation. Age 56. Address: Township Line & Union Meeting Roads, Blue Bell, PA 19424.

P. ROY VAGELOS, M.D., Director since 1989 (current term expires April, 1997). Chairman, Auditing Committee; Member, Committee on Dividends; Member, Executive Committee. Chairman, Regeneron Pharmaceuticals since 1995. Chairman and Chief Executive Officer, Merck & Co., Inc. from 1986 to 1994. Dr. Vagelos is also a director of Pepsi Co., Inc., The Estee Lauder Companies Inc. and McDonnell Douglas Corp. Age 67. Address: One Crossroads Drive, Bedminster, NJ 07921.

STANLEY C. VAN NESS, Director since 1990 (current term expires April, 2002). Chairman, Committee on Business Ethics; Member, Auditing Committee; Member, Executive Committee. Attorney, Picco Herbert Kennedy (law firm) from 1990. Partner of Jamieson, Moore, Peskin & Spicer from 1984 to 1990. Mr. Van Ness is also a director of Jersey Central Power & Light Company. Age 63. Address: One State Street Square, Suite 1000, Trenton, NJ 08607-1388.

PAUL A. VOLCKER, Director since 1988 (current term expires April, 2000). Member, Committee on Dividends; Member, Committee on Nominations. Chairman, James D. Wolfensohn, Inc. since 1988; Chief Executive Officer, James D. Wolfensohn, Inc. since 1995. Chairman, J. Rothschild, Wolfensohn & Co. from 1992 to 1995. Mr Volcker is also a director of Fuji-Wolfensohn International, Nestle, S.A., UAL Corp. and the Board of Governors, American Stock Exchange. Age 69. Address: 599 Lexington Avenue, New York, NY 10022.

JOSEPH H. WILLIAMS, Director since 1994 (current term expires April, 1998). Member, Auditing Committee; Member, Committee on Dividends. Chairman of the Board, The Williams Companies since 1994. Chairman & Chief Executive Officer, The Williams Companies 1979-1993. Mr. Williams is also a director of Flint Industries and The Orvis Company. Age 63. Address: One Williams Center, Tulsa, OK 74102.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                               PRINCIPAL OFFICERS

ARTHUR F. RYAN, Chairman, Chief Executive Officer, and President since 1994. Age 54.

E. MICHAEL CAULFIELD, Chief Executive Officer, Prudential Investments since 1996; Chief Executive Officer, Money Management Group since 1995; 1989-92 Managing Director. Age 50.

MICHELE S. DARLING, Executive Vice President, Human Resources. Age 43.

RODGER LAWSON, Executive Vice President, Marketing and Planning. Age 50.

MARK B. GRIER, Chief Financial Officer since 1995. Age 44.

JOHN V. SCICUTELLA, Executive Vice President, Operations and Systems, since 1995. Age 48.

WILLIAM F. YELVERTON, Chief Executive Officer, Individual Insurance Group since 1995. Age 55.

R. BROCK ARMSTRONG, Senior Vice President, Individual Insurance Development. Age 50.

MARTIN BERKOWITZ, Senior Vice President and Comptroller since 1995. Age 48.

WILLIAM M. BETHKE, President, Capital Markets Group, Senior Vice President since 1986. Age 49.

LEO J. CORBETT, Senior Vice President, Individual Insurance Marketing. Age 48.

MARK R. FETTING, President, Prudential Retirement Services. Age 42.

WILLIAM D. FRIEL, Senior Vice President and Chief Information Officer since 1993; 1988-92: Vice President. Age 57.

JAMES R. GILLEN, Senior Vice President and General Counsel since 1984. Age 59.

BRUCE J. GOODMAN, Chief Executive Officer, Prudential Service Company, Senior Vice President since 1993. Age 55.

JONATHAN M. GREENE, President, Investment Management, Prudential Investments. Age 53.

JEAN D. HAMILTON, President, Diversified Group. Age 50.

RONALD JOELSON, Senior Vice President, Guaranteed Products. Age 39.

IRA J. KLEINMAN, Executive Vice President, International Insurance Group; Senior Vice President since 1992; 1978-92: Vice President. Age 49.

DONALD C. MANN, Senior Vice President, Community Resources; Senior Vice President since 1990; 1985-90: Vice President. Age 54.

NEIL A. McGUINNESS, Senior Vice President, Marketing, Prudential Investments. Age 50.

PRISCILLA A. MYERS, Senior Vice President, Audit, Compliance and Investigation since 1995. Age 47.

RICHARD O. PAINTER, President, Prudential Insurance & Financial Services since 1995. Age 49.

KIYOFUMI SAKAGUCHI, President, International Insurance Group since 1995. Age 54.

GREGORY W. SCOTT, Chief Financial Officer, Prudential Healthcare Group since 1995. Age 43.

BRIAN M. STORMS, President, Mutual Funds and Annuities, Prudential Investments since 1996. Age 42.

ROBERT J. SULLIVAN, Senior Vice President, Sales, Prudential Investments. Age
58.

SUSAN L. BLOUNT, Vice President and Secretary since 1995. Age 39.

C. EDWARD CHAPLIN, Vice President and Treasurer since 1995. Age 40.

                            FINANCIAL STATEMENTS OF
                      PRUDENTIAL'S INVESTMENT PLAN ACCOUNT

STATEMENT OF NET ASSETS
December 31, 1996
  Investment in 21,159,698 shares of
    Prudential's Gibraltar Fund at net asset
    value of $11.4274 per share (Cost:
    $216,386,288)..............................  $  241,800,018
  Accrued expenses.............................         (88,419)
                                                 --------------
  NET ASSETS...................................  $  241,711,599
                                                 --------------
                                                 --------------

  Net assets were comprised of:
    Paid-in capital............................  $  212,362,440
    Distributions in excess of net investment
      income...................................          (8,971)
    Accumulated net realized gains.............       3,944,400
    Net unrealized appreciation................      25,413,730
                                                 --------------
    Net assets, December 31, 1996..............  $  241,711,599
                                                 --------------
                                                 --------------

    Net asset value per share of 21,460,084
      outstanding Securities Shares............  $      11.2633
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividend distributions received............  $     2,932,459

  EXPENSES
    Administration charge [Note 3].............  $     1,684,269
                                                 ---------------

  NET INVESTMENT INCOME........................        1,248,190
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Capital gains distributions received.......       25,071,913
    Realized gain on shares redeemed
      [identified cost basis] [Note 2].........        3,941,173
    Net unrealized gain on investments.........       22,265,246
                                                 ---------------

  NET GAIN ON INVESTMENTS......................       51,278,332
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    52,526,522
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1996 and 1995
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  OPERATIONS:
    Net investment income..................................................................   $      1,248,190     $     1,671,704
    Capital gains distributions received...................................................         25,071,913          17,225,385
    Realized gain (loss) on shares redeemed................................................          3,941,173            (296,003)
    Net unrealized gain on investments.....................................................         22,265,246          15,635,256
                                                                                             ------------------  -------------------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................         52,526,522          34,236,342
                                                                                             ------------------  -------------------

  DIVIDENDS TO PLANHOLDERS FROM [NOTE 8]:
    Net investment income..................................................................         (1,242,509)         (1,657,617)
    Net realized gain from investment transactions.........................................        (25,072,113)        (17,225,586)
                                                                                             ------------------  -------------------

  TOTAL DIVIDENDS TO PLANHOLDERS...........................................................        (26,314,622)        (18,883,203)
                                                                                             ------------------  -------------------

  SECURITIES SHARES TRANSACTIONS:
    Purchase payments......................................................................         27,261,209          18,426,882
    Security Shares liquidated.............................................................        (21,154,713)        (15,591,735)
                                                                                             ------------------  -------------------

  NET INCREASE IN NET ASSETS RESULTING FROM SECURITIES SHARES TRANSACTIONS:................          6,106,496           2,835,147
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         32,318,396          18,188,286

  NET ASSETS:
    Beginning of year......................................................................        209,393,203         191,204,917
                                                                                             ------------------  -------------------
    End of year............................................................................   $    241,711,599     $   209,393,203
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A2 THROUGH A3.

                                       A1

                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

PRUDENTIAL'S INVESTMENT PLAN ACCOUNT

NOTE 1:  GENERAL

The Investment Plan Account (the "Account") was established on June 11, 1968, by resolution of Prudential's Board of Directors, as a separate variable contract account of The Prudential Insurance Company of America ("Prudential") under the laws of the State of New Jersey. It is administered by Prudential under the general direction of Prudential's officers and managerial staff. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (1940 Act), as a unit investment trust. Registration does not imply supervision by the Securities and Exchange Commission of the management or investment policies and practices of the Account or Prudential. The assets of the Account are invested in shares of Prudential's Gibraltar Fund (the "Fund") at the net asset value without sales load.

PRUDENTIAL'S GIBRALTAR FUND

The Fund was incorporated in the State of Delaware on March 14, 1968. It is registered under the 1940 Act as a diversified open-end management investment company. Registration does not imply supervision by the Securities and Exchange Commission of the management or investment policies and practices of the Fund or Prudential. The Board of Directors of the Fund is responsible for the management of the Fund and, in addition to reviewing the actions of the Fund's investment advisor, decides upon matters of general policy. The Fund's officers conduct and supervise the daily business operations of the Fund.

NOTE 2:  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Investment--The investment in shares of the Fund is stated at the net asset value.

Security Transactions--Realized gains and losses on security transactions are reported on an identified cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Fund and are recorded on the dividend payment date.

NOTE 3:  ADMINISTRATION CHARGES

The Administration charge is applied daily at an effective annual rate of 0.75% against the net assets of the Account. This charge, which is paid to Prudential, includes costs associated with issuing the Contract, establishing and maintaining records, and providing reports to Contract owners. For the year ended December 31, 1996, the amount of this charge paid to Prudential was $1,684,269.

NOTE 4:  TAXES

For federal income tax purposes, Prudential's Investment Plan Account is a separate entity taxable as a corporation, and as such has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, by distributing substantially all of its net investment income and net realized capital gains, the Account will not be subject to federal income tax on the investment income and capital gains so distributed.

                                       A2

NOTE 5:  PURCHASE AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the Fund for the year ended December 31, 1996 were as follows:

Purchases:            $0
Sales:       $20,858,872

NOTE 6:  SECURITY SHARE TRANSACTIONS

The number of Security Shares purchased and liquidated for the year ended December 31, 1996 was as follows:

Security Shares Purchased:               45,006
Security Shares Liquidated:           1,771,867
Reinvestment of dividend
distributions:                        2,242,459

NOTE 7:  SECURITIES SHARE INFORMATION

           NET ASSET VALUE   DIVIDENDS FROM NET   CAPITAL GAINS
  YEAR      AT DECEMBER 31    INVESTMENT INCOME   DISTRIBUTION
---------  ----------------  -------------------  -------------

  1992        $  11.1042          $   .1045         $  2.0436
  1993           11.2631              .0898            2.2692
  1994            9.2631              .1427            1.5380
  1995            9.9975              .0863             .8968
  1996           11.2633              .0645            1.3015

NOTE 8:  DISTRIBUTIONS

The date of distribution ordinarily occurs at the end of the calendar year. $53,377 of the gross distribution of $26,314,622 was applied to pay custodial charges for the year ended December 31, 1996. The annual charges were not in excess of $3.80 per planholder.

NOTE 9:  RELATED PARTY ACTIVITY

Prudential maintains a position in the Account for the purpose of administering activity in the Account. The activity includes security and fund share transactions. The position does not have an effect on the Planholder's account or the related unit value. At December 31, 1996, Prudential held 169,752 security shares valued at $1,911,947.

                                       A3

REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of
Prudential's Investment Plan Account
and the Board of Directors of
The Prudential Insurance Company of America

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Prudential's Investment Plan Account at December 31, 1996, and the results of its operations and the changes in its net assets for the year then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Prudential Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of shares owned in Prudential's Gibraltar Fund, Inc. at December 31, 1996, provides a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
New York, New York
March 31, 1997

                                       A4

INDEPENDENT AUDITORS' REPORT

To the Planholders of
Prudential's Investment Plan Account
and the Board of Directors of
The Prudential Insurance Company of America
Newark, New Jersey

We have audited the accompanying statement of changes in net assets of Prudential's Investment Plan Account of The Prudential Insurance Company of America for the year ended December 31, 1995. This financial statement and share information are the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statement presents fairly, in all material respects, the changes in net assets of each of the respective subaccounts constituting Prudential's Investment Plan Account, for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Parsippany, New Jersey
February 15, 1996

                                       A5

                            FINANCIAL STATEMENTS OF
                       PRUDENTIAL'S ANNUITY PLAN ACCOUNT

STATEMENT OF NET ASSETS
December 31, 1996
  Investment in 221,988 shares of Prudential's
    Gibraltar Fund at net asset value of
    $11.4274 per share (Cost: $2,129,750)......  $    2,536,741
  Accrued expenses.............................            (174)
                                                 --------------
  NET ASSETS...................................  $    2,536,567
                                                 --------------
                                                 --------------

NET ASSETS, representing:
    Equity of annuitants [Note 7]..............       2,372,719
    Equity of The Prudential Insurance Company
      of America...............................         163,848
                                                 --------------
                                                 $    2,536,567
                                                 --------------
                                                 --------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividend distributions received............  $        31,573
  EXPENSES
    Charges to annuitants for assuming
      mortality and expense risks and for
      administration [Note 3]..................  $         8,734
                                                 ---------------
  NET INVESTMENT INCOME........................           22,839
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Capital gains distributions received.......          273,563
    Realized gain on shares redeemed
      [identified cost basis] [Note 2].........           54,403
    Net unrealized gain on investments.........          248,008
                                                 ---------------
  NET GAIN ON INVESTMENTS......................          575,974
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $       598,813
                                                 ---------------
                                                 ---------------

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1996 and 1995
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  OPERATIONS:
    Net investment income..................................................................   $         22,839     $        29,746
    Capital gains distributions received...................................................            273,563             206,323
    Realized gain on shares redeemed.......................................................             54,403               7,202
    Net unrealized gain on investments.....................................................            248,008             200,450
                                                                                             ------------------  -------------------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................            598,813             443,721
                                                                                             ------------------  -------------------

  NET INCREASE IN NET ASSETS RESULTING FROM ACCUMULATION TRANSACTIONS......................                  0              18,027
                                                                                             ------------------  -------------------

  ANNUITY BENEFIT PAYMENTS.................................................................           (336,183)           (333,758)
                                                                                             ------------------  -------------------

  NET DECREASE IN NET ASSETS RESULTING FROM EQUITY TRANSFERS [Note 5]......................           (163,725)           (134,720)
                                                                                             ------------------  -------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................             98,905              (6,730)
  NET ASSETS:
    Beginning of year......................................................................          2,437,662           2,444,392
                                                                                             ------------------  -------------------
    End of year............................................................................   $      2,536,567     $     2,437,662
                                                                                             ------------------  -------------------
                                                                                             ------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A8.

                                       B1

                         NOTES TO FINANCIAL STATEMENTS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

PRUDENTIAL'S ANNUITY PLAN ACCOUNT

NOTE 1:  GENERAL

The Annuity Plan Account (the "Account") was established on June 11, 1968, by resolution of Prudential's Board of Directors, as a separate variable contract account of The Prudential Insurance Company of America ("Prudential") under the laws of the State of New Jersey. It is administered by Prudential under the general direction of Prudential's officers and managerial staff. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (1940 Act), as a unit investment trust.
Registration does not imply supervision by the Securities and Exchange Commission of the management or investment policies and practices of the Account or Prudential. The assets of the Accounts are invested in shares of Prudential's Gibraltar Fund (the "Fund") at the net asset value without sales load.

PRUDENTIAL'S GIBRALTAR FUND

The Fund was incorporated in the State of Delaware on March 14, 1968. It is registered under the 1940 Act as a diversified open-end management investment company. Registration does not imply supervision by the Securities and Exchange Commission of the management or investment policies and practices of the Fund or Prudential. The Board of Directors of the Fund is responsible for the management of the Fund and, in addition to reviewing the actions of the Fund's investment advisor, decides upon matters of general policy. The Fund's officers conduct and supervise the daily business operations of the Fund.

NOTE 2:  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Investment--The investment in shares of the Fund is stated at the net asset value.

Security Transactions--Realized gains and losses on security transactions are reported on an identified cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Fund and are recorded on the dividend payment date.

Equity of The Prudential Insurance Company--Prudential maintains a position in the Account for the purpose of administering activity in the Account. The activity includes unit transactions, fund share transactions, and expense processing. Prudential monitors the balance daily and transfers funds based upon anticipated activity. At times, Prudential may owe an amount to the Account, which is reflected in Prudential's equity as a negative balance. The position does not have an effect on the Contract owner's account or the related unit value.

NOTE 3:  MORTALITY RISK, EXPENSE RISK, AND ADMINISTRATION CHARGES

A.  MORTALITY RISK AND EXPENSE RISK CHARGES

    The mortality risk and expense risk charge, at an effective annual rate of 0.075% and 0.150%, respectively, are applied daily against the net assets of the Account. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the policies may exceed the estimated expenses. For the year ended December 31, 1996, the amount of these charges paid to Prudential was $5,240.

                                       B2

B.  ADMINISTRATION CHARGE

    The Administration charge, at an effective annual rates of 0.150%, is applied daily against the net assets of the Account. This charge, which is paid to Prudential, includes costs associated with issuing the Contract, establishing and maintaining records, and providing reports to Contract owners. For the year ended December 31, 1996 the amount of this charge paid to Prudential was $3,494.

NOTE 4:  TAXES

Prudential is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Prudential. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded.

NOTE 5:  NET DECREASE IN NET ASSETS RESULTING FROM EQUITY TRANSFERS

The decrease in net assets resulting from equity transfers represents the net withdrawals of Prudential from the Account.

NOTE 6:  PURCHASE AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the Fund for the year ended December 31, 1996 were as follows:

Purchases:          $0
Sales:        $508,571

NOTE 7:  EQUITY OF ANNUITANTS

Equity of Annuitants at December 31, 1996:

                                                                       SHARES       SHARE VALUE      EQUITY
                                                                    -------------  -------------  -------------
Annuitant Contracts assuming a 3.5% investment result                119,841.513    $   6.05635    $   725,802
Annuitant Contracts assuming a 5% investment result                  392,357.576    $   4.19749    $ 1,646,917
                                                                                                  -------------
                                                                                                   $ 2,372,719
                                                                                                  -------------
                                                                                                  -------------

                                       B3

REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of
Prudential's Annuity Plan Account
and the Board of Directors of
The Prudential Insurance Company of America

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Prudential's Annuity Plan Account at December 31, 1996, and the results of each of their operations and the changes in each of their net assets for the year then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Prudential Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of shares owned in Prudential's Gibraltar Fund, Inc. at December 31, 1996, provides a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
New York, New York
March 31, 1997

                                       B4

INDEPENDENT AUDITORS' REPORT

To the Planholders of
Prudential's Annuity Plan Account
and the Board of Directors of
The Prudential Insurance Company of America
Newark, New Jersey

We have audited the accompanying statement of changes in net assets of Prudential's Annuity Plan Account of The Prudential Insurance Company of America for the year ended December 31, 1995. This financial statement and share information are the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statement presents fairly, in all material respects, the changes in net assets of each of the respective subaccounts constituting Prudential's Annuity Plan Account for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Parsippany, New Jersey
February 15, 1996

                                      B5

                            FINANCIAL STATEMENTS OF
                          PRUDENTIAL'S GIBRALTAR FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $258,445,755)............................  $  303,562,622
    Receivable for investments sold............       4,733,056
    Interest and dividends receivable..........         306,071
                                                 --------------
      Total Assets.............................     308,601,749
                                                 --------------
  LIABILITIES
    Payable for investments purchased..........       4,643,337
    Bank overdraft.............................       2,528,378
    Due to investment adviser..................          94,424
    Accrued expenses...........................          38,989
                                                 --------------
      Total Liabilities........................       7,305,128
                                                 --------------
  NET ASSETS...................................  $  301,296,621
                                                 ==============

  Net assets were comprised of:
    Common stock, at $1 par value..............  $   26,366,193
    Paid-in capital, in excess of par..........     217,244,277
                                                 --------------
                                                    243,610,470
  Undistributed net investment income..........         602,554
  Accumulated net realized gain on
    investments................................      11,966,730
  Net unrealized appreciation on investments...      45,116,867
                                                 --------------
    Net assets, December 31, 1996..............  $  301,296,621
                                                 ==============

    Net asset value and redemption price per
      share (26,366,193 shares of common stock
      outstanding; 75,000,000 shares
      authorized)..............................  $        11.43
                                                 ==============

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $6,523 foreign
      withholding taxes).......................  $     2,959,611
    Interest...................................        1,344,964
                                                 ---------------
                                                       4,304,575
                                                 ---------------
  EXPENSES
    Investment advisory fee....................          349,118
    State franchise tax expense................           73,666
    Excise tax expense.........................           71,422
    Directors' fees............................            8,500
    Custodian expense..........................            5,000
                                                 ---------------
      Total expenses...........................          507,706
    Less: expense reimbursement for excise
      tax......................................          (71,422)
                                                 ---------------
      Net expenses.............................          436,284
                                                 ---------------
  NET INVESTMENT INCOME........................        3,868,291
                                                 ---------------
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on investments...........       35,522,025
    Net change in unrealized appreciation on
      investments..............................       28,188,380
                                                 ---------------
  NET GAIN ON INVESTMENTS......................       63,710,405
                                                 ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $    67,578,696
                                                 ===============

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Years Ended December 31
                                                                                             ---------------------------------------
                                                                                                    1996                1995
                                                                                             ------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income..................................................................   $      3,868,291     $     4,381,133
    Net realized gain on investments.......................................................         35,522,025          31,242,770
    Net change in unrealized appreciation on investments...................................         28,188,380           9,457,438
                                                                                             ------------------  -------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................         67,578,696          45,081,341
                                                                                             ------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income...................................................         (3,659,501)         (4,026,639)
    Distributions from net realized capital gains..........................................        (31,301,947)        (21,543,401)
                                                                                             ------------------  -------------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS........................................................        (34,961,448)        (25,570,040)
                                                                                             ------------------  -------------------
  CAPITAL TRANSACTIONS:
    Reinvestment of dividends and distributions [2,971,950 and 2,396,099 shares,
     respectively].........................................................................         33,969,659          24,867,217
    Capital stock repurchased [(2,374,885) and (2,430,032) shares, respectively]...........        (26,513,694)        (25,659,420)
                                                                                             ------------------  -------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS................          7,455,965            (792,203)
                                                                                             ------------------  -------------------
  TOTAL INCREASE IN NET ASSETS.............................................................         40,073,213          18,719,098
  NET ASSETS:
    Beginning of year......................................................................        261,223,408         242,504,310
                                                                                             ------------------  -------------------
    End of year............................................................................   $    301,296,621     $   261,223,408
                                                                                             ==================  ===================


              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES B4 AND B5.

                                       C1

December 31, 1996
                            SCHEDULE OF INVESTMENTS
                           PRUDENTIAL'S GIBRALTAR FUND

LONG-TERM INVESTMENTS -- 87.9%
                                                                       Value
COMMON STOCKS -- 84.4%                                 Shares         (Note 1)
                                                    -------------  --------------
AEROSPACE -- 1.1%
  Coltec Industries, Inc. (a).....................        175,000  $    3,303,125
                                                                   --------------
ALUMINUM -- 1.6%
  Aluminum Co. of America.........................         75,000       4,781,250
                                                                   --------------
AUTOS - CARS & TRUCKS -- 1.4%
  LucasVarity PLC, ADR (United Kingdom) (a).......         72,200       2,743,600
  Miller Industries, Inc. (a).....................         74,550       1,491,000
                                                                   --------------
                                                                        4,234,600
                                                                   --------------
CHEMICALS -- 1.7%
  Agrium, Inc.....................................        257,000       3,533,750
  Polymer Group, Inc. (a).........................        108,300       1,502,662
                                                                   --------------
                                                                        5,036,412
                                                                   --------------
COMMUNICATIONS EQUIPMENT -- 4.7%
  Cisco Systems, Inc. (a).........................        124,000       7,889,500
  Comverse Technology, Inc. (a)...................         50,000       1,881,250
  VeriFone, Inc. (a)..............................         45,100       1,330,450
  Westell Technologies, Inc. (a)..................        133,000       3,009,125
                                                                   --------------
                                                                       14,110,325
                                                                   --------------
COMPUTER HARDWARE -- 1.0%
  Larscom, Inc. (Class 'A' Stock) (a).............        125,100       1,423,012
  Western Digital Corp. (a).......................         29,700       1,689,187
                                                                   --------------
                                                                        3,112,199
                                                                   --------------
COMPUTER SOFTWARE SERVICES -- 6.5%
  C/NET, Inc. (a).................................         32,800         943,000
  Computer Associates International, Inc..........         60,000       2,985,000
  Edify Corp. (a).................................         52,200         835,200
  Macromedia Inc. (a).............................        130,200       2,343,600
  Microsoft Corp. (a).............................         86,000       7,105,750
  Oracle Corp. (a)................................         66,000       2,747,250
  Softkey Intl., (a)..............................        171,000       2,458,125
                                                                   --------------
                                                                       19,417,925
                                                                   --------------
DIVERSIFIED GAS -- 1.4%
  Weatherford Enterra, Inc. (a)...................        135,000       4,050,000
                                                                   --------------
DRUGS AND MEDICAL SUPPLIES -- 4.3%
  Pfizer, Inc.....................................         55,000       4,558,125
  St. Jude Medical, Inc. (a)......................         65,100       2,774,887
  United States Surgical Corp.....................        144,400       5,685,750
                                                                   --------------
                                                                       13,018,762
                                                                   --------------
ELECTRICAL EQUIPMENT -- 2.0%
  UCAR International, Inc. (a)....................        162,500       6,114,062
                                                                   --------------
ELECTRONICS -- 8.6%
  Burr-Brown Corp. (a)............................        106,000       2,703,000
  Checkpoint Systems, Inc. (a)....................        117,400       2,905,650
  Intel Corp......................................         56,000       7,329,000
  SGS Thomson Microelectronics, N.V...............         50,500       3,535,000
  Uniphase Corp. (a)..............................        179,700       9,434,250
                                                                   --------------
                                                                       25,906,900
                                                                   --------------
FINANCIAL SERVICES -- 10.6%
  Advanta Corp. (Class 'B' Stock).................        109,600       4,466,200
  E*TRADE Group, Inc. (a).........................         49,700         559,125
  Federal National Mortgage Association...........        300,000      11,175,000
  Imperial Credit Industries, Inc. (a)............        193,800       4,045,575

December 31, 1996

                                                                       Value
Common Stocks (Continued)                              Shares         (Note 1)
                                                    -------------  --------------
  Student Loan Marketing Association..............         51,100  $    4,758,688
  The Money Store, Inc............................        249,800       6,900,725
                                                                   --------------
                                                                       31,905,313
                                                                   --------------
FOREST PRODUCTS -- 2.4%
  Stone Container Corp............................        255,000       3,793,125
  Willamette Industries, Inc......................         50,000       3,481,250
                                                                   --------------
                                                                        7,274,375
                                                                   --------------
HOSPITAL MANAGEMENT -- 1.0%
  Physican Corp. of America (a)...................        211,800       2,118,000
  Sierra Health Services, Inc. (a)................         34,600         852,025
                                                                   --------------
                                                                        2,970,025
                                                                   --------------
INSURANCE -- 5.0%
  Aetna Inc.......................................         76,000       6,080,000
  Equitable of Iowa Companies.....................         23,600       1,082,650
  Travelers Group, Inc............................        173,333       7,864,985
                                                                   --------------
                                                                       15,027,635
                                                                   --------------
LEISURE -- 2.3%
  Carnival Corp. (Class 'A' Stock)................        120,000       3,960,000
  La Quinta Inns, Inc.............................        135,600       2,593,350
  Prime Hospitality Corp. (a).....................         34,500         556,313
                                                                   --------------
                                                                        7,109,663
                                                                   --------------
Oil Services -- 6.6%
  B.J. Services Co. (a)...........................         83,000       4,233,000
  Bouyges Offshore SA, ADR (France) (a)...........         68,100         876,788
  Input/Output, Inc. (a)..........................        146,000       2,701,000
  J. Ray McDermott SA.............................         82,000       1,804,000
  Smith International, Inc. (a)...................        125,000       5,609,375
  YPF SA, ADR (Argentina).........................        189,000       4,772,250
                                                                   --------------
                                                                       19,996,413
                                                                   --------------
Petroleum -- 3.3%
  Alberta Energy Company Ltd......................        102,900       2,469,600
  Exxon Corp......................................         75,000       7,350,000
                                                                   --------------
                                                                        9,819,600
                                                                   --------------
Real Estate Development -- 3.9%
  Crescent Real Estate Equities Trust.............         51,500       2,716,625
  Equity Residential Properties Trust.............         80,000       3,300,000
  Manufactured Home Communities, Inc..............         74,000       1,720,500
  Meditrust Corp..................................          9,300         372,000
  Patriot American Hospitality, Inc...............         85,000       3,665,625
                                                                   --------------
                                                                       11,774,750
                                                                   --------------
Regional Banks -- 2.7%
  Citicorp........................................         80,000       8,240,000
                                                                   --------------
Restaurants -- 1.8%
  Lone Star Steakhouse & Saloon, Inc. (a).........         93,100       2,490,425
  McDonald's Corp.................................         67,000       3,031,750
                                                                   --------------
                                                                        5,522,175
                                                                   --------------
Retail -- 2.5%
  Galoob Toys, Inc. (a)...........................        135,000       1,890,000
  The Gap, Inc....................................        190,000       5,723,750
                                                                   --------------
                                                                        7,613,750
                                                                   --------------




                                       C2

December 31, 1996

                                                                       Value
Common Stocks (Continued)                              Shares         (Note 1)
                                                    -------------  --------------
Steel -- 1.7%
  AK Steel Holding Corp...........................        131,200  $    5,198,800
                                                                   --------------
Telecommunications -- 3.1%
  ADC Telecommunications, Inc. (a)................        222,700       6,903,700
  Nextel Communications, Inc. (Class 'A'
    Stock) (a)....................................        180,000       2,340,000
                                                                   --------------
                                                                        9,243,700
                                                                   --------------
Tobacco -- 2.6%
  RJR Nabisco Holdings Corp.......................        230,000       7,820,000
                                                                   --------------
Utility - Electric -- 0.6%
  Long Island Lighting Co.........................         75,900       1,679,288
                                                                   --------------
TOTAL COMMON STOCKS
  (cost $208,840,593)............................................     254,281,047
                                                                   --------------
PREFERRED STOCKS -- 2.2%

Financial Services -- 0.5%
  Advanta Corp. (Class 'B' Stock).................         40,000       1,600,000
                                                                   --------------
RETAIL -- 1.7%
  Kmart Corp. (Cum. Conv.)........................        105,000       5,118,750
                                                                   --------------
TOTAL PREFERRED STOCKS
  (cost $6,829,050)..............................................       6,718,750
                                                                   --------------

                                                      Principal
                                                       Amount
CONVERTIBLE BONDS -- 1.3%                               (000)
                                                    -------------
Computer Software Services -- 0.3%
  Softkey Intl.,
    5.50%, 11/01/00...............................     $1,230           1,017,825
                                                                   --------------
Retail -- 1.0%
  Sunglass Hut Intl.,
    5.25%, 06/15/03...............................      4,000           2,870,000
                                                                   --------------
Total Convertible Bonds
  (cost $4,101,112)..............................................       3,887,825
                                                                   --------------
Total Long-term Investments
  (cost $219,810,025)............................................     264,887,622
                                                                   --------------

December 31, 1996

                                                      Principal
                                                       Amount          Value
SHORT-TERM INVESTMENTS -- 12.9%                         (000)         (Note 1)
                                                    -------------  --------------
Commercial Paper -- 10.0%
  Associates Corp. of North America,
    6.202%, 01/02/97..............................     $15,000     $   15,000,000
  Smith Barney, Inc.,
    6.00%, 01/02/97...............................     15,000          15,000,000
                                                                   --------------
                                                                       30,000,000
                                                                   --------------
Time Deposit -- 2.9%
  Toronto Dominion Holdings,
    6.50%, 01/02/97...............................      8,675           8,675,000
                                                                   --------------

Total Short-term Investments
  (cost $38,675,000).............................................      38,675,000
                                                                   --------------

Total Investments -- 100.8%
  (cost $258,445,755; Note 3)....................................     303,562,622
  Liabilities in excess of other assets -- (0.8%)................      (2,266,001)
                                                                   --------------
TOTAL NET ASSETS -- 100.0%.......................................  $  301,296,621
                                                                   ==============

The following abbreviations are used in portfolio descriptions:

    ADR                 American
                        Depository
                        Receipt
    N.V.                Naamloze Vennootschap (Dutch Corporation)
    SA                  Sociedad Anonima (Spanish Corporation) or Societe
                        Anonyme (French Corporation)

(a)          Non-income poducing security.


                                       C3

                      NOTES TO THE FINANCIAL STATEMENTS OF
                        PRUDENTIAL'S GIBRALTAR FUND, INC.

Note 1:  Accounting Policies

Prudential's Gibraltar Fund, Inc. (the "Fund") is a Delaware Corporation and is registered as an open-end,diversified management investment company under the Investment Company Act of 1940, as amended. The Fund was organized by The Prudential to serve as the investment medium for the variable contracts accounts of The Prudential Financial Security Program. The Fund does not sell its shares to the public. The accounts will redeem shares of the Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Securities Valuation: Securities traded on a national securities exchange are valued at the last sales price (or the last bid price if there were no sales of the security that day) on the New York Stock Exchange, or if not traded on such exchange, such last sales or bid price at the time of close of the New York Stock Exchange on the principal exchange on which such securities are traded on the last business day of the year. For any securities not traded on a national securities exchange but traded in the over-the-counter market, the value is the last bid price available, except that securities for which quotations are furnished through a nationwide automated quotation system approved by the National Association of Securities Dealers, Inc. (NASDAQ) are valued at the closing best bid price on the date of valuation provided by a pricing service which utilizes NASDAQ quotations. Short-term investments are valued at amortized cost which, with accrued interest, approximates market value. Amortized cost is computed using the cost on the date of purchase adjusted for constant amortization of discount or premium to maturity.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions And Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Dividends And Distributions: Dividends from net investment income are declared and paid semi-annually. The Fund will distribute at least annually net capital gains in excess of loss carryforwards, if any. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and net realized capital gains of the Fund will normally be declared and reinvested in additional full and fractional shares twice a year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Reclassification Of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with A.I.C.P.A. Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income by $333,913, decreased net realized gains by $54,498 and decreased paid-in capital in excess of par by $279,415. Such reclassification had no effect on net assets, results of operations, or net asset value per share.

                                       C4

Note 2:  Investment Advisory Fee And Other Transactions With Affiliates

Investment Advisory Fee: The investment advisory fee, which is computed daily at an effective annual rate of 0.125% of the net assets of the Fund, is payable quarterly to The Prudential Insurance Company of America ("The Prudential") as required under the investment advisory agreement. Prudential pays all expenses of the Fund except for fees and expenses of those members of the Fund's Board of Directors who are not officers or employees of The Prudential and its affiliates; transfer and any other local, state or federal taxes; and brokers' commissions and other fees and charges attributable to investment transactions.

During the year ended December 31, 1996, Prudential Securities Incorporated, an affiliate of The Prudential, earned approximately $19,000 in brokerage commissions as a result of executing transactions in portfolio securities on behalf of the Fund.

Note 3:  Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 1996 aggregated $247,883,005 and $294,407,725, respectively.

The federal income tax basis of the Fund's investments at December 31, 1996 was $258,485,025 and, accordingly, net unrealized appreciation for federal income tax purposes was $45,077,597 (gross unrealized appreciation--$56,645,190; gross unrealized depreciation--$11,567,593).





                                       C5

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Prudential's Gibraltar Fund, Inc.:

In our opinion, the accompanying Statement of Assets and Liabilities, including the Schedule of Investments, and the related Statements of Operations and of Changes in Net Assets and the Financial Highlights present fairly, in all material respects, the financial position of Prudential's Gibraltar Fund, Inc. (the "Fund") at December 31, 1996, the result of its operations, the changes in its net assets, and financial highlights for the year ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the America
New York, NY 10036
February 13, 1997




                                       C6

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors of Prudential's Gibraltar Fund, Inc.

We have audited the accompanying statement of changes in net assets of Prudential's Gibraltar Fund, Inc. for the year ended December 31, 1995, and the financial highlights contained in the Prospectus for each of the nine years in the period then ended. This financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statement and financial highlights present fairly, in all material respects, the changes in net assets of Prudential's Gibraltar Fund for the year ended December 31, 1995, and the financial highlights for each of the nine years in the period then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Parsippany, New Jersey
February 15, 1996

                                       C7

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS (STATUTORY BASIS)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              DECEMBER 31,
                                                                                                     1996                     1995
                                                                                                   --------                 --------
                                                                                                             (In Millions)
ASSETS
Bonds ............................................................................                 $ 75,006                 $ 77,494
Preferred stock ..................................................................                      239                      396
Common stock .....................................................................                    7,076                    6,133
Mortgage loans on real estate ....................................................                   17,039                   20,280
Real estate ......................................................................                    2,094                    2,488
Policy loans and premium notes ...................................................                    6,023                    6,208
Cash and short-term investments ..................................................                    5,982                    4,803
Other invested assets ............................................................                    2,591                    3,304
                                                                                                   --------                 --------

TOTAL CASH AND INVESTED ASSETS ...................................................                  116,050                  121,106

Premiums due and deferred ........................................................                    1,925                    1,917
Accrued investment income ........................................................                    1,640                    1,688
Other assets .....................................................................                    1,208                    1,120
Assets held in separate accounts .................................................                   57,797                   53,903
                                                                                                   --------                 --------

TOTAL ASSETS .....................................................................                 $178,620                 $179,734
                                                                                                   ========                 ========

LIABILITIES AND SURPLUS

LIABILITIES

Policy liabilities and insurance reserves:
    Future policy benefits and claims ............................................                 $ 87,582                 $ 93,346
    Unearned premiums ............................................................                      619                      624
    Policy dividends .............................................................                    1,878                    1,893
    Policyholder account balances ................................................                    7,968                    7,966
Notes payable and other borrowings ...............................................                      763                      807
Asset valuation reserve ..........................................................                    2,682                    2,705
Federal income tax payable .......................................................                      729                    1,278
Other liabilities ................................................................                    9,588                    9,191
Liabilities related to separate accounts .........................................                   57,436                   53,256
                                                                                                   --------                 --------

TOTAL LIABILITIES ................................................................                  169,245                  171,066
                                                                                                   --------                 --------

CONTINGENCIES (NOTE 11)

SURPLUS

Capital notes ....................................................................                      985                      984
Special surplus fund .............................................................                    1,268                    1,274
Unassigned surplus ...............................................................                    7,122                    6,410
                                                                                                   --------                 --------

TOTAL SURPLUS ....................................................................                    9,375                    8,668
                                                                                                   --------                 --------

TOTAL LIABILITIES AND SURPLUS ....................................................                 $178,620                 $179,734
                                                                                                   ========                 ========

                   SEE NOTES TO STATUTORY FINANCIAL STATEMENTS

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS AND CHANGES IN SURPLUS (STATUTORY BASIS)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                YEARS ENDED DECEMBER 31,
                                                                                     1996                1995                1994
                                                                                                     (In Millions)

REVENUE

Premiums and annuity considerations ....................................           $ 20,674            $ 21,088            $ 23,612
Net investment income ..................................................              8,677               8,637               7,387
Other income ...........................................................                571                 363                 367
                                                                                   --------            --------            --------

TOTAL REVENUE ..........................................................             29,922              30,088              31,366
                                                                                   --------            --------            --------

BENEFITS AND EXPENSES

Death benefits .........................................................              2,943               2,858               2,798
Annuity benefits .......................................................              3,582               3,495               3,354
Disability benefits ....................................................              5,630               5,765               5,201
Other benefits .........................................................                806                 853                 845
Surrender benefits and fund withdrawals ................................             11,844              12,538              11,714
Net (decrease) increase in reserves ....................................             (1,572)             (2,178)              1,251
Commissions ............................................................                477                 535                 610
Other expenses .........................................................              2,690               2,650               3,727
                                                                                   --------            --------            --------

TOTAL BENEFITS AND EXPENSES ............................................             26,400              26,516              29,500
                                                                                   --------            --------            --------


Operating income before dividends and income taxes .....................              3,522               3,572               1,866
Dividends to policyholders .............................................              2,526               2,464               2,290
                                                                                   --------            --------            --------

Operating income (loss) before income taxes ............................                996               1,108                (424)
Income tax provision ...................................................                 51                 590                 453
                                                                                   --------            --------            --------

INCOME (LOSS) FROM OPERATIONS ..........................................                945                 518                (877)

NET REALIZED CAPITAL GAINS (LOSSES) ....................................                457                (183)                (24)
                                                                                   --------            --------            --------

NET INCOME  (LOSS) .....................................................           $  1,402            $    335            $   (901)
                                                                                   ========            ========            ========


SURPLUS

SURPLUS, BEGINNING OF YEAR .............................................              8,668               7,449               8,004

Net income (loss) ......................................................              1,402                 335                (901)
Change in net unrealized capital gains (losses) ........................                191                 661                 (51)
Change in non-admitted assets ..........................................               (206)                717                  82
Change in asset valuation reserve ......................................                 11                (694)                653
Other changes, net .....................................................               (691)                200                (338)
                                                                                   --------            --------            --------

SURPLUS, END OF YEAR ...................................................           $  9,375            $  8,668            $  7,449
                                                                                   ========            ========            ========


                   SEE NOTES TO STATUTORY FINANCIAL STATEMENTS

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

STATEMENTS OF CASH FLOWS (STATUTORY BASIS)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           YEARS ENDED DECEMBER 31,
                                                                                    1996             1995                1994
                                                                                 ---------        ---------           ---------
                                                                                                (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums and annuity considerations ......................................       $  20,669        $  21,030           $  23,635
Net investment income ....................................................           8,629            8,511               7,261
Other income received ....................................................             599              479                 502
Separate account transfers ...............................................           1,183            1,002                (494)
Benefits and claims paid .................................................         (24,952)         (25,524)            (24,403)
Policyholders' dividends paid ............................................          (2,453)          (2,393)             (2,594)
Federal income taxes (paid) received .....................................            (230)            (847)                179
Other operating expenses .................................................          (4,224)          (3,738)             (3,636)
                                                                                 ---------        ---------           ---------
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES ......................            (779)          (1,480)                450
                                                                                 ---------        ---------           ---------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from investments sold, matured, or repaid
     Bonds ...............................................................         119,195           93,178              80,668
     Stocks ..............................................................           4,328            2,985               4,263
     Mortgage loans on real estate .......................................           3,140            4,997               4,205
     Real estate .........................................................             537              573                 935
     Net gains (losses) on cash and short-term investments ...............              13               (9)                 (5)
     Miscellaneous proceeds ..............................................           2,128            3,707               2,671
Payments for investments acquired
     Bonds ...............................................................        (118,009)        (101,018)            (81,677)
     Stocks ..............................................................          (6,029)          (2,199)             (2,312)
     Mortgage loans on real estate .......................................          (1,841)          (2,810)             (3,282)
     Real estate .........................................................            (120)            (425)               (194)
     Miscellaneous applications ..........................................            (718)          (1,213)             (1,275)
Net (tax) benefit on capital gains and losses ............................            (622)             107                (275)
                                                                                 ---------        ---------           ---------

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES ......................           2,002           (2,127)              3,722
                                                                                 ---------        ---------           ---------

CASH FLOWS FROM FINANCING ACTIVITIES

Net (repayments of) proceeds from borrowed money .........................             (44)             123                   1
Net proceeds from the issuance of capital notes ..........................               0              686                   0
                                                                                 ---------        ---------           ---------

NET CASH (USED IN) PROVIDED BY  FINANCING ACTIVITIES .....................             (44)             809                   1
                                                                                 ---------        ---------           ---------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS ...............           1,179           (2,798)              4,173
Cash and short-term investments, beginning of year .......................           4,803            7,601               3,428
                                                                                 ---------        ---------           ---------

CASH AND SHORT-TERM INVESTMENTS, END OF YEAR .............................       $   5,982        $   4,803           $   7,601
                                                                                 =========        =========           =========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments of $253 million, $144 million and $85 million were made during 1996, 1995 and 1994, respectively.

                   SEE NOTES TO STATUTORY FINANCIAL STATEMENTS

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

1.   ACCOUNTING POLICIES AND PRINCIPLES

     A. Business and basis of presentation - The statutory financial statements include the accounts of The Prudential Insurance Company of America ("the Company"), a mutual life insurance company. The activities of the Company include a broad range of financial services, including life and health insurance, asset management, and investment advisory services.

          These financial statements were prepared on an unconsolidated statutory basis of accounting, which differs from the 1995 and 1994 financial statements prepared for general distribution on a consolidated statutory basis of accounting, both of which differ from generally accepted accounting principles ("GAAP"). The financial statements for 1995 and 1994 have been restated on an unconsolidated statutory basis of accounting adopted in 1996 for purposes of general distribution. Certain reclassifications have been made to the 1995 and 1994 financial statement amounts to conform to the 1996 presentation.

          The Company, domiciled in the State of New Jersey, prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance ("the Department"). Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The financial statements are substantially the same as those included in the Statutory Annual Statement except for certain reclassifications and adjustments. These financial statements differ from those filed with the Department in that changes to estimated income and premium taxes applicable to prior periods, which are recorded as direct charges or credits to surplus in the Annual Statement, have been included in the "Income tax provision" and "Other expenses" in the Statements of Operations and Changes in Surplus. This item has the net effect of increasing (decreasing) net income by $396 million, ($143) million and $6 million in 1996, 1995 and 1994, respectively.

          Pursuant to the Financial Accounting Standards Board Interpretation No. 40 "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises," as amended, which is effective for 1996 financial statements, statutory accounting practices ("SAP") are no longer considered GAAP for mutual life insurance companies. SAP differs from GAAP primarily as follows:

     (a) the Commissioner's Reserve Valuation Method ("CRVM") is used for the majority of individual insurance reserves under SAP, whereas for individual insurance, policyholder liabilities are generally established using the net level premium method under GAAP. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP, but are based upon actual company experience under GAAP;

     (b) for investment-type contracts that do not contain mortality or morbidity risk and universal life-type contracts, cash receipts are recorded as premiums and reserves are established using prescribed reserving methods under SAP. Under GAAP, premium from investment-type and universal life-type contracts are generally recognized as deposits. Revenues from these contracts represent amounts assessed against policyholders and are reported in the period of assessment;

     (c) policy acquisition costs are expensed when incurred under SAP rather than being deferred and charged against earnings over the periods covered by the related policies;

     (d) deferred income taxes are not recorded for the tax effect of temporary differences between book and tax basis of assets and liabilities under SAP;

     (e) certain "non-admitted assets" must be excluded under SAP through a charge against surplus, e.g. fixed assets, prepaid pensions and impaired investments;

     (f) investments in the common stock of the Company's wholly-owned subsidiaries are accounted for using the equity method under SAP rather than consolidated;

     (g) bonds are carried at amortized cost under SAP rather than categorized as "held to maturity", "available for sale", or "trading". Under GAAP, bonds classified as "available for sale" and "trading" are carried at market value;

     (h) certain reclassifications would be required with respect to the balance sheet and statement of cash flows under SAP;

     (i) the Asset Valuation Reserve ("AVR") and Interest Maintenance Reserve ("IMR") are required for life insurance companies under SAP.

          The following is a summary of accounting practices permitted by the state of New Jersey and reflected in these financial statements:

          o Prescribed statutory accounting practices require Department approval of each and every interest payment at the time of payment in order to classify the Company's Capital Notes as a component of surplus. Otherwise, such notes are required to be classified as a liability. Interest payments on $300 million in Capital Notes issued in 1993 are pre-approved by the Department, and permitted to be classified in surplus.

          o The Company sells synthetic guaranteed interest contracts ("GICs") containing minimum investment related guarantees on qualified pension plan assets. The assets are owned by the trustees of such plans, who invest the assets

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

               under the terms of investment guidelines agreed to with the Company. The investment related guarantees may include a minimum rate of return on the underlying assets and/or a guarantee of liquidity to meet plan cash flow requirements. The Company, with the approval of the Department, reports both the plan liabilities associated with the synthetic GICs and the trust assets supporting this potential liability. In addition, the Company files detailed schedules of trust assets and related statements with the Department. Currently, prescribed statutory accounting practices do not address accounting for synthetic GICs.

          o The Company establishes guaranty fund liabilities for the insolvencies of certain life insurance companies. The liabilities are established net of estimated premium tax credits and federal income tax. Prescribed statutory accounting practices do not address the establishment of liabilities for guaranty fund assessments.

     B. Divestiture - On July 31, 1996, Prudential sold a substantial portion of its Canadian Branch business to the London Life Insurance Company ("London Life"). The transaction was structured as an assumption reinsurance transaction, whereby London Life assumed total liabilities of the Canadian Branch equal to $3,146 million as well as a related amount of total assets equal to $3,040 million. A net gain of $138 million was recorded for this transaction.

     C. Use of estimates - The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

     D. Investments - Bonds, which consist of long-term bonds, are stated primarily at amortized cost.

          Preferred stock is generally valued at amortized cost.

          Common Stock is carried at fair value. Investments in subsidiaries, which are included in "Common stock", are accounted for using the equity method. The subsidiaries' change in net assets, excluding capital contributions and distributions, is included in "Net investment income." The subsidiaries are engaged principally in the businesses of life and health insurance, property and casualty insurance, group health care, securities brokerage, asset management, investment advisory services, retail banking and real estate and brokerage.

          Mortgage loans on real estate are stated primarily at unpaid principal balances.

          Real estate, except for real estate acquired in satisfaction of debt, is carried at cost less accumulated straight-line depreciation, encumbrances and permanent impairments in value. Properties acquired in satisfaction of debt are valued at lower of depreciated cost or fair value less disposition costs.

          Policy loans and premium notes are stated at unpaid principal balances.

          Cash includes cash on hand, amounts due from banks and money market instruments. Short term investments, including highly liquid debt instruments purchased with an original maturity of twelve months or less, are stated at amortized cost, which approximates fair value.

          Other invested assets primarily include the Company's investment in joint ventures and other forms of partnerships. These investments are accounted for using the equity method where the Company has the ability to exercise significant influence over the operating and financial policies of the entity. The cost method is used for all other assets.

          Derivatives used in asset/liability risk management activities, which support life and health insurance and annuity contracts, are recorded at either fair value or statement value, depending upon the underlying instrument, with unrealized gains and losses recorded in "Change in net unrealized capital gains (losses)." Upon termination of derivatives, the interest-related gains and losses are amortized through the IMR.

     E. Separate accounts - These assets and liabilities, reported at estimated fair value, represent segregated funds invested for pension and other clients. Investment risks associated with fair value changes are generally borne by the clients, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

     F. Revenue recognition of insurance income and related expenses - Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Expenses incurred in connection with acquiring new insurance business, including such acquisition costs as sales commissions, are charged to operations as incurred.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

     G. Policyholder dividends - Substantially all of the policies issued by the Company are participating. The amount of dividends to be paid to policyholders is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company. Dividends declared by the Board of Directors which have not been paid are included in "Policy dividends".

2. POLICY LIABILITIES AND INSURANCE RESERVES

     A. For life insurance and annuities, future policy benefits and claims include estimates of benefits and associated settlement expenses on reported claims and those which are incurred but not reported.

          Activity in the liability for unpaid claims and claim adjustment expenses for accident and health business, which is included in "Future policy benefits and claims", is as follows:

                                          1996             1995            1994
                                       -------          -------         -------
                                                     (In Millions)

Balance at January 1                   $ 2,636          $ 2,440         $ 2,416
  Less reinsurance recoverables             15               23              15
                                       -------          -------         -------

Net balance at January 1                 2,621            2,417           2,401
                                       -------          -------         -------

Incurred related to:
  Current year                           5,734            5,759           5,398
  Prior years                              (87)              42             (87)
                                       -------          -------         -------

Total incurred                           5,647            5,801           5,311
                                       -------          -------         -------

Paid related to:
  Current year                           4,135            4,028           3,856
  Prior years                            1,467            1,569           1,439
                                       -------          -------         -------

Total paid                               5,602            5,597           5,295
                                       -------          -------         -------

Net balance at December 31               2,666            2,621           2,417
  Plus reinsurance recoverables             10               15              23
                                       -------          -------         -------

Balance at December 31                 $ 2,676          $ 2,636         $ 2,440
                                       =======          =======         =======


          As a result of changes in reserve estimates for insured events of prior years, the provision for claims and claim adjustment expenses changed by ($87) million and $42 million in 1996 and 1995, respectively, due to changes in claim cost trends and changed by ($87) million in 1994 because of faster-than-expected shrinkage in the indemnity health business.

     B. Reserves for individual life insurance are calculated using various methods, interest rates and mortality tables, which produce reserves that meet the aggregate requirements of state laws and regulations. Approximately 39% of individual life insurance reserves are determined using the net level premium method, or by using the greater of the net level premium reserve or the policy cash value. About 52% of individual life insurance reserves are calculated according to CRVM or methods which compare CRVM to policy cash values. The remaining reserves include universal life reserves which are equal to the greater of the policyholder account value less the unamortized expense allowance and the policy cash value, or are for supplementary benefits whose reserves are calculated using methods, interest rates and tables appropriate for the benefit provided.

          For group life insurance, about 56% of the reserves are associated with extended death benefits. These reserves are primarily calculated using modified group tables at various interest rates. The remainder are unearned premium reserves (calculated using the 1960 Commissioner's Standard Group Table), reserves for group life fund accumulations and other miscellaneous reserves.

          Reserves for deferred individual annuity contracts are determined using the Commissioner's Annuity Reserve Valuation Method. These account for 72% of the individual annuity reserves. The remaining reserves are equal to the present value of future payments with the annuity mortality table and interest rates based on the date of issue or maturity as appropriate.

          Reserves for other deposit funds or other liabilities with life contingencies reflect the contract deposit account or experience accumulation for the contract and any purchased annuity reserves.

          Accident and health reserves represent the present value of the future potential payments, adjusted for contingencies and interest. The remaining material reserves for active life reserves and unearned premiums are valued using the preliminary term method, gross premium valuation method, or a pro rata portion of gross premiums. Reserves are also held for amounts not yet due on hospital benefits and other coverages.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

          The reserve for guaranteed interest contracts, deposit funds and other liabilities without life contingencies equal either the present value of future payments discounted at the guaranteed rate or the fund value.

          Policyholders, at their discretion, may withdraw funds from their annuity policies. At December 31, 1996 and 1995, approximately 55% of total annuity actuarial reserves and deposit liabilities of $92,536 million and $95,092 million, respectively, were not subject to discretionary withdrawal.

3. INCOME TAXES

   The Company and its domestic subsidiaries file a consolidated federal income tax return. The Internal Revenue Code (the "Code") taxes the Company on its operating income after dividends to policyholders. In calculating this tax, the Code requires the capitalization and amortization of policy acquisition expenses.

   The Code also imposes an "equity tax" on mutual life insurance companies which, in effect, imposes an additional amount of taxable income to the Company. "Income tax provision" includes an estimate for the total equity tax to be paid with respect to the year. Income from sources outside the United States is taxed under applicable foreign statutes.

   The Internal Revenue Service (the "Service") has completed an examination of the consolidated federal income tax return through 1989. The Service is examining the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments.

4. INVESTED ASSETS

     A. Bonds and stocks - The Company invests in both investment grade and non-investment grade public and private bonds. The Securities Valuation Office of the NAIC rates the bonds held by insurers for regulatory purposes and classifies investments into six categories ranging from highest quality bonds to those in or near default. The lowest three NAIC categories represent primarily high-yield securities and are defined by the NAIC as including any security with a public agency rating equivalent to B+ or B1 or less. Securities in these lowest three categories approximated 2.8% and 1.0%, of the Company's bonds at December 31, 1996, 1995, respectively.

          The following tables provide additional information relating to bonds and preferred stock as of December 31:

                                                                                    1996
                                                          -------------------------------------------------------
                                                                           GROSS           GROSS         ESTIMATED
                                                          CARRYING       UNREALIZED      UNREALIZED         FAIR
                                                           AMOUNT          GAINS           LOSSES           VALUE
                                                          -------         -------          ------          -------
Bonds                                                                           (In Millions)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies                $ 9,504        $   353         $    74         $ 9,783

Obligations of U.S. states and their
  political subdivisions                                       206              7               6             207

Foreign government bonds                                     2,420            133              11           2,542

Corporate securities                                        57,282          2,625             323          59,584

Mortgage-backed securities                                   5,594            131              15           5,710
                                                           -------        -------         -------         -------

     Total                                                 $75,006        $ 3,249         $   429         $77,826
                                                           =======        =======         =======         =======

Preferred Stock
Redeemable                                                 $   142        $     3         $     6         $   139

Non-redeemable                                                  97             23               0             120
                                                           -------        -------         -------         -------

     Total                                                 $   239        $    26         $     6         $   259
                                                           =======        =======         =======         =======


                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                                     1995
                                                                --------------------------------------------------
                                                                              GROSS        GROSS
                                                                CARRYING    UNREALIZED   UNREALIZED        FAIR
                                                                 AMOUNT       GAINS        LOSSES          VALUE
                                                                -------      -------      -------         -------
Bonds                                                                           (In Millions)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies                     $15,715      $ 1,392      $     1          $17,106

Obligations of U.S. states and their
  political subdivisions                                            214           22            1              235

Foreign government bonds                                          3,196          260            1            3,455

Corporate securities                                             54,411        4,609           97           58,923

Mortgage-backed securities                                        3,958          241            8            4,191
                                                                -------      -------      -------          -------

     Total                                                      $77,494      $ 6,524      $   108          $83,910
                                                                =======      =======      =======          =======

Preferred Stock
Redeemable                                                      $   304      $    16      $     4          $   316

Non-redeemable                                                       92            2            0               94
                                                                -------      -------      -------          -------

      Total                                                     $   396      $    18      $     4          $   410
                                                                =======      =======      =======          =======


          The carrying amount and estimated fair value of bonds at December 31, 1996, categorized by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties.

                                                          CARRYING    ESTIMATED
                                                           AMOUNT     FAIR VALUE
                                                          --------    ----------
                                                              (In Millions)

Due in one year or less                                    $ 1,999       $ 2,012
Due after one year through five years                       19,125        19,445
Due after five years through ten years                      19,406        20,081
Due after ten years                                         28,882        30,578
                                                           -------       -------
                                                            69,412        72,116
                                                           -------       -------

Mortgage-backed securities                                   5,594         5,710
                                                           -------       -------

       Total                                               $75,006       $77,826
                                                           =======       =======

          Proceeds from the sale and maturity of bonds during 1996, 1995 and 1994 were $119,195 million, $93,178 million and $80,668 million, respectively. Gross gains of $1,516 million, $1,913 million and $618 million and gross losses of $988 million, $782 million and $1,841 million were realized on such sales during 1996, 1995 and 1994, respectively. Realized gains and losses are determined using the specific identification method.

     B. Mortgage loans on real estate - Mortgage loans on real estate at December 31 are as follows:

                                                1996                1995
                                         ------------------  ------------------
                                         CARRYING  PERCENT   CARRYING  PERCENT
                                          AMOUNT   OF TOTAL   AMOUNT   OF TOTAL
                                          ------   --------   ------   --------
                                                     (In Millions)
Commercial and agricultural loans:
    In good standing                      $15,546    91.3%    $17,649    87.0%
    In good standing
      with structured terms                   809     4.7%        966     4.8%
    Past due 90 days or more                  229     1.3%        144     0.7%
    In process of foreclosure                  68     0.4%        157     0.8%

Residential loans                             387     2.3%      1,364     6.7%
                                          -------   -----     -------   -----

    Total                                 $17,039   100.0%    $20,280   100.0%
                                          =======   =====     =======   =====


          At December 31, 1996, the Company's mortgage loans on real estate were collateralized by the following property types: office buildings (34%), retail stores (22%), residential properties (2%), apartment complexes (18%), industrial buildings (11%), agricultural properties (9%) and other commercial properties (4%). The maximum percentage of any one loan to the value of collateral at the time of the loan, exclusive of insured, guaranteed, purchase money mortgages or mortgages supported by high credit leases is 80%. The mortgage loans are geographically dispersed throughout the United States and

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

          Canada with the largest concentrations in California (26%) and New York (8%). Included in these balances are mortgage loans with affiliated joint ventures of $560 million and $653 million at December 31, 1996 and 1995, respectively.

     C.   Real estate - Real estate at December 31 was as follows:

                                                   1996           1995
                                                  ------         ------
                                                      (In Millions)


Investment real estate                            $1,201         $1,484
Properties occupied by the Company                   525            533
Properties acquired in
     satisfaction of debt                            368            471
                                                  ------         ------

    Total                                         $2,094         $2,488
                                                  ======         ======

          Accumulated depreciation on real estate was $808 million and $853 million at December 31, 1996 and 1995, respectively.

     D. Other invested assets - Other invested assets of $2,591 million and and $3,304 million as of December 31, 1996 and 1995, respectively, principally include the Company's net equity in joint ventures and other forms of partnerships. The Company's share of net income from other invested assets was $283 million, $240 million and $348 million for 1996, 1995 and 1994, respectively.

     E. Investment in subsidiaries - Included in "Common stock" is the Company's investment in subsidiaries of $4,610 million and $4,328 million at December 31, 1996 and 1995, respectively. Included in "Net investment income" for 1996, 1995 and 1994 is $370 million, $143 million and $(936) million, respectively, attributable to undistributed income (loss) of subsidiaries.

          In October 1995, the Company completed the sale of Prudential Reinsurance Holdings, Inc., through an initial public offering of common stock. As a result of the sale, an after-tax gain of $72 million was recorded in 1995.

          In March 1995, the Company announced its intention to sell its mortgage banking unit. On January 26, 1996, the Company entered into a definitive agreement to sell substantially all the assets of Prudential Home Mortgage Company, Inc. ("PHMC") and it also liquidated certain mortgage-backed securities and extended warehouse loans. In 1995, PHMC recorded an after-tax loss of $98 million which includes operating gains and losses, asset write downs, and other costs directly related to the sale. The Company continues to have discussions with prospective buyers for the sale of the remaining assets.

     F. Net unrealized capital gains (losses) - Changes in net unrealized capital gains (losses), which result principally from changes in the differences between cost and carrying amounts of invested assets, were $191 million and $661 million for the years ended December 31, 1996 and 1995, respectively, and are reflected in "Unassigned surplus."

     G. Asset valuation reserve and interest maintenance reserve - These reserves are required for life insurance companies under NAIC requirements. The AVR is calculated based on a statutory formula and is designed to mitigate the effect of valuation and credit-related losses on unassigned surplus. The IMR captures realized capital gains and losses, net of tax, resulting from changes in the general level of interest rates. These gains and losses are amortized into net investment income utilizing grouped amortization schedules over the expected remaining life of the investments sold. At December 31, 1996, AVR is comprised of 68% for bonds, stocks, and short-term investments; 17% for mortgage loans on real estate; and 15% for real estate and other invested assets. The IMR balance at December 31, 1996 and 1995 was $1,365 million and $1,163 million, respectively, and is recorded in "Other liabilities". During 1996, 1995 and 1994, $327 million, $766 million and ($910) million, respectively, of net realized capital gains (losses) were deferred and $126 million, $82 million and $102 million, respectively, was amortized and included in income.

     H. Restricted assets and special deposits - Assets in the amounts of $941 million and $5,072 million at December 31, 1996 and 1995, respectively, were on deposit with governmental authorities or trustees as required by law. Assets valued at $2,994 million and $3,121 million at December 31, 1996 and 1995, respectively, were maintained as compensating balances or pledged as collateral for bank loans and other financing agreements. Letter stock or other securities restricted as to sale amounted to $720 million in 1996 and $354 million in 1995.

     I. Loan backed and structured securities - A retrospective method is employed to recalculate the values of the loan backed and structured securities holdings with the exception of interest only bonds. Each acquisition lot was reviewed to recalculate the effective yield. The recalculated effective yield was used to derive a book value as if the new yield were applied at the time of acquisition. Outstanding principal

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

          factors from the time of acquisition to adjustment date were used to calculate the prepayment history for all applicable securities. Conditional prepayment rates, computed with life to date factor histories and weighted average maturities, were used to affect the calculation of projected payments for pass through, interest only and principal only security types. Interest only bond adjustments are developed on a prospective basis with adjustments made for permanent impairments if needed.

     J. Securities lending is a program whereby the Company loans securities to third parties, primarily major brokerage firms. As of December 31, 1996 and 1995, the estimated fair values of loaned securities were $6,362 million and $5,939 million respectively. Company and NAIC policies require a minimum of 102% and 105% of the fair value of the domestic and foreign loaned securities, respectively, to be separately maintained as collateral for the loans. Cash collateral received is invested in short-term investments. The offsetting collateral liability as of December 31, 1996 and 1995 is $4,813 million and $3,625 million, respectively. Non-cash collateral is not reflected in the Statements of Admitted Assets, Liabilities and Surplus.

5. EMPLOYEE BENEFIT PLANS

     A. Pension plans - The Company has several defined benefit pension plans, which cover substantially all of its employees. Benefits are generally based on career average earnings and credited length of service. The Company's funding policy for U.S. plans is to contribute annually the amount necessary to satisfy the Internal Revenue Service contribution guidelines.

          Employee pension benefit plan status is as follows:

                                                       1996         1995
                                                     -------      -------
                                                         (In Millions)
Actuarial present value of benefit obligation:

  Vested benefit obligation                          $(3,878)     $(3,270)
                                                     =======      =======

  Accumulated benefit obligation                     $(4,174)     $(3,572)
                                                     =======      =======

Projected benefit obligation                         $(4,989)     $(4,330)

Plan assets at fair value                              7,326        6,688
                                                     -------      -------

Plan assets in excess of projected
  benefit obligation                                   2,337        2,358

Unrecognized transition amount                          (769)        (904)

Unrecognized prior service cost                          356          199

Unrecognized net gain                                   (916)        (753)
                                                     -------      -------


Prepaid pension cost                                 $ 1,008      $   900
                                                     =======      =======
          Plan assets consist primarily of equity securities, bonds, real estate and short-term investments, of which $5,668 million and $4,788 million are included in separate account assets and liabilities at December 31, 1996 and 1995, respectively.

          The components of the net periodic pension benefit for 1996, 1995 and 1994 are as follows:

                                                               1996      1995      1994
                                                               ----      ----      ----
                                                                     (In Millions)
Service cost                                                 $  119     $ 110    $  141
Interest cost                                                   336       371       293
Actual return on assets                                        (720)   (1,249)       62
Net amortization and deferral                                    57       604      (633)
Net curtailment gains and special termination benefits           63         0       156
                                                             ------    ------    ------

Net periodic pension benefit                                 $ (145)   $ (164)   $   19
                                                             ======    ======    ======

          The net increase to surplus relating to the Company's pension plans is $37 million, $30 million and $0 million in 1996, 1995 and 1994, respectively, which considers the changes in the non-admitted prepaid pension asset of $108 million, $134 million and ($19) million, respectively.

          The accounting assumptions used by the Company were:

                                                 AS OF SEPTEMBER 30,
                                              ------------------------
                                               1996     1995     1994
                                              ------   ------   ------

Discount rate                                  7.75%    7.50%    8.50%
Rate of increase in compensation levels        4.50%    4.50%    5.50%
Expected long-term rate of return on assets    9.50%    9.00%    9.00%

          The Company maintains non-qualified supplemental retirement plans providing benefits that may not be paid from the Company's two qualified plans since qualified plans have limits imposed by Section 415 and 401(a)(17) of the Code. One of these plans also provides certain participants with a subsidized early retirement benefit.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

     B. Postretirement benefits - The Company provides certain life insurance and health care benefits for its retired employees. Substantially all of the Company's employees may become eligible to receive these benefits if they retire after age 55 with at least 10 years of service.

          Postretirement benefits are accounted for in accordance with prescribed NAIC policy. The Company has elected to amortize its transition obligation over 20 years. During 1996, 1995 and 1994, funding of its postretirement benefit obligations totaled $35 million, $47 million and $31 million, respectively.

          The postretirement benefit plan status is as follows:

                                                                 SEPTEMBER 30,
                                                             ------------------
                                                               1996       1995
                                                               ----       ----
                                                                 (In Millions)

Accumulated postretirement benefit obligation for:
  Retirees                                                   $(1,418)   $(1,465)
  Fully eligible active plan participants                        (35)      (103)
Plan assets at fair value                                      1,341      1,309
                                                             -------    -------
Funded status                                                   (112)      (259)
Unrecognized transition amount                                   355        378
Unrecognized net gain                                           (177)       (19)
                                                             -------    -------
Prepaid postretirement benefit cost                          $    66    $   100
                                                             =======    =======

          Plan assets consist of group and individual variable life insurance policies, group life and health contracts and short-term investments, of which $1,003 million and $990 million are included in the separate account assets and liabilities at December 31, 1996 and 1995, respectively.

          Net periodic postretirement benefit cost for 1996, 1995 and 1994 includes the following components:

                                                     1996       1995       1994
                                                    -----      -----      -----
                                                           (In Millions)

Service cost                                        $  24      $  30      $  36
Interest cost                                         115        117        107
Actual return on plan assets                         (104)      (144)       (98)
Amortization of transition obligation                  22         22         23
Other                                                  12         49         52
                                                    -----      -----      -----
Net periodic postretirement benefit cost            $  69      $  74      $ 120
                                                    =====      =====      =====

          The net reduction to surplus relating to the Company's postretirement benefit plans is $35 million, $46 million, and $30 million in 1996, 1995 and 1994, respectively, which considers the changes in the prepaid postretirement benefit cost of $34 million, $28 million and $90 million in 1996 , 1995 and 1994, respectively.

          The assumptions used for the postretirement benefit plan were:


                                                                 AS OF SEPTEMBER 30,
                                                    ---------------------------------------------
                                                        1996             1995            1994
                                                        ----             ----            ----
Discount rate                                          7.75%            7.50%            8.50%
Expected long-term rate of return on plan assets       9.00%            8.00%            9.00%
Rate of increase in compensation levels                4.50%            4.50%            5.50%
Health care cost trend rates                        8.50-12.50%      8.90-13.30%      9.10-13.90%
Ultimate health care cost trend rate at 2006           5.00%            5.00%            6.00%

          A 1% increase in health care cost trend rates would increase the September 30, 1996 accumulated postretirement benefit obligation and service/interest costs by $115 million and $12 million, respectively.

     C. Postemployment benefits - The Company accrues for postemployment benefits primarily for life and health benefits provided to former or inactive employees who are not retirees. The net accumulated liability for these benefits at December 31, 1996 and 1995 was $99 million and $96 million, respectively.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

6.   NOTES PAYABLE AND OTHER BORROWINGS

     Notes payable and other borrowings consisted of the following at December
     31:

Short-term:                                                  1996          1995
                                                             ----          ----
                                                                (In Millions)
Notes payable to affiliate                                   $ 99           $  0
Current portion of long term
     notes payable                                             11            128
                                                             ----           ----
                                                             $110           $128

Long-Term:                                                   1996           1995
                                                             ----           ----

8.173% note due 2002                                         $249           $249
7.501% note due 1999                                          248            248
5.0819% note due 2004                                          56             66
12.00% note due 1999                                            0             16
Secured demand note
        due 1998                                              100            100
                                                             ----           ----
                                                              653            679
                                                             ----           ----
    Total principal repayments and accrued interest          $763           $807
                                                             ====           ====

          Scheduled principal repayments as of December 31, 1996, are as follows: $110 million in 1997, $100 million in 1998, $239 million in 1999, $0 in 2000, $0 in 2001 and $294 million thereafter.


7.   SURPLUS

     A. Capital notes - The Company issues Capital Notes that are subordinate in right of payment to policy claims, prior claims and senior indebtedness. A summary of the outstanding Capital Notes as of December 31, 1996 is as follows:


                     PRINCIPAL       CARRYING      INTEREST         MATURITY
ISSUE DATE             (PAR)          AMOUNT         RATE             DATE
----------           ---------       --------      --------         --------
                          (In Millions)
April 28, 1993      $   300            $ 299        6.875%        April 15, 2003
July 1, 1995            350              340        8.300%        July 1, 2025
July 1, 1995            250              246        7.650%        July 1, 2007
July 15, 1995           100              100        8.100%        July 15, 2015
                    -------            -----
    Total           $ 1,000            $ 985
                    =======            =====

     B. Special surplus fund - In accordance with the requirements of various states, a special surplus fund has been established for contingency reserves of $1,268 million and $1,274 million as of December 31, 1996 and 1995, respectively.

     C. Non-admitted assets - Non-admitted assets were $1,367 million and $1,167 million as of December 31, 1996 and 1995, respectively.

8.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The fair values presented below have been determined using available information and reasonable valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the fair values. (For all other financial instruments, the carrying value is a reasonable estimate of fair value.)

          Bonds and preferred stock - Fair values for bonds and preferred stock, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts provided by state regulatory authorities.

          Common stock - Fair value of unaffiliated common stock is based on quoted market prices, where available, or prices provided by state regulatory authorities.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

          Mortgage loans on real estate - The fair value of residential mortgages is based on recent market trades or quotes, adjusted where necessary for differences in risk characteristics. The fair value of the commercial mortgage and agricultural loan portfolio is primarily based upon the present value of the scheduled cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. For certain non-performing and other loans, fair value is based upon the value of the underlying collateral.

          Policy loans and premium notes - The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

          Derivative financial instruments - The fair value of swap agreements is estimated based on the present value of future cash flows under the agreements discounted at the applicable zero coupon U.S. Treasury rate and swap spread. The fair value of forwards, futures and options is estimated based on market quotes for a transaction with similar terms. The fair value of loan commitments is derived by comparing the contractual future stream of fees with such fee streams adjusted to reflect current market rates that would be applicable to instruments of similar type, maturity and credit standing.

          Investment-type insurance contract liabilities - Fair values for the Company's investment-type insurance contract liabilities are estimated using a discounted cash flow model, based on interest rates currently being offered for similar contracts. Carrying amounts are included in "Future policy benefits and claims."

          Notes payable and other borrowings - The estimated fair value of notes payable is derived using discount rates based on the borrowing rates currently available to the Company for debt with similar terms and remaining maturities.

          The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                              1996                                 1995
                                                              ----                                 ----
                                                     CARRYING      ESTIMATED             CARRYING       ESTIMATED
                                                      AMOUNT       FAIR VALUE             AMOUNT        FAIR VALUE
                                                      ------       ----------             ------        ----------
                                                                             (In Millions)
FINANCIAL ASSETS:

  Bonds                                              $75,006         $77,826             $77,494         $83,910
  Preferred stock                                        239             259                 396             410
  Common stock *                                       2,466           2,466               1,805           1,805
  Mortgage loans on real estate                       17,039          17,364              20,280          20,839
  Policy loans and premium notes                       6,023           5,942               6,208           6,452
  Short-term investments                               5,817           5,817               4,633           4,633
  Cash                                                   165             165                 170             170
  Assets held in separate accounts                    57,797          57,797              53,903          53,903
  Derivative financial instruments                         9              16                  15              64

FINANCIAL LIABILITIES:

  Investment-type insurance
    contracts                                         30,194          30,328              34,799          35,720
  Notes payable and other borrowings                     763             794                 807             829
  Liabilities related to separate accounts            57,436          57,436              53,256          53,256
  Derivative financial instruments                        60              63                  94             108

* Excludes investments in subsidiaries of $4,610 million and $4,328 million at December 31, 1996 and 1995, respectively.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

9.   DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

     A. Derivative financial instruments - Derivatives include swaps, forwards, futures, options and fixed-rate loan commitments subject to market risk, all of which are used by the Company in the normal course of business in activities other than trading. The Company does not issue or hold derivatives for trading purposes. This classification is based on management's intent at the time of contract inception and throughout the life of the contract. The Company uses derivatives primarily for asset/liability risk management and to reduce exposure to interest rate, currency and other market risks. Of those derivatives held at December 31,1996, 35% of the notional amounts consisted of interest rate derivatives and 65% consisted of foreign currency derivatives.


          The tables below summarize the Company's outstanding positions on a gross basis before netting pursuant to rights of offset, qualifying master netting agreements with counterparties or collateral arrangements at December 31:

                                                        DERIVATIVE FINANCIAL INSTRUMENTS
                                                1996                                            1995
                                                ----                                            ----
                                                                 (In Millions)
                                               CARRYING     ESTIMATED                        CARRYING      ESTIMATED
                                 NOTIONAL       AMOUNT     FAIR VALUE        NOTIONAL         AMOUNT      FAIR VALUE
                                 --------       ------     ----------        --------         ------      ----------
Swaps:
  Assets                         $  159         $    1         $    6         $  418         $   (1)         $   32
  Liabilities                       479             50             53            371             76              79

Forwards:
  Assets                            453              8              8            235             13              17
  Liabilities                       980              9              9          1,074             13              13

Futures:
  Assets                              0              0              0            683              5               5
  Liabilities                       399              1              1            864              5               7

Options:
  Assets                            175              0              0            195              0               0
  Liabilities                         0              0              0              3              0               0

Loan Commitments:
  Assets                            164              0              2            122             (2)             10
  Liabilities                         9              0              0            532              0               9
                                 ------         ------         ------         ------         ------          ------

Total:
  Assets                         $  951         $    9         $   16         $1,653         $   15          $   64
                                 ======         ======         ======         ======         ======          ======

  Liabilities                    $1,867         $   60         $   63         $2,844         $   94          $  108
                                 ======         ======         ======         ======         ======          ======


     B. Off-balance sheet credit-related instruments - During the normal course of its business, the Company utilizes financial instruments with off-balance sheet credit risk such as commitments, financial guarantees and letters of credit. Commitments include variable rate commitments to purchase and sell mortgage loans and the unfunded portion of commitments to fund investments in private placement securities. The Company also provides financial guarantees incidental to other transactions and letters of credit that guarantee the performance of customers to third parties. These credit-related financial instruments have off-balance sheet credit risk because only their origination fees, if any, and accruals for probable losses, if any, are recognized until the obligation under the instrument is fulfilled or expires. These instruments can extend for several years and expirations are not concentrated in any period. The Company seeks to control credit risk associated with these instruments by limiting credit, maintaining collateral where customary and appropriate, and performing other monitoring procedures.

          The notional amount of these instruments, which represents the Company's maximum exposure to credit loss from other parties' non-performance, was $785 million and $1,254 million at December 31, 1996 and 1995, respectively. Because many of these amounts expire without being advanced in whole or in part, the notional amounts do not represent future cash flows.

          The estimated fair value of these instruments, which represents the Company's current exposure to credit loss from other parties' non-performance, was $8 million and $56 million at December 31, 1996 and 1995, respectively.

10.  RELATED PARTY TRANSACTIONS

     A. Service agreements - The Company has entered into service agreements with various subsidiaries. Under these agreements, the Company furnishes services of officers and employees and provides supplies, use of equipment, office space, and makes payment to

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

          third parties for general expenses, state and local taxes. The agreements obligate the subsidiaries to reimburse the Company for the approximate cost of providing such services. The amounts receivable from subsidiaries, reported in "Other assets" at December 31, 1996 and 1995, were $490 million and $509 million, respectively. The subsidiaries also furnish similar services to the Company in connection with such agreements. The amount payable to subsidiaries, reported in "Other liabilities" at December 31, 1996 was $87 million. There was no outstanding balance at December 31, 1995.

          Certain of the Company's group health care subsidiaries provide health insurance to certain employees of the Company. Enrollment contract costs reported in "Other expenses" were $126 million, $111 million and $104 million for the years ended December 31, 1996, 1995 and 1994, respectively.

          The Company purchases corporate owned life insurance policies from one of its life insurance subsidiaries for certain employees. The premium charged for these policies reported in "Other expenses" was $3 million, $12 million and $12 million for the years ended December 31, 1996, 1995 and 1994, respectively. The cash value associated with these policies was $118 million and $102 million at December 31, 1996 and 1995, respectively.

          Certain of the Company's subsidiaries perform services for the Company in connection with the Company's obligations under investment advisory or subadvisory agreements. The costs incurred in connection with performing such services, primarily reported in "Other expenses," were $145 million, $327 million and $342 million for the years ended December 31, 1996, 1995 and 1994, respectively. The Company also provides these services to subsidiaries in connection with such agreements. The investment advisory fees received from affiliates by the Company, reported in "Other income" were $161 million, $92 million and $110 million for the years ended December 31, 1996, 1995 and 1994, respectively.

          The Company borrows short-term funds from Prudential Funding Corporation ("Funding"), a wholly owned subsidiary. The interest expense for these borrowings was $131 million, $66 million and $21 million for the years ended December 31, 1996, 1995 and 1994, respectively. The outstanding balance at December 31, 1996 was $99 million. There was no outstanding balance at December 31, 1995.

     B. Net worth maintenance agreement - The Company has entered into a support agreement with Funding under which it agrees to maintain Funding's tangible net worth, including subordinated debt, at not less than $1.00. As of December 31, 1996, the tangible net worth of Funding was $44 million. Since the inception of the agreement, no support payments have been required.

11.  CONTINGENCIES

     The Company is reviewing its obligations under certain managed care arrangements for possible failure to comply with contractual and regulatory requirements. It is the opinion of management that appropriate reserves have been established in accordance with applicable accounting standards to provide for appropriate reimbursements to customers.

     Various lawsuits against the Company have arisen in the course of the Company's business. In certain of these matters, large and/or indeterminate amounts are sought.

     Twenty-six purported class actions and over 280 individual actions are pending against the Company on behalf of those persons who purchased life insurance policies allegedly because of deceptive sales practices engaged in by the Company and its insurance agents in violation of state and federal laws. The Company anticipates additional suits may be filed by individuals who opted out of the class action settlement described below. The sales practices alleged to have occurred are contrary to Company policy. Some of these cases seek very substantial damages while others seek unspecified compensatory, punitive and treble damages. The Company intends to defend these cases vigorously.

     A Multi-State Life Insurance Task Force (the "Task Force"), comprised of insurance regulators from 29 states and the District of Columbia, was created to conduct a review of sales and marketing practices throughout the life insurance industry. As the largest life insurance company in the United States, the Company was the initial focus of the Task Force examination. On July 9, 1996, the Task Force released its report on the Company's activities. In it, the Task Force found that some sales of life insurance policies made by the Company were improper. The report criticizes the Company's training, oversight, discipline and compliance programs related to insurance sales. Based on these findings, the Task Force recommended, and the Company agreed to, a series of fines allocated to all 50 states and the District of Columbia amounting to a total of $35 million. In addition, the Task Force recommended a remediation program pursuant to which the Company would offer relief to policyowners who purchased 10.7 million whole life insurance policies in the United States from the Company from 1982 through 1995. In subsequent negotiations with several states, the Company agreed to pay additional amounts aggregating approximately $30 million by way of fine, reimbursement of investigation expenses and costs associated with outreach to residents of Florida and California.

     On October 28, 1996, the Company entered into a Stipulation of Settlement with attorneys for the plaintiffs in the class actions consolidated in a Multi-District Litigation involving alleged improprieties in connection with the Company's sale of whole life

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

     insurance policies from 1982 through 1995. Pursuant to the proposed settlement, the Company has agreed to provide certain enhancements and changes to the remediation program previously accepted by the Multi-State Task Force, including some additional remedies. In addition, the Company agreed that a minimum cost of $410 million (which was recorded in the Statement of Operations and Changes in Surplus) would be incurred in providing remedies to policyowners under the program, and agreed to certain other payments and guarantees. Under the terms of the guarantees, the Company has agreed that the average cost per remedy will not be less than $2,364 for up to 330,000 claims remedied. For claims remedied in excess of 330,000, the Company has not guaranteed an average cost per remedy. The Company has also agreed to provide additional compensation to be distributed by formula that will range in an aggregate amount from $50 million to $300 million depending on the total number of claims remedied. The Company cannot predict how many claims ultimately will be remedied. The Company has also recorded in the Statement of Operations and Changes in Surplus, its estimate of the minimum administrative costs related to the remediation program. As of March 5, 1997, all 50 states and the District of Columbia have directed the Company to offer a remediation plan based on the program accepted by the Task Force and containing many of the enhancements of the class action settlement.

     Also on October 28, 1996, the U.S. District Court of the District of New Jersey, in which the Multi-District Litigation is pending, conditionally certified a class for settlement purposes and scheduled a hearing on the fairness, reasonableness and adequacy of the proposed settlement. This hearing was held on February 24, 1997. On March 7, 1997, the Court rendered its decision approving the settlement. The owners of approximately 23,000 policies have taken steps to exclude themselves from the class action and are not bound by the settlement.

     To date, the Company has mailed packages to 8.5 million policyowners eligible for the remediation program, informing policyowners in all 50 states and the District of Columbia of their rights under the program. The deadline for electing to participate in the Alternative Dispute Resolution Process ("ADR") or Basic Claim Relief is June 1, 1997. Policyowners who believe that they were misled can file a claim through the ADR. Policyowners who do not believe they were misled, or who do not wish to file a claim under the ADR, may choose from several options available under Basic Claim Relief, such as preferred rate premium loans, or the purchase of enhanced annuities, mutual fund shares or life insurance policies.

     It is not possible on any reliable basis to estimate how many policyowners will participate in the settlement. The cost of the settlement is dependent upon complex and varying factors, including the number of policyowners that participate in the settlement, the relief options chosen and the ultimate dollar value of the settlement. The administrative costs to the Company of remediation of policyowner claims are also subject to a number of complex uncertainties in addition to the unknown quantity and cost of policyowner claims. In light of the uncertainties attendant to these and other factors, management is unable to make a reasonable estimate of the ultimate cost of the remediation program to the Company.

     A purported class action was brought against the Company and certain subsidiaries alleging common law fraud, negligent misrepresentation and violations of the New Jersey RICO statute arising out of the plaintiffs' purchase of certain subordinated mortgage pass-through securities and seeking compensatory and punitive damages and injunctive relief. The Company will deny the substantive allegations of the complaint in its answer and will vigorously defend the suit. The case is at a preliminary stage, and management is not now in a position to predict the outcome or effect of the litigation.

     Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely results of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters. Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and the regulatory inquiries. It is possible that the results of operations or the cash flow of the Company, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on the Company's financial position, after consideration of applicable reserves.

     In 1993, Prudential Securities, Inc. ("PSI"), a subsidiary of Prudential, entered into an agreement with the Securities and Exchange Commission, the National Association of Securities Dealers, Inc., and state securities commissions whereby PSI agreed to pay $330 million into a settlement fund to pay eligible claims on certain limited partnership matters. Under this agreement, if partnership matter claims exceed the established settlement fund, PSI is obligated to pay such additional claims. The agreement also required PSI to take measures to enhance the adequacy of its sales practices compliance controls.

     In October 1994, the United States Attorney for the Southern District of New York (the "U.S. Attorney") filed a complaint against PSI in connection with its sale of certain limited partnerships. Simultaneously, PSI entered into an agreement to comply with certain conditions for a period of three years, and to pay an additional $330 million into the settlement fund. At the end of the three year period, assuming PSI has fully complied with the terms of the agreement, the U.S. Attorney will institute no further action. In the opinion of management, PSI is in compliance with all provisions of the aforementioned agreements.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

     The Company has entered into a reinsurance agreement with The Prudential Life Insurance Company, Ltd., a wholly owned subsidiary, under which it has agreed to reinsure certain individual life insurance policies through a yearly renewable term contract. The reinsurance assumed premiums and reserves for 1996 were $27 million and $17 million, respectively.

     The Company as a result of the sale of Prudential Reinsurance Inc. (a PRUCO Inc. subsidiary), agreed to guarantee up to $775 million of Gibraltar Casualty Company (a Prudential subsidiary) obligations with respect to a Stop Loss Agreement and PRUCO Inc.'s (a Prudential subsidiary) payment obligations under an Indemnity Agreement, subject to maximum aggregate payments of $400 million. The maximum aggregate payments under the Prudential Guarantee of the Gibraltar Casualty Company obligations will be reduced in certain circumstances to take account of payments made and collateral provided in respect of the guaranteed obligations. The Stop Loss Agreement is intended to mitigate the impact on Prudential Reinsurance Inc. of adverse development of loss reserves, as of June 30, 1995, of up to $375 million of the first $400 million of adverse development. The Company has recorded a loss reserve of $175 million as of December 31, 1996.

     Gibraltar Casualty Company and other property and casualty insurance subsidiaries receive claims under expired contracts which assert alleged injuries and/or damages relating to or resulting from toxic torts, toxic waste and other hazardous substances. The liabilities for such claims cannot be estimated by traditional reserving techniques. As a result of judicial decisions and legislative actions, the coverage afforded under these contracts may be expanded beyond their original terms. Extensive litigation between insurers and insureds over these issues continues and the outcome is not predictable. In establishing the unpaid claim reserves for these losses, management considered the available information and established these reserves in accordance with applicable accounting standards. However, given the expansion of coverage and liability by the courts and legislatures in the past, and potential for other unfavorable trends in the future, the ultimate cost of these claims could increase from the levels currently established.

     The Company and a number of other insurers (the "Consortium") entered into a Reinsurance and Participation Agreement ("the Agreement") with MBL Life Assurance Corporation ("MBLLAC") and others, under which the Company and the other insurers agreed to reinsure certain payments to be made to contractholders by MBLLAC in connection with the plan of rehabilitation of Mutual Benefit Life Insurance Company. Under the Agreement, the Consortium, subject to certain terms and conditions, will indemnify MBLLAC for the ultimate net loss sustained by MBLLAC on each contract subject to the Agreement. The ultimate net loss represents the amount by which the aggregate required payments exceed the fair market value of the assets supporting the covered contracts at the time such payments are due. The Company's share of any net loss is 30.55%. The Company has determined that it does not expect to make any payments to MBLLAC under the agreement. The Company concluded this after testing a wide range of potentially adverse scenarios during the rehabilitation period for MBLLAC.


                                     ******

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Policyholders of The Prudential Insurance Company of America

We have audited the accompanying statement of admitted assets, liabilities and surplus (statutory basis) of The Prudential Insurance Company of America as of December 31, 1996, and the related statements of operations and changes in surplus (statutory basis), and of cash flows (statutory basis) for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 1, these financial statements were prepared in conformity with accounting practices prescribed or permitted by the New Jersey Department of Insurance, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matters referred to in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Prudential Insurance Company of America at December 31, 1996, and the results of its operations and its cash flows for the year then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of The Prudential Insurance Company of America at December 31, 1996, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 1.




/s/ PRICE WATERHOUSE, LLP
New York, New York

March 10, 1997

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
The Prudential Insurance Company of America
Newark, New Jersey

We have audited the accompanying statement of admitted assets, liabilities and surplus--statutory basis of The Prudential Insurance Company of America as of December 31, 1995, and the related statements of operations and changes in surplus--statutory basis, and cash flows--statutory basis for each of the two years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our report dated March 1, 1996, we expressed an opinion that the 1995 and 1994 financial statements, prepared using accounting practices prescribed and permitted by the New Jersey Department of Insurance, presented fairly, in all material respects, the financial position of The Prudential Insurance Company of America as of December 31, 1995 and 1994, and the results of its operations and its cash flows for the years then ended in conformity with generally accepted accounting principles. As described in Note 1 to these financial statements, pursuant to the pronouncements of the Financial Accounting Standards Board, the 1995 and 1994 financial statements of The Prudential Insurance Company of America, prepared using accounting practices prescribed or permitted by insurance regulators (statutory financial statements) are no longer considered presentations in conformity with generally accepted accounting principles. The effects on the financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles are material and are also described in Note 1. Accordingly, our present opinion on the presentation of the 1995 and 1994 financial statements in accordance with generally accepted accounting principles, as presented herein, is different from that expressed in our previous report.

In our opinion, because of the effects of the matter discussed in the third paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the admitted assets, liabilities and surplus of the Company as of December 31, 1995, and its operations, changes in surplus and its cash flows for each of the two years in the period ended December 31, 1995.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of The Prudential Insurance Company of America as of December 31, 1995, and the results of its operations, changes in surplus and its cash flows for each of the two years in the period then ended, on the basis of accounting described in Note 1.

Also, as described in Note 1 to the financial statements, these financial statements were prepared on an unconsolidated statutory basis of accounting, which differs from the 1995 and 1994 financial statements prepared for general distribution on a consolidated statutory basis of accounting, both of which differ from generally accepted accounting principles. The financial statements for 1995 and 1994 have been restated on an unconsolidated statutory basis of accounting adopted in 1996 for purposes of general distribution. Further, these financial statements differ from the previously issued unconsolidated statutory financial statements because certain permitted financial statement presentation practices are no longer being used.



/s/ DELOITTE & TOUCHE LLP
Parsippany, New Jersey

March 1, 1996, except for Note 1A,
as to which the date is March 10, 1997

SYSTEMATIC INVESTMENT PLAN CONTRACTS
VARIABLE ANNUITY CONTRACTS

PRUDENTIAL'S GIBRALTAR FUND, INC.
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

This prospectus does not constitute an offer in any State to any person to whom such offer would be unlawful in such State.

No one is authorized to give any information or to make any representations other than those contained in this prospectus or in the sales material authorized by The Prudential Insurance Company of America for use in connection with the offer contained in this prospectus.

--------------------------------------------------------------------------------
                                                  ------------------------------






--------------------------------------------------------------------------------

                                                             -----------------
The Prudential Insurance Company of America                      Bulk Rate
Prudential Plaza, Newark, New Jersey 07102-3777                 U.S. Postage
                                                                   PAID
                                                             Jersey City, N.J.
                                                              Permit No. 60
                                                             -----------------

                                     PART C

                                OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

The facing sheet.


The prospectus consisting of __ pages.


The signatures for:


     (1) Prudential's Annuity Plan Account and The Prudential Insurance Company of America; and

     (2)  Prudential's Gibraltar Fund, Inc.

Consent of Price Waterhouse LLP, Independent Auditors, regarding reports on:

     (1) Prudential's Investment Plan Account, Prudential's Annuity Plan Account and The Prudential Insurance Company of America and

     (2)  Prudential's Gibraltar Fund, Inc.



Consent of Deloitte & Touche LLP, independent auditors, regarding reports on:

    (1) Prudential's Investment Plan Account, Prudential's Annuity Plan Account and The Prudential Insurance Company of America and

    (2)  Prudential's Gibraltar Fund, Inc.


Responses of Prudential's Gibraltar Fund, Inc. to Items of Part C of Form N-1A:


     Item 24. Financial Statements and Exhibits;


     Item 25. Persons Controlled by or under Common Control with Prudential's Gibraltar Fund, Inc.;


     Item 26. Number of Holders of Securities;

     Item 27. Indemnification;

     Item 28. Business and other Connections of Investment Advisor;

     Item 29. Principal Underwriter;

     Item 30. Location of Accounts and Records; and

     Item 31. Management Services.

The Exhibits listed on the following pages pertaining to:

     (1)  Variable Annuity Contracts; and


     (2)  Prudential's Gibraltar Fund, Inc.

     Item 24(a) List of Financial Statements of Prudential's Annuity Plan
                Account and The Prudential Insurance Company of America Filed as Part of this Registration Statement.


Prudential's Annuity Plan Account -- Statements Filed as Part of Part A:


     Statement of Net Assets as of December 31, 1996;

     Statement of Operations -- Year Ended December 31, 1996; and

     Statements of Changes in Net Assets -- Years Ended December 31, 1996 and 1995.

Financial Statements of The Prudential Insurance Company of America -- Statements Filed as Part of Part A:



     Statements of Financial Position as of December 31, 1996 and 1995;

     Statements of Operations and Changes in Surplus and Asset
     Valuation Reserve (AVR)/ Mandatory Securities Valuation Reserve (MSVR) -- Years Ended December 31, 1996, 1995 and 1994; and

     Consolidated Statements of Cash Flows -- Years Ended December 31, 1996, 1995, and 1994.

List of Financial Statements of Prudential's Gibraltar Fund, Inc. Filed as Part of this Registration Statement -- Statements Filed as Part of Part A:



     Statement of Assets and Liabilities including Schedule of Investments as of December 31, 1996;

     Statement of Operations -- Year Ended December 31, 1996;

     Statements of Changes in Net Assets -- Years Ended December 31, 1996 and 1995; and

     Financial Highlights -- Ten Years Ended December 31, 1996.

                                    EXHIBITS
                           VARIABLE ANNUITY CONTRACTS

1.   COPIES OF EXHIBITS REQUIRED BY PARAGRAPH A OF INSTRUC-                             INCORPORATED BY REFERENCE
     TIONS AS TO EXHIBITS IN FORM N-8B-2 (OTHER PARAGRAPH A                             TO THE FOLLOWING:
     EXHIBITS ARE NOT APPLICABLE):

(1)             The resolutions of the Board of Directors of                            Exhibit A(1) to Form
                The Prudential, adopted on June 11, 1968,                               N-8B-2, File No. 811-1848.
                establishing Prudential's Annuity Plan Account.

(3)(a)          Distribution Agreement between Prudential's                             Exhibit A(3)(a) to Post-
                Investment Plan Account, Prudential's Annuity                           Effective Amendment No. 30 to
                Plan Account, Prudential's Annuity Plan                                 Form S-6, Registration No.
                Account-2 and Pruco Securities Corporation.                             2-52715.

(3)(c)          Schedule of Sales Commissions referred to in                            Exhibit A(3)(c) to
                Item 38(c).                                                             Effective Amendment No. 12,
                                                                                        Registration No. 2-32682.

(5)(i)-A*       Copy of the Variable Annuity Contract                                   Exhibit A(5)-B to Post-Effective
                between The Prudential and the Contractholder                           Amendment No. 9, Registration
                (Forms FSP-C2, FSP-V2, FSP-R2 and FSP-G2).                              No. 2-32682.

(5)(ii)-A*      Copy of New York Endorsement FSP 532B to the                            Exhibit A(5)(iv) to Post-
                Variable Annuity Contract.                                              Effective Amendment No. 9,
                                                                                        Registration No. 2-32682.

(5)(iii)-A*     Copy of New Hampshire Endorsement FSP 542 to                            Exhibit A(5)(vi) to Post-
                the Variable Annuity Contract.                                          Effective Amendment No. 11,
                                                                                        Registration No. 2-32682.

(5)(i)-B**      Copy of the Variable Annuity Contract                                   Exhibit A(5) to Post-
                between The Prudential and the Contractholder                           Effective Amendment No. 8,
                (Forms FSP-C1, FSP-V1, FSP-R1 and FSP-G1).                              Registration No. 2-32682.

(5)(ii)-B**     Copy of New York Endorsement FSP 532A to the                            Exhibit A(5)(iii) to Post-
                Variable Annuity Contact.                                               Effective Amendment No. 8,
                                                                                        Registration No. 2-32682.

(5)(iii)-B**    Copy of New Hampshire Endorsement FSP 541 to                            Exhibit A(5)(v) to Post-
                the Variable Annuity Contract.                                          Effective Amendment No. 11,
                                                                                        Registration No. 2-32682.

(5)(iv)         Copy of Texas Variable Annuity Endorsement                              Exhibit A(5)(i) to Post-
                FSP 518 to the Variable Annuity Contract.                               Effective Amendment No. 1,
                                                                                        Registration No. 2-32682.

(5)(v)          Copy of Iowa Endorsement FSP 526 to the                                 Exhibit A(5)(ii) to Post-
                Variable Annuity Contract.                                              Effective Amendment No. 1,
                                                                                        Registration No. 2-32682.


 * This form is applicable to the Contract as revised -- See Prospectus. ** This form is applicable to the Old Form Contract -- See Prospectus.

LISTING OF VARIABLE ANNUITY EXHIBITS -- PAGE 2



(6)(i)          Copy of the Charter of The Prudential, as                               Exhibit 1.A.(6)(a) to Form S-6
                amended February 26, 1988.                                              Registration Statement,
                                                                                        Registration No. 33-61079, filed
                                                                                        July 17, 1995 on behalf of The
                                                                                        Prudential Variable Appreciable
                                                                                        Account.

(6)(ii)         Copy of the By-laws of The Prudential, as                               Exhibit 1.A.(6)(b) to Post-Effective
                amended August 8, 1995.                                                 Amendment No. 1 to Form S-6,
                                                                                        Registration No. 33-61079, filed April
                                                                                        26, 1996,  on behalf of The Prudential
                                                                                        Variable Appreciable Account.


(9)-B**         Copy of the Transfer Account Agreement                                  Exhibit A(9) to Post-
                between The Prudential and the Account-                                 Effective Amendment No. 8,
                holder.                                                                 Registration No. 2-32682.

(10)(i)-A*      Form of Request for Enrollment and Annuity.                             Exhibit A(10)(iii) to Post-
                                                                                        Effective Amendment No. 9,
                                                                                        Registration No. 2-32682.

(10)(i)-B**     Form of Request for Enrollment.                                         Exhibit A(10)(i) to Form
                                                                                        N-8B-2, File No. 811-1848.

(10)(ii)-B**    Form of Request for Annuity.                                            Exhibit A(10)(ii) to Form
                                                                                        N-8B-2, File No. 811-1848.

2. For specimen of securities:

     Revised Contract -- see Exhibits A(5)(i)-A, A(5)(ii)-A, A(5)(iii)-A,
     A(5)(iv), and A(5)(v).

     Old Form Contract -- see Exhibits A(5)(i)-B, A(5)(ii)-B, A(5)(iii)-B,
     A(5)(iv), and A(5)(v).

6. Powers of Attorney:


    a)  F. Agnew, F. Becker, W. Boeschenstein, L. Carter, Jr., J.                       Incorporated by reference to
        Cullen, C. Davis, R. Enrico, A. Gilmour, W. Gray III, J. Hanson,                Post-Effective Amendment No.
        C. Horner, A. Jacobson, G. Keith, B. Malkiel, J. Opel, A. Ryan,                 15 to Form S-6, Registration No.
        C. Sitter, D. Staheli, R. Thompson, P. Vagelos, S. Van Ness,                    33-20000 filed May 1, 1995.
        P. Volcker, J. Williams

    b)  M. Grier                                                                        Incorporated by reference to
                                                                                        Form S-6 Registration Statement,
                                                                                        Registration No. 33-61079, filed
                                                                                        July 17, 1995.


27.1 Financial Data Schedule                                                            Filed Herewith

* This form is applicable to the Contact as revised -- See Prospectus. **This form is applicable to the Old Form Contract -- See Prospectus.

Item 24(b)                          EXHIBITS
                           PRUDENTIAL'S GIBRALTAR FUND


                                                           INCORPORATED BY
                                                        REFERENCE TO EXHIBITS                  INCORPORATED BY
            EXHIBITS REQUIRED BY                           TO FORM N-8B-1               REFERENCE TO THE FOLLOWING:
             ITEM OF FORM N-1A                           FILE NO. 811-1660              (EXCEPT AS OTHERWISE NOTED):
     (i)    Certificate of Incorporation.                         1(a)

            Amendment to Certificate of                           1(b)
            Incorporation dated April 11, 1968.

            Amendment to Certificate of                                                 Exhibit 1(c) to Post-
            Incorporation dated May 27, 1975.                                           Effective Amendment No. 19
                                                                                        to Form S-6, Registration
                                                                                        No. 2-52715.

            Amendment to Certificate of                                                 Exhibit 24(b)(i) to Post-
            Incorporation dated April 23, 1991.                                         Effective Amendment No. 32
                                                                                        to Form S-6, Registration
                                                                                        No. 2-52715.


            Articles of Incorporation filed with the                                    Filed herein.
            Secretary of State of Maryland dated
            May 1, 1997.

     (ii)   By-laws.                                                                    Filed herein.


     (iii)  None.

     (iv)   Stock Certificate.                                                          Exhibit 4(a) to Post-
                                                                                        Effective Amendment No. 17
                                                                                        to Form S-6, Registration
                                                                                        No. 2-52715.

     (v)    Investment Advisory Contract                          5
            between Registrant and The
            Prudential.

            Amendment No. 1 to Investment                                               Exhibit 5(b) to Post-
            Advisory Contract between                                                   Effective Amendment No. 9
            Registrant and The Prudential.                                              to Form S-5, Registration
                                                                                        No. 2-32685.

            Amendment No. 2 to Investment                                               Exhibit 24(b)(v) to Post-
            Advisory Contract between                                                   Effective Amendment No. 32
            Registrant and The Prudential.                                              to Form S-6, Registration
                                                                                        No. 2-52715.

            Service Agreement between The                                               Exhibit 24(b)(v)(3) to
            Prudential and The Prudential                                               Post-Effective Amendment
            Investment Corporation.                                                     No. 23 to Form S-6,
                                                                                        Registration No. 2-52715.

 (vi)       Distribution Agreement between                                              Exhibit 24(b)(vi) to Post-
            Prudential's Gibraltar Fund and                                             Effective Amendment No. 30
            Pruco Securities Corporation.                                               to Form S-6, Registration
                                                                                        No. 2-52715.

PRUDENTIAL'S GIBRALTAR FUND, INC. EXHIBITS -- PAGE 2



(vii)       None.

(viii)      Custody Agreement between                                                   Exhibit 8(a) to Post-
            Registrant and Chemical                                                     Effective Amendment No. 17
            Bank.                                                                       to Form S-6, Registration
                                                                                        No. 2-52715.

 (ix)       Administrative Services                                9(a)
            Agreement between Registrant
            and The Prudential.

            Contract of Custodianship                                                   Exhibit A(2) to Post-
            with respect to Prudential's                                                Effective Amendment No. 17
            Investment Plan Account                                                     to Form S-6, Registration
            (endorsed by Registrant).                                                   No. 2-52715.

(x)-(xiv)   None.

 (xv)       None.

(xvi)       Powers of Attorney                                                          Incorporated by reference to Post-
                                                                                        Effective Amendment No. 25 to
                                                                                        Form S-6, Registration No. 2-
                                                                                        59232, filed April 26, 1996 on
                                                                                        behalf of the Prudential Variable
                                                                                        Annuity Plan Account-2.


 27.2       Financial Data Schedule                                                     Filed Herewith

                                   SIGNATURES

                        PRUDENTIAL'S ANNUITY PLAN ACCOUNT


Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus, and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 30th day of April, 1997.


                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA


Attest:  /s/THOMAS C. CASTANO                  By:  /s/ESTHER H. MILNES
        ----------------------                      -------------------
           Thomas C. Castano                        Esther H. Milnes
           Assistant Secretary                      Vice President and Actuary



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following directors and officers of The Prudential Insurance Company of America in their capacities and on the date appearing below.


       SIGNATURE AND TITLE                                    DATE

/s/*                                          )          April 30th, 1997
--------------------------------------        )
Arthur C. Ryan                                )
Chairman of the Board, President and          )
Chief Executive Officer                       )
                                              )
                                              )
/s/*                                          )
--------------------------------------        )    *By:  /s/THOMAS C. CASTANO
Franklin E. Agnew                             )          --------------------
Director                                      )          Thomas C. Castano
                                              )          (Attorney-in-Fact)
                                              )
/s/*                                          )
--------------------------------------        )
Frederic K. Becker                            )
Director                                      )
                                              )
                                              )
/s/*                                          )
--------------------------------------        )
William W. Boeschenstein                      )
Director                                      )
                                              )

       SIGNATURE AND TITLE                                    DATE

/s/*                                          )          April 30th, 1997
--------------------------------------        )
James G. Cullen                               )
Director                                      )
                                              )
                                              )
/s/*                                          )
--------------------------------------        )
Carolyne K. Davis                             )
Director                                      )
                                              )
                                              )
/s/*                                          )
--------------------------------------        )
Allan D. Gilmour                              )
Director                                      )
                                              )
                                              )
/s/*                                          )
--------------------------------------        )
William H. Gray, III                          )
Director                                      )
                                              )
                                              )
/s/*                                          )
--------------------------------------        )
Roger A. Enrico                               )
Director                                      )
                                              )
                                              )
/s/*                                          )
--------------------------------------        )
Jon F. Hanson                                 )      *By: /s/ THOMAS C. CASTANO
Director                                      )           ---------------------
                                              )            Thomas C. Castano
                                              )            (Attorney-in-Fact)
                                              )
/s/*                                          )
--------------------------------------        )
Constance J. Horner                           )
Director                                      )
                                              )
                                              )
                                              )
/s/*                                          )
--------------------------------------        )
Charles R. Sitter                             )
Director                                      )

        SIGNATURE AND TITLE                                 DATE


/s/*                                          )         April 30th, 1997
--------------------------------------        )
Donald L. Staheli                             )
Director                                      )
                                              )
                                              )
/s/*                                          )
--------------------------------------        )
Richard M. Thomson                            )
Director                                      )
                                              )
                                              )
/s/*                                          )
--------------------------------------        )
P. Roy Vagelos, M.D.                          )
Director                                      )
                                              )
                                              )
/s/*                                          )      *By: /s/ THOMAS C. CASTANO
--------------------------------------        )           ---------------------
Stanley C. Van Ness                           )            Thomas C. Castano
Director                                      )            (Attorney-in-Fact)
                                              )
                                              )
/s/*                                          )
--------------------------------------        )
Paul A. Volcker                               )
Director                                      )
                                              )
                                              )
/s/*                                          )
--------------------------------------        )
Joseph H. Williams                            )
Director                                      )

                                   SIGNATURES


                           PRUDENTIAL'S GIBRALTAR FUND, INC.



Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus, and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 30th day of April, 1997.

                                      PRUDENTIAL'S GIBRALTAR FUND, INC.



                                      By:  /s/ MENDEL A. MELZER
                                           ------------------------
                                           Mendel A. Melzer
                                           Chairman of the Board of Directors


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



        SIGNATURE AND TITLE                                 DATE


/s/*                                           )        April 30th, 1997
--------------------------------------         )
Mendel A. Melzer                               )
Chairman of the Board of Directors,            )
Principal Executive Officer and                )
Principal Financial Officer                    )
                                               )
                                               )
/s/*                                           )
--------------------------------------         )
E. Michael Caulfield                           )
President and Director                         )
                                               )
                                               )
/s/*                                           )
--------------------------------------         )      *By: /s/THOMAS C. CASTANO
Eugene S. Stark                                )           ---------------------
Comptroller, Treasurer and Principal           )            Thomas C. Castano
Financial Officer                              )            (Attorney-in-Fact)
                                               )
/s/                                            )
--------------------------------------         )
Saul K. Fenster                                )
Director                                       )
                                               )
                                               )
/s/*                                           )
--------------------------------------         )
W. Scott McDonald, Jr.                         )
Director                                       )
                                               )
                                               )
/s/*                                           )
--------------------------------------         )
Joseph Weber                                   )
Director                                       )

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The Prudential is a mutual life insurance company incorporated under the laws of the State of New Jersey. The subsidiaries of The Prudential are set forth on the Organization Chart on the following pages.

     All of the shares of Prudential's Gibraltar Fund are held by three separate accounts of The Prudential Insurance Company of America: Prudential's Investment Plan Account, Prudential's Annuity Plan Account and Prudential's Annuity Plan Account-2. The Prudential also holds directly and in four of its other separate accounts shares of The Prudential Series Fund, Inc., a Maryland corporation. The balance of the shares of The Prudential Series Fund, Inc. are held in separate accounts of Pruco Life Insurance Company, a direct wholly-owned subsidiary of The Prudential, and Pruco Life Insurance Company of New Jersey, an indirect wholly-owned subsidiary of The Prudential. All of the separate accounts referred to above are unit investment trusts registered under the Investment Company Act of 1940. Prudential's Gibraltar Fund and The Prudential Series Fund, Inc. are registered as open-end, diversified management investment companies under the Investment Company Act of 1940. The shares of the investment companies are voted in accordance with the instructions of persons having an interest in the unit investment trusts, and The Prudential, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey will vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.

     Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10 and The Prudential Variable Contract Account-11, separate accounts of The Prudential registered as open-end, diversified management investment companies under the Investment Company Act of 1940.

     The Prudential is a mutual insurance company. Its financial statements are prepared in accordance with statutory requirements. The financial statements of The Prudential and its subsidiaries are presented on a consolidated basis.

     The subsidiaries of The Prudential and short descriptions of each are listed under Item 25 in Post-Effective Amendment No. 28 to the Registration Statement of The Prudential Series Fund, Inc., Registration No. 2-80896, the text of which is hereby incorporated by reference.

Item 26. NUMBER OF HOLDERS OF SECURITIES


     The registrant was organized to serve as the investment medium for separate accounts of The Prudential which issue certain variable annuity contracts to the public. The public offering commenced on January 2, 1970. As of December 31, 1996, there were 25,769,128 shares of Common Stock outstanding, distributed as follows:


     TITLE OF CLASS               HOLDER                         SHARES


     Common Stock   Prudential's Investment Plan Account       20,660,796
                    Prudential's Annuity Plan Account             240,480
                    Prudential's Annuity Plan Account-2         4,867,852
                                                               ----------
                                                               25,769,128

Item 27. INDEMNIFICATION OF DIRECTORS AND OFFICERS


     The Prudential Directors' and Officers' Liability and Corporation Reimbursement Insurance Program, purchased by The Prudential from Aetna Casualty & Surety Company, CNA Insurance Companies, Lloyds of London, Great American Insurance Company, Reliance Insurance Company, Corporate Officers & Directors Assurance Ltd., A.C.E. Insurance Company, Ltd., XL Insurance Company, Ltd., and Zurich-American Insurance Company, provides reimbursement for "Loss" (as defined in the policies) which the Company pays as indemnification to its directors or officers resulting from any claim for any actual or alleged act, error, misstatement, misleading statement, omission, or breach of duty by persons in the discharge of their duties in their capacities as directors or officers of The Prudential, any of its subsidiaries, or certain investment companies affiliated with The Prudential. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified. Loss essentially is the legal liability on claims against a director or officer, including adjudicated damages, settlements and reasonable and necessary legal fees and expenses incurred in defense of adjudicatory proceedings and appeals therefrom. Loss does not include punitive or exemplary damages or the multiplied portion of any multiplied damage award, criminal or civil fines or penalties imposed by law, taxes or wages, or matters which are uninsurable under the law pursuant to which the policies are construed.

     There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) claims brought about or contributed to by the criminal or fraudulent acts or omissions or the willful violation of any law by a director or officer, (2) claims based on or attributable to directors or officers gaining personal profit or advantage to which they were not legally entitled, and (3) claims arising from actual or alleged performance of, or failure to perform, services as, or in any capacity similar to, an investment adviser, investment banker, underwriter, broker or dealer, as those terms are defined in the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Advisers Act of 1940, the Investment Company Act of 1940, any rules or regulations thereunder, or any similar federal, state or local statute, rule or regulation.


     The limit of coverage under the Program for both individual and corporate reimbursement coverage is $150,000,000. The retention for corporate reimbursement coverage is $10,000,000 per loss.


     The relevant provisions of New Jersey law permitting or requiring indemnification, New Jersey being the state of organization of The Prudential, can be found in Section A:3-5 of the New Jersey Statutes Annotated. The text of The Prudential's by-law 26, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit (6)(ii) to this Registration Statement.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     The Prudential does not have other business of a substantial nature besides activities relating to the assets of the registrant. The Prudential is involved in insurance, reinsurance, securities, pension services, real estate and banking.

     The Prudential Investment Corporation (PIC) is the investment unit of Prudential and actively engages in the business of giving investment advice. The officers and directors of Prudential and PIC who are engaged directly or indirectly in activities relating to the registrant have no other business, profession, vocation, or employment of a substantial nature, and have not had such other connections during the past two years.

     The business and other connections of The Prudential's Directors are listed in the statement of additional information filed in Part B of this Registration Statement.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Pruco Securities Corporation also acts as principal underwriter of The Prudential Series Fund, Inc.


     (b) Incorporated by Reference to Item 29(b) of Post-Effective Amendment No. 11 to Form N-4, Registration No. 34-25434, filed April ____, 1996 on behalf of The Prudential Individual Variable Contract Account.


     (c)  Not applicable.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant, Prudential Plaza, Newark, New Jersey 07102-3777 and Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102; the Registrant's Investment Advisor, The Prudential Insurance Company of America, Prudential Plaza, Newark, New Jersey 07102-3777; or the Registrant's Custodian, the Chase Manhattan N.A., Chase MetroTech Center, Brooklyn, New York 11245.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

                                  EXHIBIT INDEX


       Consent of Price Waterhouse LLP, Independent Auditors           Page C-

       Consent of Deloitte & Touche LLP, independent auditors.         Page C-

24.1   Copy of Articles of Incorporation of Prudential's Gibraltar
       Fund, Inc., as filed with the Maryland Secretary of State,
       effective May 1, 1997                                           Page C-

24.2   Copy of By-Laws of Prudential's Gibraltar Fund, Inc., as
       amended and restated                                            Page C-

27.1   Financial Data Schedule - Prudential's Annuity Plan Account-2   Page C-

27.2   Financial Data Schedule - Prudential's Gibraltar Fund, Inc.     Page C-